UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21497

AB CORPORATE SHARES

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2026

Date of reporting period: October 31, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.

AB Corporate Income Shares: ACISX

October 31, 2025

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Fund Information

AB Corporate Income Shares

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Corporate Income Shares (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ACISX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Corporate Income Shares	$0	0.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$181,916,555
# of Portfolio Holdings	287
Portfolio Turnover Rate	95%
Total Advisory Fees Paid (Net)	$0

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Corporates - Investment Grade	96.8%
Corporates - Non-Investment Grade	1.0%
Governments - Sovereign Bonds	0.6%
Quasi-Sovereigns	0.3%
Other assets less liabilities	1.3%
Total	100.0%

AB Corporate Income Shares: ACISX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ACISX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

CIS-0154-1025

AB Corporate Income Shares: ACISX

2

AB Impact Municipal Income Shares: ABIMX

October 31, 2025

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Fund Information

AB Impact Municipal Income Shares

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Impact Municipal Income Shares (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABIMX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Impact Municipal Income Shares	$0	0.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$631,346,181
# of Portfolio Holdings	274
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (Net)	$0

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

AAA	0.5%
AA	28.7%
A	19.1%
BBB	33.6%
BB	7.0%
B	1.5%
Not Rated	9.6%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

AB Impact Municipal Income Shares: ABIMX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABIMX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

IMISH-0154-1025

AB Impact Municipal Income Shares: ABIMX

2

AB Municipal Income Shares: MISHX

October 31, 2025

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Fund Information

AB Municipal Income Shares

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Municipal Income Shares (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/MISHX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Municipal Income Shares	$0	0.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$16,927,451,267
# of Portfolio Holdings	2,323
Portfolio Turnover Rate	9%
Total Advisory Fees Paid (Net)	$0

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

AAA	2.2%
AA	18.6%
A	24.2%
BBB	19.3%
BB	8.9%
B	0.7%
CCC	0.2%
D	0.1%
Not Rated	25.8%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

AB Municipal Income Shares: MISHX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/MISHX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MIS-0154-1025

AB Municipal Income Shares: MISHX

2

AB Taxable Multi-Sector Income Shares: CSHTX

October 31, 2025

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Fund Information

AB Taxable Multi-Sector Income Shares

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Taxable Multi-Sector Income Shares (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CSHTX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Taxable Multi-Sector Income Shares	$0	0.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$470,267,529
# of Portfolio Holdings	240
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net)	$0

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Corporates - Investment Grade	61.8%
Local Governments - US Municipal Bonds	10.8%
Asset-Backed Securities	3.4%
Collateralized Mortgage Obligations	2.9%
Commercial Mortgage-Backed Securities	2.5%
Corporates - Non-Investment Grade	1.0%
Short-Term Investments	17.0%
Other assets less liabilities	0.6%
Total	100.0%

AB Taxable Multi-Sector Income Shares: CSHTX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CSHTX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

TMSIS-0154-1025

AB Taxable Multi-Sector Income Shares: CSHTX

2

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

October 31, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB CORPORATE INCOME SHARES

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

October 31, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 96.8%
Industrial – 53.9%
Basic – 3.6%
AngloGold Ashanti Holdings PLC 3.75%, 10/01/2030	$1,356	$1,296,675
Freeport-McMoRan, Inc. 5.45%, 03/15/2043	1,254	1,216,882
Glencore Funding LLC 4.907%, 04/01/2028(a)	438	444,977
5.186%, 04/01/2030(a)	188	193,555
5.634%, 04/04/2034(a)	1,132	1,180,959
Inversiones CMPC SA 3.85%, 01/13/2030(a)	210	200,235
Newmont Corp./Newcrest Finance Pty Ltd. 5.35%, 03/15/2034	1,131	1,181,318
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	830	912,718

		6,627,319

Capital Goods – 8.3%
Boeing Co. (The) 2.70%, 02/01/2027	1,131	1,109,997
5.04%, 05/01/2027	578	583,647
6.259%, 05/01/2027	1,096	1,126,151
Caterpillar Financial Services Corp. Series K 4.10%, 08/15/2028	97	97,478
Deere Funding Canada Corp. 4.15%, 10/09/2030	372	371,327
GE Capital Funding LLC 4.55%, 05/15/2032	1,263	1,273,622
General Electric Co. Series G 6.875%, 01/10/2039	607	719,605
Northrop Grumman Corp. 3.20%, 02/01/2027	862	853,596
3.25%, 01/15/2028	1,116	1,098,077
4.60%, 02/01/2029	230	233,611
Parker-Hannifin Corp. 3.25%, 06/14/2029	520	505,367
4.25%, 09/15/2027	452	454,057
4.50%, 09/15/2029	1,016	1,030,702
Republic Services, Inc. 4.875%, 04/01/2029	725	743,096
RTX Corp. 2.25%, 07/01/2030	318	291,959
4.125%, 11/16/2028	182	182,167
4.45%, 11/16/2038	839	793,207

ABFunds.com	AB Corporate Income Shares 1

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.15%, 02/27/2033	$1,081	$1,120,716
5.75%, 11/08/2026	202	205,272
Trane Technologies Financing Ltd. 5.25%, 03/03/2033	1,159	1,207,006
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/2026	1,205	1,195,721

		15,196,381

Communications - Media – 3.6%
Meta Platforms, Inc. 4.65%, 08/15/2062	1,398	1,161,277
5.50%, 11/15/2045	500	495,365
5.55%, 08/15/2064	1,206	1,167,420
5.75%, 05/15/2063	72	71,800
5.75%, 11/15/2065	515	509,634
Paramount Global 5.90%, 10/15/2040	310	284,723
Time Warner Cable Enterprises LLC 8.375%, 07/15/2033	899	1,044,063
Time Warner Cable LLC 5.50%, 09/01/2041	326	293,005
6.55%, 05/01/2037	360	368,823
6.75%, 06/15/2039	1,165	1,194,090

		6,590,200

Communications - Telecommunications – 0.3%
AT&T, Inc. 6.55%, 01/15/2028	100	104,324
TELUS Corp. 7.00%, 10/15/2055	381	405,696

		510,020

Consumer Cyclical - Automotive – 3.5%
American Honda Finance Corp. Series G 4.50%, 09/04/2030	644	644,824
Ford Motor Co. 3.25%, 02/12/2032	1,509	1,315,003
Ford Motor Credit Co. LLC 5.869%, 10/31/2035	555	548,251
5.918%, 03/20/2028	254	259,466
6.05%, 03/05/2031	293	299,824
6.532%, 03/19/2032	358	373,741
General Motors Financial Co., Inc. 2.40%, 04/10/2028	84	80,314
4.20%, 10/27/2028	542	541,041
Honda Motor Co., Ltd. 4.436%, 07/08/2028	666	670,343

2 AB Corporate Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Hyundai Capital America 4.50%, 09/18/2030(a)	$945	$943,186
5.40%, 06/24/2031(a)	660	681,397

		6,357,390

Consumer Cyclical - Other – 1.4%
Flutter Treasury DAC 5.875%, 06/04/2031(a)	311	315,279
Marriott International, Inc./MD 4.20%, 07/15/2027	934	936,671
Sekisui House US, Inc. 6.00%, 01/15/2043	1,324	1,246,957

		2,498,907

Consumer Cyclical - Restaurants – 1.2%
McDonald’s Corp. 2.125%, 03/01/2030	50	45,896
4.40%, 02/12/2031	561	563,412
6.30%, 10/15/2037	622	690,414
Starbucks Corp. 4.50%, 05/15/2028	834	841,247

		2,140,969

Consumer Cyclical - Retailers – 1.5%
CK Hutchison International 23 Ltd. 4.875%, 04/21/2033(a)	432	439,245
Ralph Lauren Corp. 5.00%, 06/15/2032	822	845,328
Ross Stores, Inc. 4.70%, 04/15/2027	160	160,538
4.80%, 04/15/2030	115	116,217
Walmart, Inc. 5.625%, 04/15/2041	1,094	1,169,595

		2,730,923

Consumer Non-Cyclical – 8.7%
Altria Group, Inc. 2.45%, 02/04/2032	1,726	1,517,016
3.40%, 02/04/2041	939	725,302
6.875%, 11/01/2033	79	88,742
Anheuser-Busch InBev Worldwide, Inc. 8.20%, 01/15/2039	821	1,061,463
Archer-Daniels-Midland Co. 2.90%, 03/01/2032	1,473	1,350,034
3.25%, 03/27/2030	121	116,421
BAT Capital Corp. 7.75%, 10/19/2032	46	53,532
Cargill, Inc. 4.125%, 10/23/2030(a)	649	645,651

ABFunds.com	AB Corporate Income Shares 3

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CVS Health Corp. 3.625%, 04/01/2027	$181	$179,494
Eli Lilly & Co. 4.00%, 10/15/2028	747	749,555
5.10%, 02/09/2064	663	627,715
Gilead Sciences, Inc. 2.95%, 03/01/2027	231	228,270
HCA, Inc. 4.30%, 11/15/2030	221	219,919
Hershey Co. (The) 4.75%, 02/24/2030	756	773,207
Kellanova 2.10%, 06/01/2030	1,192	1,083,790
3.40%, 11/15/2027	385	380,561
Kenvue, Inc. 5.05%, 03/22/2053	956	872,799
Kraft Heinz Foods Co. 3.875%, 05/15/2027	864	859,965
Mars, Inc. 4.60%, 03/01/2028(a)	517	523,065
Philip Morris International, Inc. 3.875%, 08/21/2042	276	228,155
5.125%, 02/13/2031	368	380,630
5.25%, 09/07/2028	197	202,912
5.25%, 02/13/2034	875	902,886
5.375%, 02/15/2033	777	809,696
6.375%, 05/16/2038	86	96,091
Takeda US Financing, Inc. 5.20%, 07/07/2035	831	845,676
Viatris, Inc. 2.70%, 06/22/2030	318	287,555

		15,810,102

Energy – 8.6%
BG Energy Capital PLC 5.125%, 10/15/2041(a)	1,267	1,231,866
Colonial Enterprises, Inc. 3.25%, 05/15/2030(a)	1,304	1,219,423
5.627%, 11/15/2035(a)	489	493,342
ConocoPhillips Co. 5.30%, 05/15/2053	866	822,449
5.65%, 01/15/2065	720	708,070
Continental Resources, Inc./OK 4.375%, 01/15/2028	673	669,662
4.90%, 06/01/2044	624	503,855
Eni SpA 5.75%, 05/19/2035(a)	201	210,073

4 AB Corporate Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

EOG Resources, Inc. 4.95%, 04/15/2050	$1,326	$1,208,967
5.65%, 12/01/2054	367	367,154
EQT Corp. 3.90%, 10/01/2027	503	499,348
Harbour Energy PLC 6.327%, 04/01/2035(a)	675	690,842
MPLX LP 5.40%, 09/15/2035	573	575,653
ONEOK Partners LP 6.125%, 02/01/2041	32	32,809
6.65%, 10/01/2036	645	701,218
ONEOK, Inc. 5.05%, 11/01/2034	701	690,906
5.40%, 10/15/2035	818	821,198
5.55%, 11/01/2026	237	239,797
Pioneer Natural Resources Co. 1.90%, 08/15/2030	627	565,121
Saudi Arabian Oil Co. 5.75%, 07/17/2054(a)	257	257,643
5.875%, 07/17/2064(a)	545	543,501
Targa Resources Corp. 5.20%, 07/01/2027	268	272,157
5.55%, 08/15/2035	545	557,235
5.65%, 02/15/2036	166	170,238
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(a)	1,147	1,076,115
Woodside Finance Ltd. 5.40%, 05/19/2030	123	126,295
6.00%, 05/19/2035	319	333,534

		15,588,471

Services – 4.3%
Booking Holdings, Inc. 3.55%, 03/15/2028	1,214	1,201,095
Expedia Group, Inc. 3.80%, 02/15/2028	1,142	1,132,499
Mastercard, Inc. 2.95%, 06/01/2029	656	634,142
3.35%, 03/26/2030	1,532	1,491,800
4.875%, 05/09/2034	53	54,274
Moody’s Corp. 3.25%, 01/15/2028	1,219	1,198,204
S&P Global, Inc. 1.25%, 08/15/2030	104	90,797
2.45%, 03/01/2027	315	308,785
2.90%, 03/01/2032	1,309	1,203,246
4.25%, 05/01/2029	450	451,948

		7,766,790

ABFunds.com	AB Corporate Income Shares 5

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Technology – 8.2%
Alphabet, Inc. 5.25%, 05/15/2055	$252	$249,619
5.30%, 05/15/2065	1,183	1,162,191
Analog Devices, Inc. 1.70%, 10/01/2028	1,368	1,283,485
2.10%, 10/01/2031	805	710,960
Applied Materials, Inc. 4.00%, 01/15/2031	756	749,710
Autodesk, Inc. 3.50%, 06/15/2027	1,190	1,179,147
Broadcom, Inc. 4.11%, 09/15/2028	1,198	1,199,330
4.15%, 02/15/2028	88	88,231
4.20%, 10/15/2030	494	492,849
CDW LLC/CDW Finance Corp. 3.25%, 02/15/2029	231	221,240
Dell International LLC/EMC Corp. 4.15%, 02/15/2029	563	562,420
Foundry JV Holdco LLC 5.90%, 01/25/2033(a)	919	966,586
6.15%, 01/25/2032(a)	244	259,985
Intuit, Inc. 1.65%, 07/15/2030	1,371	1,225,318
Jabil, Inc. 3.95%, 01/12/2028	584	580,899
4.25%, 05/15/2027	1,188	1,188,463
Lam Research Corp. 1.90%, 06/15/2030	470	425,815
Oracle Corp. 3.25%, 11/15/2027	48	47,084
6.10%, 09/26/2065	638	606,355
6.125%, 07/08/2039	301	310,479
6.50%, 04/15/2038	925	990,888
VMware LLC 3.90%, 08/21/2027	436	434,840

		14,935,894

Transportation - Airlines – 0.5%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)	812	817,294
Southwest Airlines Co. 4.375%, 11/15/2028	186	185,568

		1,002,862

Transportation - Services – 0.2%
ENA Master Trust 4.00%, 05/19/2048(a)	370	284,045

		98,040,273

6 AB Corporate Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Financial Institutions – 29.7%
Banking – 23.1%
AIB Group PLC 5.871%, 03/28/2035(a)	$778	$819,366
Ally Financial, Inc. 5.543%, 01/17/2031	729	741,634
6.848%, 01/03/2030	543	572,892
6.992%, 06/13/2029	126	132,401
Banco Bilbao Vizcaya Argentaria SA 6.138%, 09/14/2028	800	826,816
7.883%, 11/15/2034	200	233,058
Banco Santander SA 5.552%, 03/14/2028	600	609,678
6.921%, 08/08/2033	1,000	1,109,800
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)	1,095	1,134,748
Barclays PLC 6.224%, 05/09/2034	862	927,779
6.692%, 09/13/2034	496	548,264
7.119%, 06/27/2034	1,275	1,426,062
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.875%, 09/13/2034(a)	330	329,258
CaixaBank SA 4.885%, 07/03/2031(a)	600	606,768
6.84%, 09/13/2034(a)	390	434,616
Capital One Financial Corp. 4.493%, 09/11/2031	943	935,890
Citigroup, Inc. 3.52%, 10/27/2028	553	545,949
4.45%, 09/29/2027	261	261,788
4.503%, 09/11/2031	920	921,159
4.643%, 05/07/2028	1,194	1,201,665
4.658%, 05/24/2028	356	358,510
6.174%, 05/25/2034	516	548,028
Series W 4.00%, 12/10/2025(b)	368	367,205
Series X 3.875%, 02/18/2026(b)	344	341,809
Credit Agricole SA 4.818%, 09/25/2033(a)	367	364,670
5.222%, 05/27/2031(a)	969	993,952
Deutsche Bank AG/New York NY 2.311%, 11/16/2027	261	255,676
3.729%, 01/14/2032	1,503	1,414,428
7.079%, 02/10/2034	683	748,889
DNB Bank ASA 4.384%, 11/04/2031(a)	370	368,146

ABFunds.com	AB Corporate Income Shares 7

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

HSBC Holdings PLC 4.619%, 11/06/2031	$504	$504,590
4.755%, 06/09/2028	320	322,518
5.24%, 05/13/2031	837	861,206
5.733%, 05/17/2032	1,092	1,148,915
7.399%, 11/13/2034	734	838,045
Intesa Sanpaolo SpA 4.95%, 06/01/2042(a)	911	776,564
7.778%, 06/20/2054(a)	935	1,127,507
JPMorgan Chase & Co. 5.04%, 01/23/2028	890	899,274
Lloyds Banking Group PLC 4.425%, 11/04/2031	228	227,685
Morgan Stanley 4.994%, 04/12/2029	669	681,591
5.652%, 04/13/2028	1,077	1,099,122
Series I 4.133%, 10/18/2029	540	538,688
Morgan Stanley Bank NA 4.952%, 01/14/2028	291	293,572
5.016%, 01/12/2029	1,074	1,092,322
5.504%, 05/26/2028	789	804,906
Nationwide Building Society 4.649%, 07/14/2029(a)	828	834,955
NatWest Markets PLC 4.412%, 11/06/2030(a)	552	551,851
Santander UK Group Holdings PLC 4.32%, 09/22/2029	756	753,883
Societe Generale SA 5.439%, 10/03/2036(a)	896	897,774
7.367%, 01/10/2053(a)	894	981,487
Svenska Handelsbanken AB 4.375%, 03/01/2027(a)(b)	400	393,528
Synchrony Bank 5.625%, 08/23/2027	339	346,017
Synchrony Financial 3.95%, 12/01/2027	376	372,853
5.935%, 08/02/2030	400	413,492
6.00%, 07/29/2036	256	261,245
Toronto-Dominion Bank (The) 5.146%, 09/10/2034	381	386,452
Truist Bank 4.136%, 10/23/2029	371	369,579
UBS Group AG 2.746%, 02/11/2033(a)	854	762,929
6.537%, 08/12/2033(a)	693	764,885
7.125%, 08/10/2034(a)(b)	365	371,377
9.25%, 11/13/2028(a)(b)	273	297,240

8 AB Corporate Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

UniCredit SpA 5.459%, 06/30/2035(a)	$1,206	$1,219,893
7.296%, 04/02/2034(a)	200	214,480
Wells Fargo & Co. 4.078%, 09/15/2029	566	564,506

		42,055,835

Brokerage – 0.3%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(b)	595	588,889

Insurance – 2.3%
Allstate Corp. (The) Series B 7.411% (CME Term SOFR 3 Month + 3.20%), 08/15/2053(c)	712	713,438
Athene Global Funding 4.721%, 10/08/2029(a)	708	709,947
5.033%, 07/17/2030(a)	164	165,938
Cigna Group (The) 7.875%, 05/15/2027	53	55,776
Hartford Insurance Group, Inc. (The) Series ICON 6.598% (CME Term SOFR 3 Month + 2.39%), 02/12/2047(a)(c)	564	536,048
MetLife, Inc. Series D 5.875%, 03/15/2028(b)	170	174,255
New York Life Insurance Co. 4.45%, 05/15/2069(a)	1,487	1,181,645
Principal Life Global Funding II 4.25%, 08/18/2028(a)	571	572,525

		4,109,572

REITs – 4.0%
American Homes 4 Rent LP 3.625%, 04/15/2032	364	342,004
Digital Realty Trust LP 3.60%, 07/01/2029	1,246	1,216,669
Essential Properties LP 2.95%, 07/15/2031	454	412,191
5.40%, 12/01/2035	374	374,972
GLP Capital LP/GLP Financing II, Inc. 5.25%, 02/15/2033	431	431,392
Regency Centers LP 4.125%, 03/15/2028	563	563,366
Simon Property Group LP 2.65%, 02/01/2032	1,394	1,250,334

ABFunds.com	AB Corporate Income Shares 9

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Ventas Realty LP 4.00%, 03/01/2028	$1,203	$1,197,803
Welltower OP LLC 2.05%, 01/15/2029	403	378,224
3.10%, 01/15/2030	1,098	1,051,061

		7,218,016

		53,972,312

Utility – 13.2%
Electric – 12.9%
AEP Transmission Co. LLC 5.15%, 04/01/2034	505	515,938
5.375%, 06/15/2035	333	344,778
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)	188	175,043
Alexander Funding Trust II 7.467%, 07/31/2028(a)	640	681,619
American Electric Power Co., Inc. 3.20%, 11/13/2027	758	744,311
6.95%, 12/15/2054	270	294,548
Series D 6.05%, 03/15/2056	655	663,712
Berkshire Hathaway Energy Co. 6.125%, 04/01/2036	1,298	1,409,784
Commonwealth Edison Co. 5.65%, 06/01/2054	762	777,903
Edison International 5.75%, 06/15/2027	386	390,505
Enel Finance International NV 6.00%, 10/07/2039(a)	1,155	1,219,241
7.75%, 10/14/2052(a)	529	653,643
Engie Energia Chile SA 6.375%, 04/17/2034(a)	330	350,833
Entergy Louisiana LLC 5.70%, 03/15/2054	159	160,884
Fells Point Funding Trust 3.046%, 01/31/2027(a)	261	257,093
FirstEnergy Transmission LLC 2.866%, 09/15/2028(a)	1,520	1,467,226
Florida Power & Light Co. 5.30%, 06/15/2034	250	261,665
Georgia Power Co. 4.00%, 10/01/2028	657	656,527
Kentucky Utilities Co. 5.125%, 11/01/2040	1,198	1,182,258
Niagara Mohawk Power Corp. 2.759%, 01/10/2032(a)	556	498,671
5.29%, 01/17/2034(a)	1,198	1,221,673

10 AB Corporate Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

NSTAR Electric Co. 5.20%, 03/01/2035	$542	$554,959
Oncor Electric Delivery Co. LLC 4.30%, 05/15/2028	525	528,245
Pacific Gas & Electric Co. 3.25%, 06/01/2031	700	646,247
PacifiCorp 3.30%, 03/15/2051	1,132	748,433
5.50%, 05/15/2054	310	292,001
5.80%, 01/15/2055	250	243,515
PECO Energy Co. 4.875%, 09/15/2035	733	738,036
5.25%, 09/15/2054	372	361,837
Public Service Enterprise Group, Inc. 8.625%, 04/15/2031	248	286,700
San Diego Gas & Electric Co. 5.40%, 04/15/2035	702	728,430
5.55%, 04/15/2054	866	860,700
Virginia Electric & Power Co. Series C 4.90%, 09/15/2035	802	799,618
Vistra Operations Co. LLC 5.05%, 12/30/2026(a)	361	363,772
6.95%, 10/15/2033(a)	1,297	1,440,915
Xcel Energy, Inc. 4.75%, 03/21/2028	882	893,307

		23,414,570

Natural Gas – 0.3%
Southern California Gas Co. 6.00%, 06/15/2055	581	610,404

		24,024,974

Total Corporates - Investment Grade (cost $173,212,119)		176,037,559

CORPORATES - NON-INVESTMENT GRADE – 1.0%
Industrial – 1.0%
Communications - Media – 0.4%
Discovery Communications LLC 5.30%, 05/15/2049	82	56,704
Warnermedia Holdings, Inc. 4.279%, 03/15/2032	638	584,925
5.141%, 03/15/2052	174	132,675

		774,304

Consumer Cyclical - Automotive – 0.2%
Nissan Motor Acceptance Co. LLC 5.30%, 09/13/2027(a)	302	301,049

ABFunds.com	AB Corporate Income Shares 11

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 0.4%
CVS Health Corp. 6.75%, 12/10/2054	$44	$45,751
7.00%, 03/10/2055	624	655,799

		701,550

Total Corporates - Non-Investment Grade (cost $1,744,178)		1,776,903

GOVERNMENTS - SOVEREIGN BONDS – 0.6%
Colombia – 0.3%
Colombia Government International Bond 3.125%, 04/15/2031	562	493,717
5.20%, 05/15/2049	200	152,400

		646,117

Mexico – 0.3%
Mexico Government International Bond 4.75%, 03/08/2044	120	101,400
7.375%, 05/13/2055	347	389,508

		490,908

Total Governments - Sovereign Bonds (cost $1,231,256)		1,137,025

QUASI-SOVEREIGNS – 0.3%
Quasi-Sovereign Bonds – 0.3%
Mexico – 0.1%
Petroleos Mexicanos 6.75%, 09/21/2047	112	92,613
7.69%, 01/23/2050	80	72,564

		165,177

Peru – 0.1%
Corp. Financiera de Desarrollo SA 2.40%, 09/28/2027(a)	250	241,402

Qatar – 0.1%
QatarEnergy 3.125%, 07/12/2041(a)	277	215,564

Total Quasi-Sovereigns (cost $704,733)		622,143

Total Investments – 98.7% (cost $176,892,286)		179,573,630
Other assets less liabilities – 1.3%		2,342,925

Net Assets – 100.0%		$181,916,555

12 AB Corporate Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

FUTURES (see Note C)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	45	December 2025	$5,279,063	$47,813
U.S. Ultra Bond (CBT) Futures	119	December 2025	14,432,469	170,849
Sold Contracts
U.S. 10 Yr Ultra Futures	46	December 2025	5,312,281	(21,523)
U.S. T-Note 10 Yr (CBT) Futures	43	December 2025	4,844,891	(1,408)
U.S. T-Note 2 Yr (CBT) Futures	27	December 2025	5,622,539	5,532
U.S. T-Note 5 Yr (CBT) Futures	4	December 2025	436,844	120

				$201,383

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At October 31, 2025, the aggregate market value of these securities amounted to $40,118,105 or 22.1% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at October 31, 2025.

Glossary:

CBT – Chicago Board of Trade

CME – Chicago Mercantile Exchange

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

ABFunds.com	AB Corporate Income Shares 13

STATEMENT OF ASSETS & LIABILITIES

October 31, 2025 (unaudited)

Assets
Investments in securities, at value (cost $176,892,286)	$179,573,630
Cash	3,607,608
Cash collateral due from broker	650,993
Interest receivable	2,102,231
Receivable for shares of beneficial interest sold	8,537

Total assets	185,942,999

Liabilities
Payable for investment securities purchased	2,852,044
Dividends payable	827,927
Payable for shares of beneficial interest redeemed	268,664
Payable for variation margin on futures	72,814
Foreign capital gains tax payable	4,995

Total liabilities	4,026,444

Net Assets	$181,916,555

Composition of Net Assets
Shares of beneficial interest, at par	$181
Additional paid-in capital	216,461,452
Accumulated loss	(34,545,078)

Net Assets	$181,916,555

Net Asset Value Per Share—unlimited shares of beneficial interest authorized, $.00001 par value (based on 18,084,022 common shares outstanding)	$10.06

See notes to financial statements.

14 AB Corporate Income Shares	ABFunds.com

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2025 (unaudited)

Investment Income
Interest	$4,502,845
Other income	2,628
Total investment income		$4,505,473

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Investment transactions		970,351
Futures		17,157
Net change in unrealized appreciation (depreciation) of:
Investments		3,204,492
Futures		322,273

Net gain on investment transactions		4,514,273

Net Increase in Net Assets from Operations		$9,019,746

See notes to financial statements.

ABFunds.com	AB Corporate Income Shares 15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30, 2025
Increase in Net Assets from Operations
Net investment income	$4,505,473	$10,524,515
Net realized gain on investment transactions	987,508	346,594
Net change in unrealized appreciation (depreciation) of investments	3,526,765	5,908,374

Net increase in net assets from operations	9,019,746	16,779,483
Distribution to Shareholders	(4,514,068)	(10,544,631)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	8,330,817	(52,731,602)

Total increase (decrease)	12,836,495	(46,496,750)
Net Assets
Beginning of period	169,080,060	215,576,810

End of period	$181,916,555	$169,080,060

See notes to financial statements.

16 AB Corporate Income Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

October 31, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Corporate Shares (the “Trust”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end, diversified management investment company. The Trust, which is a Massachusetts Business Trust, operates as a “series” company currently offering four separate portfolios: AB Corporate Income Shares, AB Municipal Income Shares, AB Taxable Multi-Sector Income Shares and AB Impact Municipal Income Shares. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to AB Corporate Income Shares (the “Fund”).

Shares of the Fund are offered exclusively to holders of accounts established under wrap-fee programs sponsored and maintained by certain registered investment advisers approved by AllianceBernstein L.P. (the “Adviser”). The Fund’s shares may be purchased at the relevant net asset value without a sales charge or other fee. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Trust’s Board of Trustees (the “Board”). Pursuant to these procedures, the Adviser serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at

ABFunds.com	AB Corporate Income Shares 17

NOTES TO FINANCIAL STATEMENTS (continued)

the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to

18 AB Corporate Income Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

ABFunds.com	AB Corporate Income Shares 19

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2025:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates – Investment Grade	$	– 0	–	$176,037,559		$	– 0	–	$176,037,559
Corporates – Non-Investment Grade		– 0	–	1,776,903			– 0	–	1,776,903
Governments – Sovereign Bonds		– 0	–	1,137,025			– 0	–	1,137,025
Quasi-Sovereigns		– 0	–	622,143			– 0	–	622,143

Total Investments in Securities		– 0	–	179,573,630			– 0	–	179,573,630
Other Financial Instruments(a):
Assets:
Futures		224,314		– 0	–		– 0	–	224,314	(b)
Liabilities:
Futures		(22,931)		– 0	–		– 0	–	(22,931	)(b)

Total		$201,383		$179,573,630		$	– 0	–	$179,775,013

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

20 AB Corporate Income Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

5. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

6. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

7. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the Advisory Agreement, the Fund pays no advisory fee to the Adviser and the Adviser reimburses or pays for the Fund’s operating expenses. The Fund is an integral part of separately managed accounts in wrap-fee programs and other investment programs. Typically, participants in these programs pay a fee to their investment adviser for all costs and expenses of the separately managed account, including costs and expenses associated with the Fund, and a fee is paid by their investment adviser to the Adviser. In certain cases, participants may have a direct relationship with the Adviser without the involvement of a third party investment adviser, in which case the participant would pay a fee directly to the Adviser. The Adviser serves as investment manager and adviser of the Fund and continuously furnishes an investment program for the Fund and manages, supervises and conducts the affairs of the Fund, subject to the supervisions of the Fund’s Board. The Advisory Agreement provides that the Adviser or an affiliate will furnish, or pay the expenses of the

ABFunds.com	AB Corporate Income Shares 21

NOTES TO FINANCIAL STATEMENTS (continued)

Fund for, office space, facilities and equipment, services of executive and other personnel of the Fund and certain administrative services.

The Fund has entered into a distribution agreement with AllianceBernstein Investments, Inc., the Fund’s principal underwriter (the “Underwriter”), to permit the Underwriter to distribute the Fund’s shares, which are sold at their net asset value without any sales charge. The Fund does not pay a fee for this service. The Underwriter is a wholly owned subsidiary of the Adviser.

AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, acts as the Fund’s registrar, transfer agent and dividend-disbursing agent. ABIS registers the transfer, issuance and redemption of Fund shares and disburses dividends and other distributions to Fund shareholders. The Fund does not pay a fee for this service.

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended October 31, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$169,674,191		$162,304,344
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$3,660,950
Gross unrealized depreciation	(778,223)

Net unrealized appreciation	$2,882,727

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from

22 AB Corporate Income Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended October 31, 2025, the Fund held futures for hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC

ABFunds.com	AB Corporate Income Shares 23

NOTES TO FINANCIAL STATEMENTS (continued)

counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended October 31, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$224,314	*	Payable for variation margin on futures	$22,931	*

Total		$224,314			$22,931

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$17,157	$322,273

Total		$17,157	$322,273

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended October 31, 2025:

Futures:
Average notional amount of buy contracts	$18,302,674
Average notional amount of sale contracts	$15,021,467

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

24 AB Corporate Income Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	Shares		Amount
	Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30, 2025	Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30, 2025

Shares sold	3,510,304	3,786,490	$34,834,756	$37,166,451

Shares redeemed	(2,673,574)	(9,147,796)	(26,503,939)	(89,898,053)

Net increase (decrease)	836,730	(5,361,306)	$8,330,817	$(52,731,602)

NOTE E

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and any accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income

ABFunds.com	AB Corporate Income Shares 25

NOTES TO FINANCIAL STATEMENTS (continued)

security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE F

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in

26 AB Corporate Income Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the Adviser. The Fund did not utilize the Facility during the six months ended October 31, 2025.

NOTE G

Distributions to Shareholders

The tax character of distributions to be paid for the year ending April 30, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended April 30, 2025 and April 30, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$10,544,631	$11,191,914

Total distributions paid	$10,544,631	$11,191,914

As of April 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$879,440
Accumulated capital and other losses	(38,541,026	)(a)
Unrealized appreciation (depreciation)	(643,907	)(b)

Total accumulated earnings (deficit)	$(38,305,493	)(c)

(a)

As of April 30, 2025, the Fund had a net capital loss carryforward of $38,541,026. During the fiscal year, the Fund utilized $1,368,375 of capital loss carry forwards to offset current year net realized gains.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of callable bonds, and the tax deferral of losses on wash sales.

(c)	The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the accrual of foreign capital gains tax and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of April 30, 2025, the Fund had a net short-term capital loss carryforward of $10,565,319 and a net long-term capital loss carryforward of $27,975,707, which may be carried forward for an indefinite period.

NOTE H

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Corporate Income Shares 27

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 9.80	$ 9.54	$ 9.83	$ 10.22	$ 11.82	$ 11.56

Income From Investment Operations

Net investment income(a)	.26	.52	.51	.39	.33	.37

Net realized and unrealized gain (loss) on investment transactions	.26	.26	(.29)	(.39)	(1.47)	.55

Net increase (decrease) in net asset value from operations	.52	.78	.22	– 0	–	(1.14)	.92

Less: Dividends and Distributions

Dividends from net investment income	(.26)	(.52)	(.51)	(.39)	(.34)	(.38)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.12)	(.28)

Total dividends and distributions	(.26)	(.52)	(.51)	(.39)	(.46)	(.66)

Net asset value, end of period	$ 10.06	$ 9.80	$ 9.54	$ 9.83	$ 10.22	$ 11.82

Total Return

Total investment return based on net asset value(b)	5.33%	8.29%	2.35%	.16%	(10.08)%	7.90%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$181,917	$169,080	$215,577	$183,236	$222,550	$208,745

Ratio to average net assets of:

Net investment income	5.11	%^	5.27%	5.31%	3.94%	2.84%	3.02%

Portfolio turnover rate	95%	139%	140%	85%	49%	43%

(a)	Based on average shares outstanding.

(b)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

^	Annualized.

See notes to financial statements.

28 AB Corporate Income Shares	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of AB Corporate Shares (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Corporate Income Shares (the “Fund”) at a meeting held in-person on August 5-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors noted that the Fund is designed as a vehicle for the wrap fee account market (where investors pay fees to a wrap fee sponsor which pays investment fees and expenses from such fee). The directors also noted that no advisory fee is payable by the Fund, that the Advisory Agreement does not include the reimbursement provision for certain administrative expenses included in the advisory agreements of most of the open-end AB Funds, and that the Adviser is responsible for payment of the Fund’s ordinary expenses. The directors noted that the Company acknowledges in the Advisory Agreement that the Adviser and its affiliates expect to receive compensation from third parties in connection with services provided under the Advisory Agreement. The directors further noted that the Adviser receives payments from the wrap fee program sponsors (the “Sponsors”) that use the Fund as an investment vehicle for their clients.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the

ABFunds.com	AB Corporate Income Shares 29

various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund. The directors noted that the Adviser is compensated by the Sponsors. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

30 AB Corporate Income Shares	ABFunds.com

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Fund against a large group of similar funds (“peer universe”), selected by the 15(c) service provider for the 1- and 3-year periods ended May 31, 2025, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index for the 1-, 3-, 5- and 10-year periods ended May 31, 2025 and for the period from inception. The directors were cognizant that the Fund was neither designed nor offered as a standalone investment and was intended to serve solely as a component of certain separately managed accounts (“SMAs”). The Adviser had explained that this attribute made it difficult to select an appropriate benchmark for the Fund. At the directors’ request, the Adviser provided information showing the weighting of the Fund in a current SMA and the overall performance of the SMA versus its stated benchmark. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees

The directors considered the advisory fee rate payable by the Fund to the Adviser (zero) and information provided by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds.

The directors noted the unusual arrangements in the Advisory Agreement providing for no advisory fee but were cognizant that the Adviser is indirectly compensated by the Sponsors for its services to the Fund. The directors reviewed the fee arrangements between the Adviser and each of the current Sponsors and noted that such fees were negotiated on an arm’s length basis and were within the range of fees paid by wrap fee sponsors to other advisers of similar funds. While the Adviser’s fee arrangements with the Sponsors vary, the directors acknowledged the Adviser’s view that a portion of such fees (less the expenses of the Fund paid by the Adviser) may reasonably be viewed as compensating the Adviser for advisory services it provides to the Fund (the “implied fee”) and that the Adviser believes that while the Sponsors pay the Adviser different fee rates, the rate of fee attributable to Fund management at the Fund level is the same for all Sponsors. The directors also considered the fee rate schedules used by other registered investment companies that invest in fixed income securities that are advised by the Adviser.

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of the Fund.

ABFunds.com	AB Corporate Income Shares 31

The directors did not consider comparative expense information for the Fund because the Fund does not bear ordinary expenses.

Economies of Scale

The directors did not consider the extent to which fee levels in the Advisory Agreement for the Fund reflect economies of scale because the Advisory Agreement does not provide for any compensation to be paid to the Adviser by the Fund and the Fund’s expense ratio is zero. They did note, however, that the fee payable to the Adviser by the current Sponsors declines at a breakpoint based on either individual account sizes or on total assets managed by the Adviser for the Sponsor.

32 AB Corporate Income Shares	ABFunds.com

AB CORPORATE INCOME SHARES

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

CIS-0152-1025

October 31, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB IMPACT MUNICIPAL INCOME SHARES

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

October 31, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.6%
Long-Term Municipal Bonds – 98.6%
Alabama – 0.8%
Alabama Community College System ACCS Enhancements Fee Revenue (Alabama Community College System ACCS Enhancements Fee Revenue) AG Series 2021 4.00%, 09/01/2051	$5,500	$5,022,012

Arizona – 3.6%
Arizona Industrial Development Authority (Arizona Industrial Development Authority) Series 2021-A 4.00%, 07/01/2051	5,195	4,338,350
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-A 4.00%, 07/01/2061	6,480	5,209,229
Series 2021-B 4.00%, 07/01/2051	1,250	1,043,876
4.00%, 07/01/2061	2,435	1,954,161
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2020 4.00%, 02/01/2050	2,000	1,772,419
Series 2021 4.00%, 02/01/2038	1,400	1,411,683
Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2020 5.00%, 07/01/2040(a)	500	497,953
5.00%, 07/01/2050(a)	1,175	1,083,612
5.00%, 07/01/2054(a)	640	580,182
Series 2021 4.00%, 07/01/2051(a)	1,625	1,258,625
4.00%, 07/01/2061(a)	5,210	3,836,715

		22,986,805

California – 17.3%
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2024 5.00%, 12/01/2039	1,000	1,073,341
Series 2025 5.00%, 12/01/2035	2,000	2,263,711

ABFunds.com	AB Impact Municipal Income Shares 1

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2047	$5,065	$5,006,492
California Health Facilities Financing Authority (On Lok Senior Health Services Obligated Group) Series 2020 5.00%, 08/01/2050	3,000	3,021,758
5.00%, 08/01/2055	1,600	1,604,174
California Health Facilities Financing Authority (State of California Personal Income Tax Revenue) Series 2022 4.19%, 06/01/2037	3,390	3,240,779
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2024 3.25%, 08/01/2029	5,000	5,056,206
California Infrastructure & Economic Development Bank (California Science Center Foundation) Series 2021 4.00%, 05/01/2046	5,000	4,767,892
4.00%, 05/01/2051	5,000	4,596,554
4.00%, 05/01/2055	5,000	4,527,934
California Municipal Finance Authority (Community Health Centers of The Central Coast) Series 2021-A 5.00%, 12/01/2036(a)	710	737,510
5.00%, 12/01/2046(a)	7,985	7,798,894
5.00%, 12/01/2054(a)	1,990	1,886,951
Series 2025 5.125%, 12/01/2040	1,000	1,051,165
5.50%, 12/01/2045	1,045	1,087,665
5.75%, 12/01/2055	1,500	1,567,188
California Municipal Finance Authority (Healthright 360) Series 2019-A 5.00%, 11/01/2039(a)	1,775	1,748,297
5.00%, 11/01/2049(a)	6,075	5,538,396
California Municipal Finance Authority (La Maestra Family Clinic) Series 2021 4.00%, 09/01/2046	2,960	2,961,524
4.00%, 09/01/2051	2,745	2,630,713
California Municipal Finance Authority (Valley Health Team, Inc.) Series 2021 4.00%, 07/01/2046	2,090	2,091,550
4.00%, 07/01/2051	1,945	1,847,841

2 AB Impact Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037(a)	$600	$600,054
5.00%, 06/01/2054(a)	250	223,777
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 4.75%, 06/01/2036(a)(b)(c)(d)	1,365	819,000
5.00%, 06/01/2051(a)(b)(c)(d)	2,500	1,500,000
California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2037(a)	1,000	990,326
5.00%, 06/01/2048(a)	1,085	975,736
5.00%, 06/01/2056(a)	1,000	869,933
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2048(a)	3,750	3,434,022
California School Finance Authority (Girls Athletic Leadership Schools Los Angeles) Series 2021 4.00%, 06/01/2041(a)	955	783,519
4.00%, 06/01/2051(a)	1,000	722,855
California School Finance Authority (Green Dot Public Schools Obligated Group) Series 2018 5.00%, 08/01/2038(a)	3,000	3,063,477
Series 2022 5.375%, 08/01/2042(a)	2,300	2,407,531
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.25%, 12/01/2056(a)	3,000	2,980,376
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022-C 5.00%, 07/01/2047	2,000	2,074,041
Series 2024-D 5.00%, 07/01/2043	1,000	1,071,867
Series 2025-A 5.00%, 07/01/2050	2,500	2,617,141

ABFunds.com	AB Impact Municipal Income Shares 3

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022-B 5.00%, 07/01/2052	$1,845	$1,906,801
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2022-D 5.00%, 07/01/2047	1,185	1,233,347
Series 2025-B 5.00%, 07/01/2034	1,200	1,391,107
5.00%, 07/01/2035	1,250	1,456,128
Port of Los Angeles (Port of Los Angeles) Series 2024-2 5.00%, 08/01/2037	2,000	2,241,897
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.25%, 07/01/2053	2,000	2,109,008
Series 2024 5.00%, 07/01/2042	3,000	3,243,495
Southern California Public Power Authority (Southern California Public Power Authority) Series 2025 5.00%, 07/01/2053	3,000	3,134,689
BAM Series 2025 5.25%, 07/01/2050	1,000	1,074,975

		109,031,637

Colorado – 0.8%
Denver Health & Hospital Authority (Denver Health & Hospital Authority) Series 2019-A 4.00%, 12/01/2038	1,020	988,046
4.00%, 12/01/2039	1,000	951,072
4.00%, 12/01/2040	750	700,823
Series 2025-A 6.00%, 12/01/2055	2,000	2,165,137

		4,805,078

Connecticut – 0.7%
City of Bridgeport CT (City of Bridgeport CT) Series 2021-A 4.00%, 08/01/2037	775	791,086

4 AB Impact Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

4.00%, 08/01/2040	$325	$326,417
BAM Series 2018-C 5.00%, 07/15/2036	1,000	1,045,403
5.00%, 07/15/2038	620	643,861
BAM Series 2019-A 5.00%, 02/01/2035	1,500	1,594,166

		4,400,933

District of Columbia – 4.6%
District of Columbia (Gallaudet University) Series 2021 5.00%, 04/01/2046	1,715	1,772,399
5.00%, 04/01/2051	2,635	2,700,213
District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2042	1,785	1,798,666
Series 2017-B 5.00%, 07/01/2037	2,425	2,477,327
5.00%, 07/01/2042	2,000	2,015,312
District of Columbia (KIPP DC Public Charter Schools) Series 2019 4.00%, 07/01/2039	4,275	4,122,998
District of Columbia (Plenary Infrastructure DC State Lease) Series 2022 5.00%, 08/31/2027	620	636,356
5.50%, 02/28/2034	1,000	1,140,343
5.50%, 02/28/2035	4,025	4,608,463
5.50%, 02/29/2036	1,625	1,861,924
5.50%, 08/31/2036	1,800	2,062,801
5.50%, 02/28/2037	3,100	3,545,402

		28,742,204

Florida – 1.3%
Alachua County Housing Finance Authority (Woodland Park II LLC) Series 2025-A 6.30%, 07/01/2055(a)	1,000	1,047,509
Florida Development Finance Corp. (United Cerebral Palsy of Central Florida) Series 2020 5.00%, 06/01/2040	825	773,061
5.00%, 06/01/2050	3,735	3,218,807
Miami-Dade County Housing Finance Authority (Wynwood Works LLC) Series 2023-A 5.70%, 06/01/2052(a)	2,000	1,948,884

ABFunds.com	AB Impact Municipal Income Shares 5

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2023-B 5.78%, 06/01/2027(a)	$1,000	$1,000,800

		7,989,061

Georgia – 0.7%
Atlanta Development Authority (The) (PRG - CAU Properties LLC) Series 2025 6.00%, 07/01/2050(a)	3,000	3,114,796
6.00%, 07/01/2055(a)	1,500	1,549,633

		4,664,429

Illinois – 7.1%
Chicago Board of Education (Chicago Board of Education) Series 2012-A 5.00%, 12/01/2042	2,390	2,257,122
Series 2025-B 6.00%, 12/01/2037(e)	2,450	2,656,226
6.00%, 12/01/2038(e)	2,150	2,319,150
6.00%, 12/01/2039(e)	2,000	2,143,278
Chicago Housing Authority (Chicago Housing Authority) Series 2018-A 5.00%, 01/01/2035	3,545	3,664,837
Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2020-A 5.00%, 12/01/2055	3,585	3,609,879
Series 2024-A 5.00%, 12/01/2049	10,000	10,304,050
Cook County Community College District No. 508 (Cook County Community College District No. 508) BAM Series 2017 5.00%, 12/01/2047	620	622,990
Illinois Finance Authority (Board of Trustees of the University of Illinois/The) Series 2020 4.00%, 10/01/2040	615	582,620
4.00%, 10/01/2050	1,505	1,314,743
4.00%, 10/01/2055	7,190	6,176,690
Illinois Finance Authority (Lawndale Educational & Regional Network Charter School Obligated Group) Series 2021 4.00%, 11/01/2041	2,600	2,445,057
4.00%, 11/01/2051	3,680	3,163,733
4.00%, 11/01/2056	3,850	3,253,750

		44,514,125

6 AB Impact Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Indiana – 0.5%
Muncie Sanitary District (Muncie Sanitary District) AG Series 2021-A 5.00%, 01/01/2029	$685	$730,404
5.00%, 07/01/2029	600	644,957
5.00%, 01/01/2030	1,000	1,084,954
5.00%, 07/01/2030	420	459,710

		2,920,025

Louisiana – 0.7%
Tangipahoa Parish Hospital Service District No. 1 (Tangipahoa Parish Hospital Service District No. 1) Series 2021 4.00%, 02/01/2037	1,530	1,540,168
4.00%, 02/01/2041	1,500	1,447,445
4.00%, 02/01/2042	1,500	1,435,305

		4,422,918

Maryland – 5.4%
Maryland Economic Development Corp. (Bowie State University) Series 2020 4.00%, 07/01/2050	1,200	977,596
Maryland Economic Development Corp. (Maryland Econ Dev Corp-Morgan View & Thurgood Marshall Student Hsg) Series 2020 5.00%, 07/01/2050	2,500	2,504,344
5.00%, 07/01/2056	1,225	1,228,621
Series 2022 5.00%, 07/01/2033	1,895	2,053,924
5.00%, 07/01/2034	1,840	1,982,198
5.75%, 07/01/2053	2,280	2,395,855
6.00%, 07/01/2058	1,250	1,327,493
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.25%, 06/30/2047	2,190	2,199,648
5.25%, 06/30/2052	9,160	9,113,798
5.25%, 06/30/2055	10,345	10,199,233

		33,982,710

Massachusetts – 3.8%
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2024-B 5.25%, 07/01/2054	2,000	2,142,675

ABFunds.com	AB Impact Municipal Income Shares 7

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2025-B 5.00%, 07/01/2045	$1,000	$1,085,083
Massachusetts Development Finance Agency (Boston Medical Center Obligated Group) Series 2015-D 5.00%, 07/01/2044	8,265	8,141,942
Series 2023 4.375%, 07/01/2052	5,500	5,009,207
5.25%, 07/01/2052	3,720	3,744,515
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2039	2,250	2,257,448
AG Series 2020-C 4.00%, 10/01/2045	1,090	1,003,041
Massachusetts Development Finance Agency (WGBH Educational Foundation) Series 2017-A 4.00%, 01/01/2032	825	834,807

		24,218,718

Michigan – 7.0%
Center Line Public Schools (Center Line Public Schools) Series 2018 5.00%, 05/01/2038	895	931,799
City of Detroit MI (City of Detroit MI) Series 2018 5.00%, 04/01/2032	770	800,204
5.00%, 04/01/2034	1,255	1,300,064
5.00%, 04/01/2035	1,500	1,550,154
5.00%, 04/01/2036	1,200	1,236,936
5.00%, 04/01/2037	1,100	1,130,753
Series 2021-A 4.00%, 04/01/2042	1,050	981,951
Series 2023-A 5.25%, 05/01/2028	300	314,243
5.25%, 05/01/2030	700	760,100
5.25%, 05/01/2031	600	661,956
5.25%, 05/01/2032	600	669,457
5.25%, 05/01/2033	800	901,761
6.00%, 05/01/2039	2,500	2,847,717
Detroit City School District (Detroit City School District) Series 2020-A 5.00%, 05/01/2037	1,150	1,228,814
5.00%, 05/01/2039	1,645	1,739,704
5.00%, 05/01/2040	1,000	1,050,535

8 AB Impact Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Downriver Utility Wastewater Authority (Downriver Utility Wastewater Authority) AG Series 2018 5.00%, 04/01/2043	$1,515	$1,547,024
Flint Hospital Building Authority (Hurley Medical Center) Series 2013 4.75%, 07/01/2028	80	79,905
Series 2013-A 5.25%, 07/01/2039	2,500	2,500,798
Series 2020 4.00%, 07/01/2035	1,000	997,664
4.00%, 07/01/2038	1,700	1,639,141
4.00%, 07/01/2041	3,960	3,682,804
5.00%, 07/01/2031	2,405	2,524,288
Flint Public Library (Flint Public Library) AG Series 2020 3.00%, 05/01/2029	1,085	1,081,487
3.00%, 05/01/2030	1,175	1,173,305
Great Lakes Water Authority Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue) Series 2020-B 5.00%, 07/01/2045	1,350	1,398,202
5.00%, 07/01/2049	1,300	1,328,189
Series 2022-A 5.25%, 07/01/2039	1,925	2,133,117
5.25%, 07/01/2040	735	807,297
Michigan Finance Authority (Public Lighting Authority) BAM Series 2025 5.00%, 07/01/2031	1,700	1,891,297
5.00%, 07/01/2032	935	1,054,281
5.00%, 07/01/2033	1,250	1,422,110
5.00%, 07/01/2037	1,020	1,145,441

		44,512,498

Minnesota – 0.8%
City of Minneapolis MN (Hennepin Schools) Series 2021-A 4.00%, 07/01/2051	3,585	2,416,450
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Metro Deaf School) Series 2018-A 5.00%, 06/15/2048(a)	1,000	889,854

ABFunds.com	AB Impact Municipal Income Shares 9

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Washington County Community Development Agency (Raymie Johnson Estates) Series 2025 6.08%, 07/01/2042	$2,000	$2,055,417

		5,361,721

Missouri – 0.0%
St. Louis Community College District (St. Louis Community College District) Series 2017 4.00%, 04/01/2035	200	201,464

New Hampshire – 0.7%
New Hampshire Business Finance Authority (ARC70 2025-1) Series 2025-1, Class A1 4.75%, 06/20/2041	1,998	2,072,319
Series 2025-1, Class A2 5.15%, 06/20/2041	1,998	2,084,436

		4,156,755

New Jersey – 4.2%
Essex County Improvement Authority (North Star Academy Charter School of Newark) Series 2020 4.00%, 07/15/2040(a)	3,200	3,008,796
4.00%, 07/15/2050(a)	3,260	2,772,795
New Jersey Economic Development Authority (Foundation Academy Charter School A NJ Nonprofit) Series 2018-A 5.00%, 07/01/2050	2,000	1,852,003
New Jersey Economic Development Authority (North Star Academy Charter School of Newark) Series 2017 5.00%, 07/15/2047	1,175	1,175,247
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2017 5.00%, 06/01/2032	1,775	1,840,196
New Jersey Economic Development Authority (State of New Jersey Division of Property Management & Construction Lease) Series 2018-C 5.00%, 06/15/2027	645	668,000
New Jersey Economic Development Authority (State of New Jersey Lease) Series 2018-C 5.00%, 06/15/2042	1,000	1,024,460

10 AB Impact Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2020 5.00%, 11/01/2044	$10,925	$11,271,100
Series 2023 5.185%, 03/01/2030	1,500	1,552,502
5.198%, 03/01/2031	1,500	1,557,334

		26,722,433

New York – 15.8%
Buffalo Sewer Authority (Buffalo Sewer Authority) Series 2021 1.75%, 06/15/2049(f)	3,380	2,488,631
Build NYC Resource Corp. (Academic Leadership Charter School) Series 2021 4.00%, 06/15/2031	200	199,294
Build NYC Resource Corp. (Children’s Aid Society/The) Series 2019 4.00%, 07/01/2044	1,890	1,771,466
4.00%, 07/01/2049	600	551,027
Build NYC Resource Corp. (Classical Charter School) Series 2023 4.75%, 06/15/2058	760	691,407
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2052(a)	4,625	4,586,309
Build NYC Resource Corp. (Global Community Charter School) Series 2022 4.00%, 06/15/2032	900	855,579
5.00%, 06/15/2042	2,800	2,533,676
5.00%, 06/15/2052	1,520	1,286,722
5.00%, 06/15/2057	1,300	1,079,267
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2052	2,000	2,019,220
5.25%, 07/01/2057	1,625	1,636,075
5.25%, 07/01/2062	2,000	2,008,032
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2037(a)(c)	500	496,456
5.00%, 06/01/2052(a)(c)	3,260	2,895,781

ABFunds.com	AB Impact Municipal Income Shares 11

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2017-A 5.00%, 06/01/2047(a)(c)	$1,725	$1,584,879
Build NYC Resource Corp. (Zeta Charter Schools Obligated Group) Series 2025 5.375%, 10/15/2055(a)	2,000	1,985,134
5.375%, 10/15/2061(a)	3,000	2,929,623
City of New York NY (City of New York NY) Series 2025 5.392%, 10/01/2055	5,000	5,014,007
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2020-C 4.75%, 11/15/2045	6,015	6,034,286
5.25%, 11/15/2055	10,000	10,290,354
Series 2020-E 4.00%, 11/15/2045	3,000	2,763,770
5.00%, 11/15/2032	3,250	3,570,031
Series 2021-A 4.00%, 11/15/2041	7,500	7,313,646
Series 2024-B 5.00%, 11/15/2043	2,000	2,119,233
Series 2025 5.00%, 11/15/2035	1,395	1,600,597
5.00%, 11/15/2042	3,800	4,086,209
5.00%, 11/15/2044	2,500	2,636,474
AG Series 2020-A 4.00%, 11/15/2043	1,480	1,395,427
BAM Series 2024-A 4.00%, 11/15/2048	4,500	4,115,829
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2040(a)	1,895	1,905,299
5.00%, 06/01/2059(a)	1,000	946,149
New York City Health & Hospitals Corp. (New York City Health & Hospital Lease) Series 2021-A 4.00%, 02/15/2045	1,110	1,071,239
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2025-B 5.00%, 06/15/2052	2,500	2,630,068
New York Power Authority (New York Power Authority SFP Transmission Project) AG Series 2023 5.00%, 11/15/2053	4,000	4,178,758

12 AB Impact Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Montefiore Obligated Group) AG Series 2020 3.00%, 09/01/2050	$2,000	$1,473,299
New York State Dormitory Authority (Mount Sinai Hospital Obligated Group) Series 2025 5.25%, 07/01/2050	2,000	2,012,965
New York Transportation Development Corp. (Elevated Accessibility Enhancements Holding) Series 2023 6.971%, 06/30/2051	2,000	2,003,471
Onondaga Civic Development Corp. (Crouse Health Hospital Obligated Group) Series 2024 5.125%, 08/01/2044	1,250	1,111,757

		99,871,446

North Carolina – 0.7%
North Carolina Central University (North Carolina Central University) Series 2019 4.00%, 04/01/2049	2,270	2,048,671
5.00%, 04/01/2044	2,500	2,542,787

		4,591,458

Ohio – 3.8%
American Municipal Power, Inc. (American Municipal Power Solar Electricity Prepayment Revenue) Series 2019 5.00%, 02/15/2044	2,150	2,204,473
Cleveland-Cuyahoga County Port Authority (Cleveland Museum of Natural History/The) Series 2021 4.00%, 07/01/2051	1,370	1,200,487
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2042	7,865	7,868,603
County of Darke OH (Wayne Hospital Obligated Group) Series 2019-A 5.00%, 09/01/2049	2,690	2,557,361
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.25%, 01/01/2041	2,000	2,084,872
5.25%, 01/01/2052	1,000	1,005,481

ABFunds.com	AB Impact Municipal Income Shares 13

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Ohio Housing Finance Agency (Havens Edge Apartments) Series 2025 5.70%, 08/01/2043(a)	$6,000	$6,209,157
Port of Greater Cincinnati Development Authority (Port of Greater Cincinnati Development Authority) Series 2025-A 6.50%, 01/01/2045(a)	1,000	1,034,133

		24,164,567

Oklahoma – 1.7%
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2033	2,100	2,163,135
5.50%, 08/15/2057	3,365	3,371,271
Series 2022-A 5.50%, 08/15/2041	5,000	5,149,551

		10,683,957

Pennsylvania – 7.4%
City of Philadelphia PA Water & Wastewater Revenue (City of Philadelphia PA Water & Wastewater Revenue) Series 2019-B 5.00%, 11/01/2049	3,095	3,176,552
Series 2020-A 5.00%, 11/01/2045	1,000	1,038,649
Series 2022-C 5.50%, 06/01/2047	5,780	6,212,661
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2037	5,290	5,298,661
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032	885	900,840
5.00%, 07/01/2034	2,130	2,160,831
AG Series 2022 4.00%, 07/01/2039	4,475	4,499,419
Philadelphia Authority for Industrial Development (City of Philadelphia PA) Series 2018 5.00%, 05/01/2036	1,620	1,695,576
5.00%, 05/01/2037	1,390	1,451,773
5.00%, 05/01/2038	1,000	1,042,360

14 AB Impact Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

AG Series 2017 5.00%, 12/01/2035	$200	$205,690
Philadelphia Authority for Industrial Development (Russell Byers Charter School) Series 2020 5.00%, 05/01/2040	2,100	2,101,134
Philadelphia Energy Authority (The) (City of Philadelphia PA Lease) Series 2023 5.00%, 11/01/2036	1,500	1,687,808
5.00%, 11/01/2039	1,850	2,039,590
5.00%, 11/01/2041	1,265	1,370,621
5.00%, 11/01/2042	1,050	1,133,690
5.00%, 11/01/2043	750	803,258
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AG Series 2019-A 5.00%, 09/01/2044	2,000	2,069,134
AG Series 2023-A 4.25%, 09/01/2053	2,500	2,390,839
Redevelopment Authority of the City of Philadelphia (City of Philadelphia PA) Series 2024-B 5.00%, 09/01/2041	1,350	1,462,785
School District of the City of Erie (The) (School District of the City of Erie) AG Series 2019-A 5.00%, 04/01/2031	930	995,209
AG Series 2019-C 5.00%, 04/01/2028	1,850	1,934,983
5.00%, 04/01/2029	1,000	1,065,043

		46,737,106

Rhode Island – 0.6%
Rhode Island Health & Educational Building Corp. (City of Providence RI) BAM Series 2021-D 4.00%, 05/15/2040	1,375	1,383,511
4.00%, 05/15/2041	2,485	2,483,337

		3,866,848

Texas – 2.7%
Beaumont Housing Authority (Beaumont Housing Authority) Series 2025 6.50%, 07/01/2055(a)	2,000	1,986,100
Bexar County Hospital District (Bexar County Hospital District) Series 2018 4.00%, 02/15/2043	2,250	2,129,642

ABFunds.com	AB Impact Municipal Income Shares 15

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Brownsville TX (City of Brownsville TX) Series 2025 4.125%, 02/15/2044	$3,295	$3,149,724
City of El Paso TX Water & Sewer Revenue (City of El Paso TX Water & Sewer Revenue) Series 2025 5.00%, 03/01/2045	2,000	2,109,436
City of Mission TX (City of Mission TX) BAM Series 2021 5.00%, 02/15/2029	1,000	1,060,988
El Paso County Hospital District (El Paso County Hospital District) AG Series 2024 5.00%, 08/15/2042	3,400	3,635,979
5.00%, 08/15/2043	1,000	1,060,712
BAM Series 2024 4.25%, 02/15/2054	600	564,509
5.00%, 02/15/2044	1,000	1,038,472

		16,735,562

West Virginia – 0.6%
Morgantown Utility Board, Inc. (Morgantown Utility Board) Series 2018-B 5.00%, 12/01/2043	2,555	2,619,923
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2025 5.50%, 06/01/2050	1,000	1,071,130

		3,691,053

Wisconsin – 5.3%
Wisconsin Health & Educational Facilities Authority (Hmong American Peace Academy) Series 2020 5.00%, 03/15/2050	3,520	3,506,536
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	4,505	4,142,819
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.125%, 07/01/2058(a)(c)	1,000	1,005,312

16 AB Impact Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Foundation Academy Charter School A NJ Nonprofit) Series 2024 5.00%, 07/01/2055(a)	$1,000	$907,927
Wisconsin Public Finance Authority (Inperium Obligated Group) Series 2024 5.75%, 12/01/2054(a)	7,000	7,025,754
Wisconsin Public Finance Authority (NC A&T Real Estate Foundation) Series 2019 5.00%, 06/01/2034	955	988,684
5.00%, 06/01/2039	2,050	2,081,571
5.00%, 06/01/2044	6,315	6,293,487
Wisconsin Public Finance Authority (Scotland Health Care System Obligated Group) Series 2021-A 4.00%, 10/01/2047	8,255	7,316,127

		33,268,217

Total Municipal Obligations (cost $640,975,595)		622,265,740

	Shares
SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.96%(g)(h)(i) (cost $5,122,327)	5,122,327	5,122,327

Total Investments – 99.4% (cost $646,097,922)		627,388,067
Other assets less liabilities – 0.6%		3,958,114

Net Assets – 100.0%		$631,346,181

ABFunds.com	AB Impact Municipal Income Shares 17

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note C)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	43,650	10/15/2028	CPI#	2.565%	Maturity	$(157,030)	$	– 0	–	$(157,030)
USD	38,500	10/15/2029	2.569%	CPI#	Maturity	78,575		– 0	–	78,575
USD	37,500	10/15/2029	2.485%	CPI#	Maturity	228,560		– 0	–	228,560
USD	29,852	10/15/2029	2.516%	CPI#	Maturity	137,223		– 0	–	137,223
USD	29,824	10/15/2029	2.451%	CPI#	Maturity	230,359		– 0	–	230,359
USD	29,824	10/15/2029	2.499%	CPI#	Maturity	161,604		– 0	–	161,604
USD	45,850	10/15/2030	CPI#	2.531%	Maturity	(138,475)		– 0	–	(138,475)

						$540,816	$	– 0	–	$540,816

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note C)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	12,180	10/15/2029	1 Day SOFR	3.814%	Annual	$197,650	$	– 0	–	$197,650
USD	12,820	09/15/2031	1 Day SOFR	3.901%	Annual	292,476		– 0	–	292,476
USD	16,830	12/03/2031	1 Day SOFR	4.057%	Annual	501,234		– 0	–	501,234
USD	10,750	06/15/2034	3.543%	1 Day SOFR	Annual	90,123		1,188		88,935
USD	13,410	08/15/2034	3.314%	1 Day SOFR	Annual	342,420		– 0	–	342,420
USD	9,700	09/25/2035	3.587%	1 Day SOFR	Annual	74,561		– 0	–	74,561
USD	3,800	10/25/2035	3.521%	1 Day SOFR	Annual	49,342		– 0	–	49,342

						$1,547,806		$1,188		$1,546,618

18 AB Impact Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

INTEREST RATE SWAPS (see Note C)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank NA	USD	1,000	04/23/2026	MMD 10 Year^	3.840%	Maturity	$97,101	$	– 0	–	$97,101
JPMorgan Chase Bank NA	USD	1,000	06/04/2026	MMD 10 Year^	3.690%	Maturity	78,562		– 0	–	78,562
Morgan Stanley Capital Services LLC	USD	1,000	05/29/2026	MMD 10 Year^	3.660%	Maturity	76,170		– 0	–	76,170
Morgan Stanley Capital Services LLC	USD	1,000	07/13/2026	MMD 5 Year^	2.930%	Maturity	19,495		– 0	–	19,495

							$271,328	$	– 0	–	$271,328

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At October 31, 2025, the aggregate market value of these securities amounted to $99,311,640 or 15.7% of net assets.

(b)	Non-income producing security.

(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.32% of net assets as of October 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2037	10/01/2024	$505,549	$496,456	0.08%
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017-A 5.00%, 06/01/2047	12/07/2017 - 12/20/2023	1,717,368	1,584,879	0.25%
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052	06/20/2019 - 09/21/2023	3,219,799	2,895,781	0.46%
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 4.75%, 06/01/2036	01/30/2024	1,336,301	819,000	0.13%

ABFunds.com	AB Impact Municipal Income Shares 19

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2051	10/25/2017 - 04/20/2023	$2,346,615	$1,500,000	0.24%
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.125%, 07/01/2058	07/10/2023	1,000,000	1,005,312	0.16%

(d)	Defaulted.

(e)	When-Issued or delayed delivery security.

(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at October 31, 2025.

(g)	The rate shown represents the 7-day yield as of period end.

(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)	Affiliated investments.

As of October 31, 2025, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 9.4% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

BAM – Build American Mutual

MMD – Municipal Market Data

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

20 AB Impact Municipal Income Shares	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

October 31, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $640,975,595)	$622,265,740
Affiliated issuers (cost $5,122,327)	5,122,327
Cash	7,925
Cash collateral due from broker	3,188,458
Interest receivable	9,798,026
Unrealized appreciation on interest rate swaps	271,328
Receivable for shares of beneficial interest sold	104,374
Receivable for terminated centrally cleared interest rate swaps	60,510
Receivable for variation margin on centrally cleared swaps	48,290
Affiliated dividends receivable	3,581
Receivable due from Adviser	96

Total assets	640,870,655

Liabilities
Payable for investment securities purchased	7,128,132
Dividends payable	2,363,474
Payable for shares of beneficial interest redeemed	32,868

Total liabilities	9,524,474

Net Assets	$631,346,181

Composition of Net Assets
Shares of beneficial interest, at par	$649
Additional paid-in capital	665,826,959
Accumulated loss	(34,481,427)

Net Assets	$631,346,181

Net Asset Value Per Share—unlimited shares of beneficial interest authorized, $.00001 par value (based on 64,876,590 common shares outstanding)	$9.73

See notes to financial statements.

ABFunds.com	AB Impact Municipal Income Shares 21

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2025 (unaudited)

Investment Income
Interest	$12,869,376
Dividends—Affiliated issuers	156,102
Other income(a)	7,458

Total investment income		$13,032,936

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions		(4,079,438)
Swaps		1,093,719
Net change in unrealized appreciation (depreciation) of:
Investments		20,497,309
Swaps		(1,638,275)

Net gain on investment transactions		15,873,315

Contributions from Affiliates (see Note B)		23,203

Net Increase in Net Assets from Operations		$28,929,454

(a)	Other income includes a reimbursement for investment in affiliated issuer (see Note B).

See notes to financial statements.

22 AB Impact Municipal Income Shares	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$13,032,936	$23,162,317
Net realized loss on investment transactions	(2,985,719)	(5,489,852)
Net change in unrealized appreciation (depreciation) of investments	18,859,034	1,124,777
Contributions from Affiliates (see Note B)	23,203	– 0	–

Net increase in net assets from operations	28,929,454	18,797,242
Distribution to Shareholders	(13,144,098)	(22,805,776)
Transactions in Shares of Beneficial Interest
Net increase	4,344,528	43,820,716

Total increase	20,129,884	39,812,182
Net Assets
Beginning of period	611,216,297	571,404,115

End of period	$631,346,181	$611,216,297

See notes to financial statements.

ABFunds.com	AB Impact Municipal Income Shares 23

NOTES TO FINANCIAL STATEMENTS

October 31, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Corporate Shares (the “Trust”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end, diversified management investment company. The Trust, which is a Massachusetts Business Trust, operates as a “series” company currently offering four separate portfolios: AB Corporate Income Shares, AB Municipal Income Shares, AB Taxable Multi-Sector Income Shares and AB Impact Municipal Income Shares. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to AB Impact Municipal Income Shares (the “Fund”).

Shares of the Fund are offered exclusively to holders of accounts established under wrap fee programs sponsored and maintained by certain registered investment advisers approved by AllianceBernstein L.P. (the “Adviser”). The Fund’s shares may be purchased at the relevant net asset value without a sales charge or other fee. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Trust’s Board of Trustees (the “Board”). Pursuant to these procedures, the Adviser serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at

24 AB Impact Municipal Income Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to

ABFunds.com	AB Impact Municipal Income Shares 25

NOTES TO FINANCIAL STATEMENTS (continued)

transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

26 AB Impact Municipal Income Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2025:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$622,265,740		$	– 0	–	$622,265,740
Short-Term Investments		5,122,327		– 0	–		– 0	–	5,122,327

Total Investments in Securities		5,122,327		622,265,740			– 0	–	627,388,067
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	836,321			– 0	–	836,321	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	1,547,806			– 0	–	1,547,806	(b)
Interest Rate Swaps		– 0	–	271,328			– 0	–	271,328
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(295,505)			– 0	–	(295,505	)(b)

Total		$5,122,327		$624,625,690		$	– 0	–	$629,748,017

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

ABFunds.com	AB Impact Municipal Income Shares 27

NOTES TO FINANCIAL STATEMENTS (continued)

5. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

6. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

7. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the advisory agreement, the Fund pays no advisory fee to the Adviser and the Adviser reimburses or pays for the Fund’s operating expenses. The Fund is an integral part of separately managed accounts in wrap-fee programs and other investment programs. Typically, participants in these programs pay a fee to their investment adviser for all costs and expenses of the separately managed account, including costs and expenses associated with the Fund, and a fee is paid by their investment adviser to the Adviser. In certain cases, participants may have a direct relationship with the Adviser without the involvement of a third party investment adviser, in which case the participant would pay a fee directly to the Adviser. The Adviser serves as investment manager and adviser of the Fund and continuously furnishes an investment program for the Fund and manages, supervises and conducts the affairs of the Fund, subject to the supervisions of the Fund’s Board. The advisory agreement provides that the Adviser or an affiliate will furnish, or pay the expenses of the Fund for, office space,

28 AB Impact Municipal Income Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

facilities and equipment, services of executive and other personnel of the Fund and certain administrative services.

The Fund has entered into a distribution agreement with AllianceBernstein Investments, Inc., the Fund’s principal underwriter (the “Underwriter”), to permit the Underwriter to distribute the Fund’s shares, which are sold at their net asset value without any sales charge. The Fund does not pay a fee for this service. The Underwriter is a wholly owned subsidiary of the Adviser.

AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, acts as the Fund’s registrar, transfer agent and dividend-disbursing agent. ABIS registers the transfer, issuance and redemption of Fund shares and disburses dividends and other distributions to Fund shareholders. The Fund does not pay a fee for this service.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to reimburse the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended October 31, 2025, such reimbursement amounted to $7,458.

A summary of the Fund’s transactions in AB mutual funds for the six months ended October 31, 2025 is as follows:

Fund	Market Value 4/30/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$11,826	$75,970	$82,674	$5,122	$156

During the six months ended October 31, 2025, the Adviser reimbursed the Fund $23,203, for trading losses incurred due to a trade entry error.

ABFunds.com	AB Impact Municipal Income Shares 29

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended October 31, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$93,954,912		$74,069,426
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$9,037,490
Gross unrealized depreciation	(25,388,583)

Net unrealized depreciation	$(16,351,093)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, inflation, credit risk, equity markets or currencies. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and

30 AB Impact Municipal Income Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain(loss) on swaps on the statement of operations, in addition to any realized gain(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate, inflation and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

ABFunds.com	AB Impact Municipal Income Shares 31

NOTES TO FINANCIAL STATEMENTS (continued)

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended October 31, 2025, the Fund held interest rate swaps for hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Fund against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the six months ended October 31, 2025, the Fund held inflation (CPI) swaps for hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC

32 AB Impact Municipal Income Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended October 31, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$2,382,939	*	Payable for variation margin on centrally cleared swaps	$295,505	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	271,328

Total		$2,654,267			$295,505

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$1,093,719	$(1,638,275)

Total		$1,093,719	$(1,638,275)

ABFunds.com	AB Impact Municipal Income Shares 33

NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended October 31, 2025:

Interest Rate Swaps:
Average notional amount	$3,142,857
Centrally Cleared Interest Rate Swaps:
Average notional amount	$107,440,857
Centrally Cleared Inflation Swaps:
Average notional amount	$255,000,000

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of October 31, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
JPMorgan Chase Bank NA	$175,663	$	– 0	–	$	– 0	–	$	– 0	–	$175,663
Morgan Stanley Capital Services LLC	95,665		– 0	–		– 0	–		– 0	–	95,665

Total	$271,328	$	– 0	–	$	– 0	–	$	– 0	–	$271,328	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

NOTE D

Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	Shares		Amount
	Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30, 2025	Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30, 2025

Shares sold	5,834,170	13,283,131	$54,819,663	$129,496,613

Shares redeemed	(5,336,195)	(8,783,984)	(50,475,135)	(85,675,897)

Net increase	497,975	4,499,147	$4,344,528	$43,820,716

34 AB Impact Municipal Income Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market.

ESG Risk—Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for non-investment reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities selected based on ESG factors may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. Furthermore, ESG and sustainability criteria are not uniformly defined, and the Fund’s ESG and sustainability criteria may differ from those used by other funds. In addition, in evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG and sustainability factors relevant to a particular investment.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and any accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield

ABFunds.com	AB Impact Municipal Income Shares 35

NOTES TO FINANCIAL STATEMENTS (continued)

or value of the Fund’s investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Fund invests more of its assets in a particular state’s municipal securities, the Fund may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. The Fund’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other

36 AB Impact Municipal Income Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Tax Risk—There is no guarantee that all of the Fund’s income will remain exempt from U.S. federal or state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in U.S. federal income tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Fund by increasing taxes on that income. In such event, the Fund’s net asset value, or NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Fund shares as investors anticipate adverse effects on the Fund or seek higher yields to offset the potential loss of the tax deduction. As a result, the Fund would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Fund’s yield. The U.S. federal income tax treatment of payments in respect of certain derivative contracts is unclear.

Illiquid Investments Risk—Illiquid investments risk exists when particular investments, such as lower-rated securities, are or become difficult to purchase or sell, possibly preventing the Fund from selling such investments at an advantageous price. The Fund is subject to illiquid investments risk because the market for municipal securities is generally smaller than many other markets. Derivatives and securities involving substantial market and credit risk tend to involve greater illiquid investments risk than most other types of investments.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

ABFunds.com	AB Impact Municipal Income Shares 37

NOTES TO FINANCIAL STATEMENTS (continued)

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE F

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the Adviser. The Fund did not utilize the Facility during the six months ended October 31, 2025.

NOTE G

Distributions to Shareholders

The tax character of distributions to be paid for the year ending April 30, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended April 30, 2025 and April 30, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$1,433,694	$1,357,374

Total taxable distributions	1,433,694	1,357,374
Tax-exempt income	21,372,082	18,810,187

Total distributions paid	$22,805,776	$20,167,561

As of April 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed tax-exempt income	$2,080,565
Accumulated capital and other losses	$(14,908,373	)(a)
Unrealized appreciation (depreciation)	(35,331,653	)(b)

Total accumulated earnings (deficit)	$(48,159,461	)(c)

(a)	As of April 30, 2025, the Fund had a net capital loss carryforward of $14,908,373.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax treatment of swaps.

(c)	The differences between book-basis and tax-basis components of accumulated earnings (deficit) is attributable primarily to dividends payable.

38 AB Impact Municipal Income Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of April 30, 2025, the Fund had a net short-term capital loss carryforward of $8,536,677 and a net long-term capital loss carryforward of $6,371,696, which may be carried forward for an indefinite period.

NOTE H

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Impact Municipal Income Shares 39

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 9.49	$ 9.54	$ 9.54	$ 9.76	$ 10.91	$ 9.91

Income From Investment Operations

Net investment income(a)	.20	.38	.35	.31	.28	.31

Net realized and unrealized gain (loss) on investment transactions	.24	(.06)	(.01)	(.20)	(1.16)	1.00

Contributions from Affiliates	.00	(b)	– 0	–	– 0	–	– 0	–	– 0	–	.00	(b)

Net increase (decrease) in net asset value from operations	.44	.32	.34	.11	(.88)	1.31

Less: Dividends

Dividends from net investment income	(.20)	(.37)	(.34)	(.33)	(.27)	(.31)

Net asset value, end of period	$ 9.73	$ 9.49	$ 9.54	$ 9.54	$ 9.76	$ 10.91

Total Return

Total investment return based on net asset value(c)	4.73%	3.35%	3.70%	1.20%	(8.23)%	13.32%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$631,346	$611,216	$571,404	$542,030	$516,931	$458,181

Ratio to average net assets of:

Net investment income	4.19	%^	3.88%	3.73%	3.32%	2.59%	2.88%

Portfolio turnover rate	12%	21%	15%	8%	13%	14%

(a)	Based on average shares outstanding.

(b)	Amount is less than $.005.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

^	Annualized.

See notes to financial statements.

40 AB Impact Municipal Income Shares	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of AB Corporate Shares (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Impact Municipal Income Shares (the “Fund”) at a meeting held in-person on August 5-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors noted that the Fund is designed as a vehicle for the wrap fee account market (where investors pay fees to a wrap fee sponsor which pays investment fees and expenses from such fee). The directors also noted that no advisory fee is payable by the Fund, that the Advisory Agreement does not include the reimbursement provision for certain administrative expenses included in the advisory agreements of most of the open-end AB Funds, and that the Adviser is responsible for payment of the Fund’s ordinary expenses. The directors noted that the Company acknowledges in the Advisory Agreement that the Adviser and its affiliates expect to receive compensation from third parties in connection with services provided under the Advisory Agreement. The directors further noted that the Adviser receives payments from the wrap fee program sponsors (the “Sponsors”) that use the Fund as an investment vehicle for their clients.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory

ABFunds.com	AB Impact Municipal Income Shares 41

fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the

42 AB Impact Municipal Income Shares	ABFunds.com

Adviser in which the Fund invests. The directors noted that the Adviser is compensated by the Sponsors. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Fund against a large group of similar funds (“peer universe”) selected by the 15(c) service provider, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended May 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors were cognizant that the Fund was neither designed nor offered as a standalone investment and was intended to serve solely as a component of certain separately managed accounts (“SMAs”). The Adviser had explained that this attribute made it difficult to select an appropriate benchmark for the Fund. At the directors’ request, the Adviser provided information showing the weighting of the Fund in a current SMA and the overall performance of the SMA versus its stated benchmark. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees

The directors considered the advisory fee rate payable by the Fund to the Adviser (zero) and information provided by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds.

The directors noted the unusual arrangements in the Advisory Agreement providing for no advisory fee but were cognizant that the Adviser is indirectly compensated by the Sponsors for its services to the Fund. The directors reviewed the fee arrangements between the Adviser and each of the current Sponsors and noted that such fees were negotiated on an arm’s length basis and were within the range of fees paid by wrap fee sponsors to other advisers of similar funds. While the Adviser’s fee arrangements with the Sponsors vary, the directors acknowledged the Adviser’s view that a portion of such fees (less the expenses of the Fund paid by the Adviser) may reasonably be viewed as compensating the Adviser for advisory services it provides to the Fund (the “implied fee”) and that the Adviser believes that while the Sponsors pay the Adviser different fee rates, the rate of fee attributable to Fund management at the Fund level is the same for all Sponsors. The directors also considered the fee rate schedules used by other

ABFunds.com	AB Impact Municipal Income Shares 43

registered investment companies that invest in fixed income securities that are advised by the Adviser.

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of the Fund.

The directors did not consider comparative expense information for the Fund because the Fund does not bear ordinary expenses.

Economies of Scale

The directors did not consider the extent to which fee levels in the Advisory Agreement for the Fund reflect economies of scale because the Advisory Agreement does not provide for any compensation to be paid to the Adviser by the Fund and the Fund’s expense ratio is zero. They did note, however, that the fee payable to the Adviser by the current Sponsors declines at a breakpoint based on either individual account sizes or on total assets managed by the Adviser for the Sponsor.

44 AB Impact Municipal Income Shares	ABFunds.com

AB IMPACT MUNICIPAL INCOME SHARES

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

IMISH-0152-1025

October 31, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB Municipal Income Shares

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

October 31, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 103.7%
Long-Term Municipal Bonds – 103.4%
Alabama – 6.3%
Black Belt Energy Gas District (Athene Annuity & Life Co.) Series 2024-A 5.25%, 05/01/2055	$8,000	$8,779,452
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	53,960	58,511,256
Series 2025-E 5.00%, 12/01/2055	35,655	38,611,727
Black Belt Energy Gas District (Forethought Life Insurance) Series 2025-B 5.00%, 10/01/2035	7,480	7,788,946
Black Belt Energy Gas District (Goldman Sachs Group) Series 2022-F 5.50%, 11/01/2053	15,500	16,381,341
Series 2023-2 5.25%, 01/01/2054(a)(b)	46,865	50,477,846
Series 2023-C 5.50%, 10/01/2054	22,390	24,849,293
Series 2023-D 4.738% (SOFR + 1.85%), 06/01/2049(c)	20,500	20,920,527
Series 2024-B 5.00%, 10/01/2055	45,305	49,191,802
Black Belt Energy Gas District (Morgan Stanley) Series 2022-2 5.73%, 02/01/2053(a)(b)	10,000	10,345,206
Series 2022-C 5.25%, 02/01/2053	47,525	50,666,037
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052	17,325	17,795,717
Black Belt Energy Gas District (Pacific Life Insurance) Series 2024-C 5.00%, 05/01/2055	31,900	34,650,578
Series 2025-D 5.00%, 12/01/2055	24,850	26,956,741
Black Belt Energy Gas District (Royal Bank of Canada) Series 2023-2 5.25%, 12/01/2053(a)(b)	22,380	24,298,564

ABFunds.com	AB Municipal Income Shares 1

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.25%, 10/01/2041	$2,250	$2,447,302
5.25%, 10/01/2044	2,665	2,834,378
5.25%, 10/01/2049	8,500	8,860,159
5.50%, 10/01/2053	1,110	1,169,561
Energy Southeast A Cooperative District (Goldman Sachs Group) Series 2025-A 5.00%, 11/01/2035	20,830	22,428,084
Energy Southeast A Cooperative District (Morgan Stanley) Series 2023-A 4.938% (SOFR + 2.05%), 11/01/2053(c)	16,000	16,232,494
5.50%, 11/01/2053(b)	17,645	19,466,137
Series 2023-B 5.088% (SOFR + 2.20%), 04/01/2054(c)	10,000	10,202,314
Series 2024-B 5.25%, 07/01/2054	41,865	45,972,982
Homewood Educational Building Authority (CHF - Horizons II LLC) Series 2024 5.00%, 10/01/2056	1,200	1,156,690
5.50%, 10/01/2049	4,500	4,608,280
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2036	5,000	5,017,026
5.00%, 02/01/2041	5,000	5,010,433
Series 2021 4.00%, 02/01/2041	3,370	3,197,669
4.00%, 02/01/2046	11,640	10,509,964
Jefferson County Board of Education/AL (Jefferson County Board of Education/AL) Series 2018 5.00%, 02/01/2039	5,000	5,150,447
5.00%, 02/01/2046	23,280	23,554,834
Lower Alabama Gas District (The) (Goldman Sachs Group) Series 2016-A 5.00%, 09/01/2031	2,235	2,400,701
Mobile County Industrial Development Authority (ArcelorMittal SA) Series 2024 4.75%, 12/01/2054	9,980	9,314,839

2 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049	$38,405	$41,597,224
Southeast Alabama Gas Supply District (The) (Pacific Life Insurance) Series 2024-A 5.00%, 08/01/2054	50,275	54,242,009
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	89,815	96,148,278
Southeast Energy Authority A Cooperative District (BP PLC) Series 2025-F 5.25%, 11/01/2055	66,545	73,858,209
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	32,725	34,893,417
Southeast Energy Authority A Cooperative District (Goldman Sachs Group) Series 2022-B 5.00%, 05/01/2053	14,520	15,115,719
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	15,000	15,438,470
Series 2022-2 6.00%, 01/01/2053(a)(b)	10,000	10,494,306
Series 2022-A 5.50%, 01/01/2053	7,620	8,258,234
Southeast Energy Authority A Cooperative District (New York Life Insurance) Series 2025 5.00%, 09/01/2035	29,250	32,403,223
Southeast Energy Authority A Cooperative District (Pacific Life Insurance) Series 2024-C 5.00%, 10/01/2055	10,000	10,861,018
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	28,425	30,307,628
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 01/01/2054	10,000	10,619,621

		1,073,996,683

ABFunds.com	AB Municipal Income Shares 3

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Alaska – 0.1%
Municipality of Anchorage AK (Municipality of Anchorage AK) Series 2024-A 4.50%, 02/01/2060	$15,000	$14,177,599
Municipality of Anchorage AK Solid Waste Services Revenue (Municipality of Anchorage AK Solid Waste Services Revenue) Series 2022-A 5.25%, 11/01/2062	3,000	3,105,223
Northern Tobacco Securitization Corp. (Northern Tobacco Securitization) Series 2021-B Zero Coupon, 06/01/2066	14,575	1,644,464

		18,927,286

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	3,235	3,241,462
Series 2018 7.125%, 09/01/2038(a)	8,315	8,881,481

		12,122,943

Arizona – 2.5%
Arizona Industrial Development Authority (AZIDA 2019-2) Series 2019-2, Class A 3.625%, 05/20/2033	12,447	12,528,922
Arizona Industrial Development Authority (Benjamin Franklin Charter School Obligated Group) Series 2023 4.43%, 07/01/2033(a)	520	522,060
5.25%, 07/01/2053(a)	1,000	941,269
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2020 4.00%, 11/01/2045	1,355	1,235,649
Series 2021 4.00%, 11/01/2051(a)	11,325	9,404,056
Series 2024 5.00%, 11/01/2054	8,205	8,289,825
Arizona Industrial Development Authority (Heritage Academy Laveen & Gateway Obligated Group) Series 2021 5.00%, 07/01/2051(a)	10,000	8,605,905

4 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.75%, 03/01/2065(a)	$13,935	$13,665,656
6.875%, 03/01/2055(a)	19,875	20,075,674
Arizona Industrial Development Authority (KIPP Nashville Obligated Group) Series 2022-A 5.00%, 07/01/2047	750	752,040
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2051	1,000	835,101
4.00%, 07/01/2061	7,980	6,404,191
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.75%, 07/01/2030(d)(e)(f)	1,500	45,900
7.75%, 07/01/2050(d)(e)(f)	33,950	1,038,870
Series 2021-A 6.00%, 07/01/2051(d)(e)(f)	1,425	43,605
Arizona Industrial Development Authority (North Carolina Central University Project) BAM Series 2019 5.00%, 06/01/2049	785	800,247
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2018 5.75%, 07/15/2048(a)	2,500	2,503,340
Series 2020-A 4.00%, 07/15/2030(a)	1,185	1,182,504
4.00%, 07/15/2040(a)	4,180	3,787,117
Arizona Industrial Development Authority (San Tan Valley AH I LLLP) Series 2024-A 5.68%, 01/01/2043(a)	33,000	31,807,400
Series 2024-B 5.68%, 01/01/2043(a)	7,050	6,794,026
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	3,900	3,964,663
5.00%, 09/01/2052	1,500	1,525,101
Series 2023 4.10%, 12/01/2037	6,000	6,011,210
Series 2024 4.00%, 06/01/2049	40,000	40,774,316

ABFunds.com	AB Municipal Income Shares 5

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.442%, 07/01/2032	$5,000	$4,414,614
2.542%, 07/01/2033	5,000	4,341,252
2.642%, 07/01/2034	6,795	5,811,555
2.742%, 07/01/2035	10,000	8,435,370
2.842%, 07/01/2036	13,000	10,827,094
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.321%, 07/01/2034	10,500	8,938,519
2.421%, 07/01/2035	10,325	8,662,938
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group) Series 2017 5.00%, 11/15/2036	1,000	803,531
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 05/15/2039	3,700	3,644,825
Industrial Development Authority of the City of Phoenix Arizona (The) (AZ GFF Tiyan LLC Lease) Series 2014 5.00%, 02/01/2029	14,720	14,625,770
Industrial Development Authority of the City of Phoenix Arizona (The) (BASIS Schools Obligated Group) Series 2015 5.00%, 07/01/2035(a)	2,000	2,000,331
Industrial Development Authority of the City of Phoenix Arizona (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	3,875	3,875,238
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2049(d)(e)(f)	6,890	5,512,000
5.00%, 07/01/2055(d)(e)(f)	3,700	2,960,000
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre Obligated Group) Series 2022 5.625%, 11/15/2030(a)	2,100	2,101,910
6.875%, 11/15/2052(a)	6,500	6,975,159
7.00%, 11/15/2057(a)	2,915	3,135,678

6 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

La Paz County Industrial Development Authority (Harmony Public Schools) Series 2016 5.00%, 02/15/2036(a)	$1,000	$1,001,666
5.00%, 02/15/2046(a)	3,500	3,409,498
Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2021 4.00%, 07/01/2061(a)	2,875	2,117,189
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School) Series 2018-A 6.00%, 07/01/2052(a)	19,500	19,677,781
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(a)	19,510	16,602,520
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2039	2,725	2,965,955
5.00%, 12/01/2040	5,750	6,206,973
5.00%, 12/01/2041	1,525	1,630,540
Maricopa County Industrial Development Authority (Legacy Traditional School Obligated Group) Series 2025 5.25%, 07/01/2045	1,385	1,396,779
5.25%, 07/01/2050	2,000	1,987,001
5.25%, 07/01/2055	3,155	3,114,286
5.50%, 07/01/2060	2,200	2,212,570
Maricopa County Industrial Development Authority (Morrison Education Group Obligated Group) Series 2024-A 6.50%, 07/01/2054(a)	8,500	8,606,136
6.625%, 07/01/2059(a)	5,000	5,076,843
6.75%, 07/01/2063(a)	5,880	5,990,923
Maricopa County Industrial Development Authority (Valley Christian Schools) Series 2023 6.25%, 07/01/2053(a)	1,650	1,607,339
6.375%, 07/01/2058(a)	4,020	3,944,459
Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2023-B 5.25%, 01/01/2053	10,000	10,662,659

ABFunds.com	AB Municipal Income Shares 7

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2032	$10,945	$11,998,434
5.00%, 12/01/2037	2,915	3,189,667
Sierra Vista Industrial Development Authority (American Leadership Academy) Series 2023 5.75%, 06/15/2058(a)	10,000	10,045,191
Sierra Vista Industrial Development Authority (Wake Preparatory Academy) Series 2025 6.50%, 06/15/2055	5,000	5,073,794
6.50%, 06/15/2060	7,000	7,080,646
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(a)	1,065	709,045
Yuma Industrial Development Authority (Yuma Regional Medical Center Obligated Group) Series 2024 5.25%, 08/01/2054	10,235	10,668,424
AG Series 2024 4.00%, 08/01/2054	2,500	2,242,193

		429,822,942

Arkansas – 0.4%
Arkansas Development Finance Authority (Baptist Memorial Health Care Obligated Group) Series 2020 5.00%, 09/01/2044	21,000	21,110,393
Arkansas Development Finance Authority (Hybar LLC) Series 2023 6.875%, 07/01/2048(a)	7,185	7,740,691
Series 2024 7.375%, 07/01/2048(a)	34,700	37,716,610
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	5,000	5,021,629

		71,589,323

California – 14.0%
Alameda Corridor Transportation Authority (Alameda Corridor Transportation Authority) Series 2022-A 0.00%, 10/01/2048(g)	17,000	9,828,672
0.00%, 10/01/2049(g)	10,435	5,992,206
0.00%, 10/01/2050(g)	7,345	4,207,771

8 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

AG Series 2024 Zero Coupon, 10/01/2049	$7,250	$2,347,423
Zero Coupon, 10/01/2053	15,000	3,881,175
NATL Series 1999-1 Zero Coupon, 10/01/2031	3,000	2,528,100
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	17,900	16,615,756
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(a)	26,000	23,303,072
Align Capital Series Trust 2025-1 (Align Capital Series Trust 2025-1) Series 2025-2 5.75%, 01/01/2052(a)	17,000	17,376,159
ARC70 II Trust (ARC70 II TRUST) Series 2021 4.00%, 12/01/2059	7,860	6,691,723
Series 2023 5.00%, 04/01/2065(a)	70,578	68,329,853
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	51,410	54,768,178
Series 2024 5.00%, 08/01/2055	26,635	28,574,401
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2025-2 5.00%, 11/01/2055(a)(b)	10,225	10,922,419
5.00%, 01/01/2056(a)(b)	15,940	17,090,238
California Community Choice Financing Authority (Bank of Nova Scotia (The)) Series 2025 5.00%, 10/01/2056	85,315	93,948,776
California Community Choice Financing Authority (Canadian Imperial Bank of Commerce) Series 2025 5.00%, 11/01/2033(h)	36,920	40,367,756
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	93,825	100,621,073
California Community Choice Financing Authority (Goldman Sachs Group) Series 2023 5.25%, 11/01/2054	3,800	4,082,410

ABFunds.com	AB Municipal Income Shares 9

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (Morgan Stanley) Series 2023 5.00%, 02/01/2054	$48,650	$52,522,666
Series 2023-2 4.68%, 07/01/2053(a)(b)	16,800	16,854,492
Series 2024 5.00%, 05/01/2054	37,820	41,193,763
Series 2024-E 5.00%, 02/01/2055	16,180	17,537,955
Series 2025-2 4.55%, 02/01/2054(a)(b)	10,000	10,047,262
California Community Choice Financing Authority (New York Life Insurance) Series 2025-2 5.00%, 01/01/2056(a)(b)	18,405	20,527,058
California Community Choice Financing Authority (Pacific Life Insurance) Series 2025-2 5.00%, 03/01/2056(a)(b)	37,835	41,529,527
California Community Choice Financing Authority (Royal Bank of Canada) Series 2025-2 5.00%, 02/01/2055(a)(b)	23,330	25,518,858
California Community College Financing Authority (NCCD-Orange Coast Properties) Series 2018 5.25%, 05/01/2043	5,185	5,319,801
5.25%, 05/01/2048	6,750	6,900,563
5.25%, 05/01/2053	5,300	5,401,941
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(a)	23,800	19,908,081
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	39,200	32,369,259
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(a)	17,000	11,405,416
4.00%, 08/01/2046(a)	7,585	6,390,241

10 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(a)	$19,715	$13,439,286
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(a)	121,230	4,800,805
5.50%, 02/01/2040(a)	3,775	3,365,546
Series 2022-A 4.50%, 08/01/2052(a)	21,280	16,631,116
California Educational Facilities Authority (Loma Linda University) Series 2017-A 5.00%, 04/01/2031	1,000	1,022,152
5.00%, 04/01/2042	1,775	1,785,952
California Enterprise Development Authority (Heights Christian Schools) Series 2023 6.25%, 06/01/2053(a)	1,920	1,842,103
California Enterprise Development Authority (Real Journey Academies Obligated Group) Series 2024-A 5.00%, 06/01/2054(a)	2,000	1,869,824
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2042(a)	5,000	4,369,151
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2025 5.00%, 12/01/2032	6,590	7,279,753
5.00%, 12/01/2035	7,475	8,460,618
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2037	1,700	1,728,114
5.00%, 08/15/2047	4,025	3,978,506
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033	13,157	13,507,748
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035	8,836	8,783,126

ABFunds.com	AB Municipal Income Shares 11

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	$41,907	$42,406,659
Series 2021-2, Class X 0.825%, 03/25/2035(i)	21,685	859,246
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	6,702	6,461,096
California Housing Finance Agency (CAHFA 2023-1) Series 2023-1, Class A 4.375%, 09/20/2036	16,132	16,676,984
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 9.50%, 01/01/2065(a)	106,375	85,100,000
California Infrastructure & Economic Development Bank (Equitable School Revolving Fund Obligated Group) Series 2020-B 4.00%, 11/01/2045	850	785,539
4.00%, 11/01/2050	860	764,254
California Infrastructure & Economic Development Bank (PIH Health Obligated Group) Series 2024-A 5.00%, 12/01/2054(a)	37,000	37,993,250
California Infrastructure & Economic Development Bank (Roseville Sustainable Energy Partner) Series 2024 5.25%, 07/01/2054	13,000	13,267,276
California Infrastructure & Economic Development Bank (WFCS Holdings II LLC) Series 2021 Zero Coupon, 01/01/2061(a)	2,920	253,634
Series 2021-A1 5.00%, 01/01/2056(a)	3,000	2,589,145
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2041	2,425	2,301,527

12 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (BOLD Program) Series 2023-B 5.75%, 09/01/2053	$2,850	$3,024,590
California Municipal Finance Authority (California Baptist University) Series 2016-A 5.00%, 11/01/2046(a)	2,000	1,926,064
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2039	2,030	2,099,331
5.00%, 05/15/2040	1,000	1,027,821
California Municipal Finance Authority (Community Health Centers of The Central Coast) Series 2021-A 5.00%, 12/01/2046(a)	1,490	1,455,273
Series 2025 5.75%, 12/01/2055	4,680	4,889,627
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada) Series 2012-A 6.625%, 01/01/2032(a)	630	617,496
Series 2014 5.00%, 01/01/2035	1,085	938,034
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 4.00%, 12/31/2047	7,040	6,173,027
5.00%, 12/31/2043	37,050	37,259,051
California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053	5,000	5,168,018
California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 11/21/2045(a)	13,975	13,975,461
Series 2019 5.00%, 11/21/2045(a)	4,890	4,952,895
Series 2023 5.00%, 07/01/2027(a)	2,000	2,041,933
5.00%, 07/01/2028(a)	2,350	2,432,491
5.00%, 07/01/2029(a)	2,300	2,411,741
5.00%, 07/01/2030(a)	2,600	2,761,903
5.00%, 07/01/2031(a)	3,000	3,219,445

ABFunds.com	AB Municipal Income Shares 13

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 07/01/2032(a)	$5,470	$5,935,062
5.00%, 07/01/2033(a)	5,865	6,422,594
5.00%, 07/01/2034(a)	3,000	3,287,924
5.00%, 07/01/2036(a)	2,650	2,862,381
5.00%, 07/01/2037(a)	2,250	2,418,198
5.00%, 07/01/2038(a)	3,500	3,740,392
5.00%, 11/21/2045(a)	1,100	1,131,192
California Public Finance Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.625%, 03/01/2065(a)	16,155	16,136,777
6.75%, 03/01/2055(a)	11,505	11,681,835
California Public Finance Authority (Kendal at Ventura) Series 2023 10.00%, 05/15/2028(a)	800	1,039,266
California School Finance Authority (Classical Academy Obligated Group) Series 2021 4.00%, 10/01/2046(a)	2,800	2,430,313
Series 2022 5.00%, 10/01/2042(a)	1,000	1,013,328
5.00%, 10/01/2052(a)	1,000	982,978
5.00%, 10/01/2061(a)	1,500	1,468,897
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(d)(e)(f)	3,630	2,178,000
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2056(a)	8,850	7,823,388
California School Finance Authority (Hawking STEAM Charter Schools) Series 2022 5.25%, 07/01/2052(a)	2,250	2,167,784
5.50%, 07/01/2062(a)	2,775	2,725,110
California School Finance Authority (KIPP SoCal Public Schools Obligated Group) Series 2019-A 5.00%, 07/01/2039(a)	2,325	2,393,153
5.00%, 07/01/2049(a)	700	701,037
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.375%, 06/01/2052(a)	1,225	1,259,645

14 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Rex & Margaret Fortune School of Education) Series 2024 5.00%, 06/01/2054(a)	$5,120	$4,629,339
5.125%, 06/01/2064(a)	1,300	1,169,765
California School Finance Authority (Rocketship Education Obligated Group) Series 2017-G 5.00%, 06/01/2047(a)	2,330	2,159,886
California State University (California State University) Series 2021-2 2.37%, 11/01/2035(a)(b)	10,000	8,281,601
2.72%, 11/01/2052(a)(b)	5,000	3,401,593
Series 2022-2 2.97%, 11/01/2051(a)(b)	5,000	3,474,291
California Statewide Communities Development Authority (California Baptist University) Series 2017-A 5.00%, 11/01/2041(a)	2,875	2,876,372
California Statewide Communities Development Authority (CHF-Irvine LLC) BAM Series 2021 3.00%, 05/15/2051	13,000	9,850,495
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AG Series 2022-A 5.25%, 08/15/2052	3,000	3,081,751
5.375%, 08/15/2057	3,720	3,841,566
California Statewide Communities Development Authority (Lancer Educational Housing) Series 2016 5.00%, 06/01/2036(a)	5,250	5,266,935
5.00%, 06/01/2046(a)	7,000	6,731,462
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(a)	15,285	15,321,178
5.25%, 12/01/2056(a)	14,795	14,698,221
Series 2018 5.25%, 12/01/2038(a)	3,000	3,063,908
5.25%, 12/01/2048(a)	6,440	6,457,525
Series 2018-A 5.00%, 12/01/2033(a)	1,350	1,394,016
5.50%, 12/01/2058(a)	19,145	19,215,387

ABFunds.com	AB Municipal Income Shares 15

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2049(a)	$	2,825	$2,823,866
5.25%, 07/01/2052(a)		2,500	2,463,866
Central Valley Energy Authority (Pacific Life Insurance) Series 2025-2 5.00%, 12/01/2055(a)(b)		20,650	22,841,314
City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2025-A 5.00%, 06/01/2055		10,000	10,635,271
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2022 5.00%, 05/15/2047		10,170	10,453,019
Series 2022-2 5.00%, 05/15/2036(a)(b)		10,000	10,674,516
Series 2025 5.00%, 05/15/2034		1,255	1,441,241
Series 2025-2 5.00%, 05/15/2044(a)(b)		15,415	15,727,058
5.00%, 05/15/2055(a)(b)		10,000	10,303,538
5.25%, 05/15/2044(a)(b)		1,675	1,801,762
5.25%, 05/15/2045(a)(b)		5,050	5,409,953
5.50%, 05/15/2055(a)(b)		6,660	7,164,701
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.50%, 09/01/2046		850	856,220
City of Vernon CA Electric System Revenue (City of Vernon CA Electric System Revenue) Series 2022-2 5.00%, 08/01/2039		425	454,647
5.00%, 08/01/2040		375	398,556
5.00%, 08/01/2041		420	442,770
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(a)		15,100	11,452,556
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(a)		18,760	12,386,553

16 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2045(a)	$6,925	$6,092,599
4.00%, 08/01/2056(a)	12,525	10,793,866
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(a)	4,120	2,847,028
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 3.00%, 08/01/2056(a)	12,950	8,778,953
4.00%, 08/01/2047(a)	3,480	3,182,333
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(a)	23,900	16,431,503
4.00%, 05/01/2057(a)	15,550	10,984,406
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(a)	13,940	9,971,314
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(a)	13,215	10,891,560
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(a)	15,200	11,733,289
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(a)	3,025	2,277,676
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(a)	23,165	15,053,896
4.00%, 07/01/2058(a)	17,980	9,871,581

ABFunds.com	AB Municipal Income Shares 17

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 3.20%, 09/01/2046(a)	$2,500	$1,786,975
4.00%, 09/01/2056(a)	27,065	19,407,048
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments)
Series 2021
3.25%, 12/01/2058(a)	12,700	8,745,892
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(a)	22,570	16,068,253
4.00%, 12/01/2056(a)	3,400	2,606,524
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(a)	11,500	9,199,624
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(a)	5,400	3,803,005
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(a)	27,100	22,099,820
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(a)	8,930	6,317,378
4.00%, 10/01/2048(a)	2,000	1,553,051
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(a)	15,405	10,547,246
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Lease) Series 2021-2 2.75%, 06/01/2034(a)(b)	13,150	12,007,564
3.12%, 06/01/2038(a)(b)	16,825	14,872,085

18 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

3.29%, 06/01/2042(a)(b)	$6,850	$5,763,434
Series 2022-2 2.75%, 06/01/2034(a)(b)	1,630	1,488,390
3.12%, 06/01/2038(a)(b)	12,500	11,049,098
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	13,230	12,136,275
Series 2021-A 4.214%, 06/01/2050	2,900	2,146,920
Series 2021-B Zero Coupon, 06/01/2066	230,600	24,423,215
Hastings Campus Housing Finance Authority (Hastings Campus Housing Finance Authority) Series 2020-A 5.00%, 07/01/2061(a)	14,340	12,966,099
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2021-B 5.00%, 07/01/2041	7,950	8,410,593
Series 2023-A 5.00%, 07/01/2031	3,365	3,761,762
Series 2023-D 5.00%, 07/01/2031	1,375	1,537,124
5.00%, 07/01/2041	1,255	1,358,245
Series 2023-E 5.00%, 07/01/2048	4,750	4,957,205
Series 2024-A 5.00%, 07/01/2039	1,050	1,163,010
5.00%, 07/01/2040	1,680	1,843,992
Series 2024-B 5.00%, 07/01/2038	1,000	1,114,606
Series 2024-C 5.00%, 07/01/2035	1,135	1,294,768
5.00%, 07/01/2036	1,555	1,759,711
5.00%, 07/01/2049	7,035	7,351,204
BAM Series 2025-A 5.00%, 07/01/2055	4,000	4,187,468
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2019-D 5.00%, 07/01/2049	1,935	1,977,740
Series 2022 5.00%, 07/01/2051	10,000	10,295,647

ABFunds.com	AB Municipal Income Shares 19

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2018-A 5.00%, 07/01/2043	$7,015	$7,160,100
Series 2022-D 5.00%, 07/01/2047	4,210	4,381,765
5.00%, 07/01/2052	4,000	4,138,655
Series 2023-A 5.00%, 07/01/2049	4,440	4,635,117
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039	3,390	4,257,682
Series 2009-B 6.50%, 11/01/2039	3,865	4,854,260
7.00%, 11/01/2034	2,225	2,731,399
Series 2009-C 7.00%, 11/01/2034	5,660	6,948,188
River Islands Public Financing Authority (River Islands Public Financing Authority Cmnty Facs District No. 2003-1 Area 2) Series 2022 5.75%, 09/01/2052	1,600	1,664,751
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.54% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(c)	33,680	30,750,530
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2023 5.00%, 07/01/2053(b)	18,595	19,162,627
5.25%, 07/01/2058	20,735	21,714,476
Series 2025-2 5.00%, 07/01/2048(a)(b)	7,270	7,529,556
5.25%, 07/01/2039(a)(b)	6,000	6,784,022
5.25%, 07/01/2040(a)(b)	4,000	4,469,314
5.50%, 07/01/2055(a)(b)	16,000	17,224,733
San Francisco Intl Airport (San Francisco Intl Airport) Series 2019-E 5.00%, 05/01/2050	7,000	7,070,755
Series 2022-2 3.05%, 05/01/2034(a)(b)	3,500	3,180,837
3.18%, 05/01/2035(a)(b)	5,500	4,970,172
3.33%, 05/01/2037(a)(b)	2,250	1,995,490
5.00%, 05/01/2044(a)(b)	14,000	14,280,715

20 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2022-A 5.00%, 05/01/2052	$9,760	$9,958,853
Series 2025-2 5.00%, 05/01/2033(a)(b)	5,000	5,642,784
5.00%, 05/01/2037(a)(b)	8,525	9,055,131
5.00%, 05/01/2038(a)(b)	11,000	11,632,375
5.00%, 05/01/2043(a)(b)	11,000	11,146,791
5.25%, 05/01/2042(a)(b)	20,000	21,551,580
5.25%, 05/01/2044(a)(b)	7,100	7,536,862
5.50%, 05/01/2040(a)(b)	10,000	11,039,434
5.75%, 05/01/2048(a)(b)	10,000	10,758,694
San Joaquin Hills Transportation Corridor Agency (San Joaquin Hills Transportation Corridor Agency) Series 2014-B 5.25%, 01/15/2044	315	315,140
Series 2021-A 4.00%, 01/15/2044	1,429	1,351,643
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	31,910	36,891,151
San Jose Evergreen Community College District (San Jose Evergreen Community College District) Series 2012 5.102% (CME Term SOFR 3 Month + 1.00%), 07/01/2043(c)	3,925	3,905,151
Southern California Logistics Airport Authority (Prerefunded - US Treasuries) AG Series 2006 5.00%, 12/01/2036	100	100,403
5.00%, 12/01/2043	1,585	1,591,380
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	40,490	43,759,304
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2039	2,475	2,737,641
5.00%, 07/01/2041	1,270	1,374,479
5.00%, 07/01/2048	7,145	7,456,680
5.25%, 07/01/2053	10,270	10,829,756
Series 2024 5.00%, 07/01/2042	2,000	2,162,330
5.00%, 07/01/2044	3,000	3,193,909
5.00%, 07/01/2049	5,175	5,419,390

ABFunds.com	AB Municipal Income Shares 21

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 07/01/2053	$5,545	$5,772,758
5.25%, 07/01/2046	5,030	5,397,287
Southern California Public Power Authority (Southern California Public Power Authority) Series 2025 5.00%, 07/01/2053	10,000	10,448,964
BAM Series 2025 5.25%, 07/01/2050	7,250	7,793,568
State of California (State of California) Series 2023 6.00%, 03/01/2033	10,000	11,046,227
Series 2024 4.00%, 08/01/2049	11,300	10,943,310
4.00%, 08/01/2054	3,600	3,436,986
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021 Zero Coupon, 06/01/2060	23,050	3,613,915
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization) Series 2006 Zero Coupon, 06/01/2046	8,485	1,665,794
Series 2019 Zero Coupon, 06/01/2054	10,480	2,149,318
5.00%, 06/01/2039	1,555	1,599,247

		2,378,140,961

Colorado – 2.7%
Aurora Highlands Community Authority Board (Aurora Highlands Community Authority Board) Series 2021-A 5.75%, 12/01/2051	15,000	14,474,314
Centerra Metropolitan District No. 1 (Centerra Metropolitan District No. 1) Series 2017 5.00%, 12/01/2037(a)	5,000	5,001,547
Series 2022 6.50%, 12/01/2053	4,350	4,564,833
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	645	645,004
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2025-2 5.00%, 11/15/2033(a)(b)	9,000	10,050,267

22 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 11/15/2047(a)(b)	$34,470	$36,309,426
5.50%, 11/15/2053(a)(b)	10,475	11,053,138
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools) Series 2024 5.75%, 04/01/2059(a)	2,250	2,192,637
5.80%, 04/01/2054(a)	3,725	3,688,891
Colorado Educational & Cultural Facilities Authority (James Irwin Educational Foundation Obligated Group) Series 2022 5.00%, 09/01/2052	850	837,972
5.00%, 09/01/2057	2,100	2,048,681
5.00%, 09/01/2062	2,000	1,932,439
Colorado Educational & Cultural Facilities Authority (STEAD School/The) Series 2023-A 7.00%, 07/01/2034(f)	18,215	18,759,953
Series 2023-B 8.125%, 07/01/2028(f)	465	469,853
Colorado Educational & Cultural Facilities Authority (Vega Collegiate Academy) Series 2021 5.00%, 02/01/2051(a)	3,500	3,109,570
5.00%, 02/01/2061(a)	2,870	2,467,408
Colorado Health Facilities Authority (Aberdeen Ridge Obligated Group) Series 2021-A 5.00%, 05/15/2049	1,300	961,905
5.00%, 05/15/2058	3,000	2,095,878
Series 2021-B 2.125%, 05/15/2028	1,370	1,323,523
Colorado Health Facilities Authority (CommonSpirit Health Obligated Group) Series 2019-A 4.00%, 08/01/2038	6,600	6,603,547
5.00%, 08/01/2039	1,000	1,042,289
5.00%, 08/01/2044	93,310	94,887,909
Series 2022 5.50%, 11/01/2047	2,500	2,634,881
Series 2022-2 5.00%, 11/01/2040(a)(b)	4,650	4,951,931
5.00%, 11/01/2041(a)(b)	5,075	5,361,349
5.00%, 11/01/2042(a)(b)	3,800	3,983,067
5.25%, 11/01/2052(a)(b)	10,000	10,322,179
Colorado Health Facilities Authority (Frasier Meadows Manor Obligated Group) Series 2023-2 4.00%, 05/15/2048	2,100	1,784,844
Series 2025-A 5.25%, 05/15/2048	1,250	1,265,768

ABFunds.com	AB Municipal Income Shares 23

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Colorado Health Facilities Authority (Intermountain Healthcare Obligated Group) Series 2024-A 5.00%, 05/15/2054	$10,000	$10,228,812
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2044	7,050	7,199,239
Series 2019-B 3.696%, 11/01/2039	1,525	1,351,196
Colorado High Performance Transportation Enterprise (Colorado High Performance Transportation Enterprise C-470 Express Lanes System) Series 2017 5.00%, 12/31/2051	5,000	4,947,743
5.00%, 12/31/2056	8,000	7,934,664
Denver Health & Hospital Authority (Denver Health & Hospital Authority) Series 2025-A 6.00%, 12/01/2055	6,330	6,852,659
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041(d)(e)(f)	19,590	14,888,400
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046	11,993	10,585,409
Longs Peak Metropolitan District (Longs Peak Metropolitan District) Series 2021 5.25%, 12/01/2051(a)	5,000	4,903,530
Meridian Ranch Metropolitan District 2018 Subdistrict (Meridian Ranch Metropolitan District 2018 Subdistrict) Series 2022 6.25%, 12/01/2037	1,435	1,477,200
6.50%, 12/01/2042	1,105	1,128,703
6.75%, 12/01/2052	1,925	1,953,791
Platte River Metropolitan District (Platte River Metropolitan District) Series 2023-A 6.50%, 08/01/2053(a)	2,206	2,252,044
Plaza Metropolitan District No. 1 (Plaza Metropolitan District No. 1) Series 2013 5.00%, 12/01/2040(a)	1,500	1,500,415

24 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Public Authority for Colorado Energy (Bank of America Corp.) Series 2008 6.50%, 11/15/2038	$16,535	$20,172,817
Pueblo Urban Renewal Authority (Pueblo Urban Renewal Authority) Series 2021 4.75%, 12/01/2045(f)	7,910	7,518,558
Redtail Ridge Metropolitan District (Redtail Ridge Metropolitan District) Series 2025 Zero Coupon, 12/01/2032	19,620	12,190,522
Regional Transportation District (Denver Transit Partners) Series 2020 4.00%, 07/15/2039	1,410	1,389,429
5.00%, 01/15/2032	2,300	2,480,324
Riverwalk Metropolitan District No. 2 (Riverwalk Metropolitan District No. 2) Series 2022-A 5.00%, 12/01/2042	4,000	3,642,885
5.00%, 12/01/2052	1,500	1,289,878
Sagebrush Farm Metropolitan District No. 1 (Sagebrush Farm Metropolitan District No. 1) Series 2022-A 6.75%, 12/01/2052	3,500	3,629,221
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado (Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado) Series 2025-A 5.00%, 04/01/2035(a)	20,000	21,874,104
Spring Hill Metropolitan District No. 3 (Spring Hill Metropolitan District No. 3) Series 2022-A 6.75%, 12/01/2052(a)	667	676,400
St. Vrain Lakes Metropolitan District No. 4 (St. Vrain Lakes Metropolitan District No. 4) Series 2024-A 0.00%, 09/20/2054(a)(g)	1,500	1,052,359
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	2,215	2,344,087
6.75%, 12/01/2053	11,000	11,601,116
Series 2023 8.375%, 12/15/2054	2,500	2,509,842

ABFunds.com	AB Municipal Income Shares 25

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Town of Vail CO (Town of Vail CO COP) Series 2025 5.375%, 12/01/2055	$1,500	$1,605,180
Series 2025-2 5.50%, 12/01/2064(a)(b)	13,415	14,485,162
Vail Home Partners Corp. (Vail Home Partners Corp.) Series 2025 5.875%, 10/01/2055(a)	2,500	2,550,527
6.00%, 10/01/2064(a)	3,250	3,321,053
Vauxmont Metropolitan District (Vauxmont Metropolitan District) AG Series 2019 3.25%, 12/15/2050	521	410,757
AG Series 2020 5.00%, 12/01/2033	370	397,039
5.00%, 12/01/2050	435	440,904
Verve Metropolitan District No. 1 (Verve Metropolitan District No. 1) Series 2023 6.50%, 12/01/2043	3,365	3,424,618
6.75%, 12/01/2052	4,000	4,064,933

		455,100,523

Connecticut – 0.5%
City of New Haven CT (City of New Haven CT) AG Series 2019-A 5.00%, 08/01/2039	1,650	1,722,501
Connecticut State Health & Educational Facilities Authority (Quinnipiac University) Series 2015-L 5.00%, 07/01/2045	5,750	5,752,057
Connecticut State Health & Educational Facilities Authority (Sacred Heart University) Series 2017-I1 5.00%, 07/01/2035	1,000	1,027,169
5.00%, 07/01/2037	1,095	1,120,769
Connecticut State Health & Educational Facilities Authority (Seabury Retirement Community) Series 2016-A 5.00%, 09/01/2046(a)	2,000	1,919,460
5.00%, 09/01/2053(a)	4,825	4,495,311

26 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Connecticut State Health & Educational Facilities Authority (University of Hartford/The) Series 2019 4.00%, 07/01/2044	$	7,710	$6,139,851
4.00%, 07/01/2049		3,325	2,506,792
Connecticut State Health & Educational Facilities Authority (University of New Haven) Series 2018 5.00%, 07/01/2034		1,000	1,022,155
Series 2018-K1 5.00%, 07/01/2028		765	788,390
5.00%, 07/01/2035		1,055	1,075,107
5.00%, 07/01/2036		2,205	2,241,577
5.00%, 07/01/2038		1,980	2,002,732
Stamford Housing Authority (TJH Senior Living Obligated Group) Series 2025 4.75%, 10/01/2032		6,900	7,127,469
6.25%, 10/01/2060		6,150	6,152,799
6.375%, 10/01/2045		2,050	2,107,611
6.50%, 10/01/2055		4,810	4,906,847
State of Connecticut (State of Connecticut) Series 2016-E 5.00%, 10/15/2034		4,595	4,685,096
Series 2017-A 5.00%, 04/15/2032		6,700	6,917,508
5.00%, 04/15/2033		10,985	11,332,111
5.00%, 04/15/2034		4,855	5,002,919
Town of Hamden CT (Whitney Center Obligated Group) Series 2022-A 7.00%, 01/01/2053		3,900	4,127,583

			84,173,814

Delaware – 0.1%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust (Affordable Housing Tax-Exempt Bond Pass-Thru Trust) Series 2023-2 6.00%, 10/05/2040(a)		16,889	17,098,980
Delaware River & Bay Authority (Delaware River & Bay Authority) Series 2021 4.00%, 01/01/2042		550	552,739

ABFunds.com	AB Municipal Income Shares 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Delaware State Economic Development Authority (Newark Charter School) Series 2020 5.00%, 09/01/2050	$	1,125	$1,125,544

			18,777,263

District of Columbia – 1.3%
District of Columbia (Catholic University of America) Series 2025 5.75%, 10/01/2055		17,030	18,200,969
District of Columbia (District of Columbia Intl School Obligated Group) Series 2019 5.00%, 07/01/2039		1,000	1,021,470
5.00%, 07/01/2049		2,075	2,045,621
5.00%, 07/01/2054		3,565	3,465,991
District of Columbia (District of Columbia Union Market TIF Area) Series 2024 0.00%, 06/01/2041(a)(g)		1,500	946,284
0.00%, 06/01/2049(a)(g)		2,400	1,469,294
Series 2024-A 5.125%, 06/01/2034(a)		9,310	9,599,314
District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2042		3,230	3,254,729
5.00%, 07/01/2048		5,350	5,354,182
Series 2017-B 5.00%, 07/01/2037		1,465	1,496,612
5.00%, 07/01/2042		2,000	2,015,312
District of Columbia (Rocketship DC Obligated Group) Series 2024 5.625%, 06/01/2044		1,000	1,010,986
6.00%, 06/01/2058		1,000	1,014,314
District of Columbia Income Tax Revenue (District of Columbia Income Tax Revenue) Series 2025-A 5.00%, 06/01/2050		14,870	15,705,979
5.25%, 06/01/2050		10,000	10,805,935
District of Columbia Tobacco Settlement Financing Corp. (District of Columbia Tobacco Settlement Financing) Series 2006 Zero Coupon, 06/15/2055		182,000	16,868,801

28 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2025-2 5.00%, 10/01/2034(a)(b)	$7,000	$7,853,634
5.00%, 10/01/2035(a)(b)	2,000	2,274,613
5.00%, 10/01/2036(a)(b)	4,500	5,070,697
5.00%, 10/01/2037(a)(b)	10,990	12,271,878
5.00%, 10/01/2046(a)(b)	12,400	12,696,635
5.50%, 10/01/2054(a)(b)	10,000	10,581,979
Series 2025-A 5.00%, 10/01/2050	6,200	6,393,887
5.50%, 10/01/2055	2,000	2,154,633
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (Metropolitan Washington Airports Authority Dulles Toll Road Revenue) Series 2009 Zero Coupon, 10/01/2037	10,000	6,211,137
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2023 5.25%, 07/15/2053	10,000	10,526,071
Series 2024 5.00%, 07/15/2054	7,585	7,895,135
Washington Metropolitan Area Transit Authority Dedicated Revenue (Washington Metropolitan Area Transit Authority Dedicated Revenue Lease) Series 2025-A 5.25%, 07/15/2055	20,000	21,300,596
5.50%, 07/15/2060	17,430	18,947,207

		218,453,895

Florida – 6.3%
Alachua County Housing Finance Authority (Woodland Park II LLC) Series 2025-A 6.30%, 07/01/2055(a)	1,000	1,047,509
Series 2025-B 4.90%, 07/01/2029(a)	1,000	1,004,632
Bexley Community Development District (Bexley Community Development District) Series 2016 4.875%, 05/01/2047	985	959,029

ABFunds.com	AB Municipal Income Shares 29

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Cape Coral Health Facilities Authority (Gulf Care Obligated Group) Series 2015 5.875%, 07/01/2040(a)	$1,400	$948,528
6.00%, 07/01/2045(a)	1,215	781,839
6.00%, 07/01/2050(a)	2,895	1,828,093
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2026	2,000	2,025,049
5.00%, 10/01/2029	1,650	1,740,655
5.00%, 10/01/2032	1,000	1,062,486
5.00%, 10/01/2033	3,050	3,227,631
Capital Projects Finance Authority/FL (IDEA Lakeland) Series 2023 7.00%, 06/15/2030(a)	12,790	13,196,145
Capital Projects Finance Authority/FL (Imagine School At North Port) Series 2025 6.50%, 06/15/2055(a)	3,000	3,024,399
6.75%, 06/15/2065(a)	6,555	6,594,060
Capital Projects Finance Authority/FL (Navigator Academy of Leadership Obligated Group) Series 2024 5.00%, 06/15/2054(a)	1,200	1,105,490
5.00%, 06/15/2064(a)	4,975	4,464,858
Capital Projects Finance Authority/FL (PRG - UnionWest Properties) Series 2024 0.00%, 06/01/2062(a)(g)	32,745	4,359,090
5.00%, 06/01/2049(a)	6,140	5,877,241
5.00%, 06/01/2054(a)	1,500	1,408,709
5.00%, 06/01/2058(a)	9,730	9,044,708
5.25%, 06/01/2034(a)	1,500	1,599,341
5.25%, 06/01/2039(a)	2,950	3,058,571
5.25%, 06/01/2044(a)	4,160	4,167,637
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(a)	1,300	957,823
Capital Trust Agency, Inc. (Educational Growth Fund) Series 2021 Zero Coupon, 07/01/2061(a)	83,000	7,332,610
3.375%, 07/01/2031(a)	1,065	1,032,069
5.00%, 07/01/2056(a)	45,885	40,734,487

30 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Capital Trust Agency, Inc. (Southeastern University Obligated Group) Series 2023 6.00%, 05/01/2043(a)	$2,000	$2,041,857
6.25%, 05/01/2048(a)	2,500	2,546,071
6.375%, 05/01/2053(a)	4,500	4,573,782
Capital Trust Agency, Inc. (Team Success A School of Excellence) Series 2020 5.00%, 06/01/2045(a)	1,615	1,402,714
5.00%, 06/01/2055(a)	3,250	2,637,656
Series 2022 5.50%, 06/01/2057(a)	4,000	3,487,253
Capital Trust Authority (IDEA Florida, Inc.) Series 2023-A 6.25%, 06/15/2053(a)	6,250	6,361,431
6.375%, 06/15/2058(a)	4,000	4,082,649
Capital Trust Authority (Madrone Florida Tech Student Housing I) Series 2025 5.25%, 07/01/2055(a)	1,200	1,164,523
5.375%, 07/01/2065(a)	1,750	1,705,094
Capital Trust Authority (Mason Classical Academy) Series 2024 5.00%, 06/01/2064(a)	12,000	10,210,656
City of Jacksonville FL (Genesis Health Obligated Group) Series 2020 4.00%, 11/01/2039	1,650	1,607,997
4.00%, 11/01/2045	2,500	2,277,636
5.00%, 11/01/2050	8,625	8,657,765
City of Palmetto FL (Renaissance Arts & Education) Series 2022 5.25%, 06/01/2052	2,955	2,975,538
5.375%, 06/01/2057	1,000	1,011,601
5.625%, 06/01/2062	7,965	8,134,545
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2037	8,405	8,628,754
5.00%, 08/15/2047	6,125	6,182,558
City of Tallahassee FL (Tallahassee Memorial HealthCare) Series 2016 5.00%, 12/01/2055	3,535	3,489,978

ABFunds.com	AB Municipal Income Shares 31

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2036	$700	$460,052
Zero Coupon, 09/01/2037	700	436,713
Zero Coupon, 09/01/2040	980	515,049
Zero Coupon, 09/01/2041	1,000	492,774
Zero Coupon, 09/01/2045	1,850	704,728
Zero Coupon, 09/01/2049	1,350	409,727
City of Venice FL (Southwest Florida Retirement Center Obligated Group) Series 2024 5.50%, 01/01/2055(a)	1,000	975,249
5.625%, 01/01/2060(a)	2,050	2,026,126
Collier County Industrial Development Authority (NCH Healthcare System Obligated Group) Series 2024 5.00%, 10/01/2054	6,500	6,987,264
County of Lake FL (Waterman Communities) Series 2020 5.75%, 08/15/2050	5,000	4,842,543
5.75%, 08/15/2055	3,905	3,728,152
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2025-A 5.50%, 10/01/2055	10,965	11,635,833
County of Miami-Dade Seaport Department (County of Miami-Dade Seaport Dept.) Series 2021-B 4.00%, 10/01/2046	5,500	4,981,573
Series 2023-A 5.25%, 10/01/2052	18,065	18,456,494
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2035	1,000	660,597
Zero Coupon, 10/01/2036	860	540,972
Zero Coupon, 10/01/2037	1,390	831,712
Zero Coupon, 10/01/2038	1,185	670,040
Zero Coupon, 10/01/2039	1,610	857,466
County of Palm Beach FL (Palm Beach Atlantic University) Series 2025 5.50%, 10/01/2045(a)	6,000	6,139,788
5.75%, 10/01/2055(a)	10,535	10,876,499
5.75%, 10/01/2065(a)	23,050	23,688,503

32 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

County of Palm Beach FL (Provident Group - LU Properties II) Series 2024 8.50%, 06/01/2033	$	650	$667,788
County of Palm Beach FL (Provident Group - LU Properties) Series 2024 6.00%, 06/01/2044		4,000	3,963,322
6.125%, 06/01/2054		5,000	4,870,853
6.25%, 06/01/2059		4,000	3,930,884
County of Palm Beach FL (Provident Group-PBAU Properties) Series 2019 5.00%, 04/01/2039(a)		1,435	1,442,006
5.00%, 04/01/2051(a)		14,145	13,342,567
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group)
Series 2023-2 5.00%, 07/01/2030(a)(b)		52,000	56,048,564
Escambia County Housing Finance Authority (4900 S. Rio Grande Ave) Series 2023-A 6.88%, 11/01/2053(a)		2,780	2,947,926
Florida Development Finance Corp. (Assistance Unlimited) Series 2022 5.00%, 08/15/2032(a)		460	459,425
5.25%, 08/15/2037(a)		1,390	1,344,014
5.625%, 08/15/2042(a)		1,520	1,444,767
5.875%, 08/15/2052(a)		5,000	4,632,796
6.00%, 08/15/2057(a)		1,000	934,846
Florida Development Finance Corp. (Brightline Trains Florida) AG Series 2024 5.00%, 07/01/2044		10,000	9,955,867
5.25%, 07/01/2053		17,900	17,833,833
Florida Development Finance Corp. (Cornerstone Charter Academy Obligated Group) Series 2022 5.00%, 10/01/2032(a)		925	951,805
5.00%, 10/01/2042(a)		4,815	4,677,081
5.125%, 10/01/2052(a)		4,120	3,803,667
5.25%, 10/01/2056(a)		4,825	4,487,313
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding) Series 2021 4.00%, 07/01/2051(a)		1,000	804,478

ABFunds.com	AB Municipal Income Shares 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(a)	$	18,800	$19,081,695
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2040		3,150	3,163,809
Series 2022-A 4.00%, 06/15/2042		1,000	878,641
5.00%, 06/15/2047		2,470	2,399,198
Florida Development Finance Corp. (Mayflower Retirement Center Obligated Group) Series 2020 5.25%, 06/01/2050(a)		5,000	4,724,497
5.25%, 06/01/2055(a)		5,500	5,097,585
Series 2021 4.00%, 06/01/2041(a)		2,900	2,454,627
Florida Development Finance Corp. (Parrish Charter Academy) Series 2023 6.25%, 04/23/2058(a)		7,635	7,600,676
Florida Development Finance Corp. (Renaissance Charter School Series 2020A/B Obligated Group) Series 2021 5.375%, 06/15/2040		1,000	986,117
Florida Development Finance Corp. (Renaissance Charter School Series 2025 Obligated Group) Series 2025 6.00%, 06/15/2055(a)		3,200	3,250,669
6.125%, 06/15/2050(a)		2,600	2,682,168
Florida Development Finance Corp. (Renaissance Charter School) Series 2023 6.75%, 06/15/2053(a)		5,750	6,041,506
Florida Development Finance Corp. (River City Education Obligated Group) Series 2021 4.00%, 07/01/2035		925	910,182
Series 2022 5.00%, 07/01/2042		2,225	2,236,038
5.00%, 07/01/2051		1,045	1,013,071
5.00%, 02/01/2057		1,725	1,657,292
5.00%, 07/01/2057		740	710,809

34 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (Seaside School Consortium) Series 2022 6.00%, 06/15/2057	$	7,000	$7,287,169
Florida Development Finance Corp. (SFP - Tampa I LLC) Series 2024 5.00%, 06/01/2044(a)		4,000	3,913,408
5.25%, 06/01/2054(a)		16,780	16,246,416
5.25%, 06/01/2059(a)		11,900	11,402,269
6.50%, 06/01/2059(a)		9,800	9,821,693
Florida Development Finance Corp. (United Cerebral Palsy of Central Florida) Series 2020 5.00%, 06/01/2050		1,950	1,680,501
Florida Higher Educational Facilities Financing Authority (Florida Institute of Technology) Series 2019 4.00%, 10/01/2037		1,000	971,822
5.00%, 10/01/2031		1,235	1,301,454
Florida Higher Educational Facilities Financing Authority (Ringling College of Art & Design) Series 2017 5.00%, 03/01/2032		265	268,888
5.00%, 03/01/2034		2,395	2,425,565
5.00%, 03/01/2042		2,785	2,786,909
5.00%, 03/01/2047		1,950	1,904,286
Series 2019 5.00%, 03/01/2044		1,065	1,053,728
5.00%, 03/01/2049		10,425	10,098,848
Florida Housing Finance Corp. (Bayside Breeze Redevelopment LLLP) Series 2025 3.625%, 08/01/2029		6,600	6,602,043
6.19%, 08/01/2055		7,680	7,894,217
Florida Local Government Finance Commission (BridgePrep Academy Series 2025 Obligated Group) Series 2025 6.125%, 06/15/2065(a)		13,815	13,932,749
6.25%, 06/15/2055(a)		7,000	7,162,135
Florida Local Government Finance Commission (Ponte Vedra Pine Obligated Group) Series 2025 4.20%, 11/15/2030(a)		4,000	4,018,625
6.75%, 11/15/2055(a)		2,670	2,775,938
6.875%, 11/15/2064(a)		6,030	6,279,225

ABFunds.com	AB Municipal Income Shares 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026	$	2,700	$2,637,112
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2019-A 5.00%, 10/01/2044(b)		27,000	27,444,364
5.00%, 10/01/2049		4,500	4,542,854
5.00%, 10/01/2054		7,000	7,045,880
Series 2022-2 5.00%, 10/01/2031(a)(b)		4,350	4,499,597
5.00%, 10/01/2032(a)(b)		1,500	1,550,310
5.00%, 10/01/2034(a)(b)		2,150	2,215,493
5.00%, 10/01/2035(a)(b)		3,500	3,598,785
5.00%, 10/01/2036(a)(b)		4,000	4,104,192
Series 2025-2 5.00%, 10/01/2034(a)(b)		2,000	2,117,731
5.00%, 10/01/2035(a)(b)		4,250	4,783,012
5.00%, 10/01/2036(a)(b)		5,000	5,250,117
5.00%, 10/01/2038(a)(b)		11,320	12,430,645
5.25%, 10/01/2044(a)(b)		6,315	6,757,435
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2024 4.25%, 06/01/2054		2,755	2,540,798
Highlands County Health Facilities Authority (Highlands County Health Facilities Authority) 6.00%, 04/01/2038(d)(e)(j)(k)		1,215	14,280
Series 2018 6.25%, 04/01/2049(d)(e)(j)(k)		1,445	17,120
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2025-2 5.00%, 10/01/2047(a)(b)		10,220	10,414,050
5.25%, 10/01/2042(a)(b)		4,500	4,891,070
5.25%, 10/01/2044(a)(b)		11,475	12,278,950
5.50%, 10/01/2034(a)(b)		27,000	29,026,123
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2024 4.125%, 11/15/2051		17,530	16,387,281
Series 2025-2 5.50%, 11/15/2054(a)(b)		30,565	32,871,903

36 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship Dist Series 2019 Assmnt Northeast Sector Phase 1B) Series 2018 5.30%, 05/01/2039	$1,000	$1,020,510
5.45%, 05/01/2048	1,525	1,545,370
Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship District Series 2023 Assessment) Series 2023 6.125%, 05/01/2043	2,220	2,370,205
6.30%, 05/01/2054	4,160	4,389,387
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2052	1,350	1,264,781
5.25%, 10/01/2057	3,650	3,378,289
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 5.25%, 11/15/2044	2,525	2,597,237
5.25%, 11/15/2054	1,000	1,004,569
Series 2024-C 5.00%, 11/15/2054	5,000	4,827,133
Marshall Creek Community Development District (Marshall Creek Community Development District 2015A) Series 2015-A 5.00%, 05/01/2032	1,055	1,055,875
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida Obligated Group) Series 2014 5.00%, 11/15/2039	2,000	2,001,439
Miami-Dade County Educational Facilities Authority (University of Miami) Series 2024-A 5.25%, 04/01/2048	10,000	10,662,846
Miami-Dade County Expressway Authority (Miami-Dade County Expressway Authority) Series 2014-A 5.00%, 07/01/2034	4,000	4,002,468
Miami-Dade County Housing Finance Authority (Wynwood Works LLC) Series 2023-A 5.70%, 06/01/2052(a)	6,875	6,699,287
Series 2023-B 5.78%, 06/01/2027(a)	3,640	3,642,913

ABFunds.com	AB Municipal Income Shares 37

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Miami-Dade County Industrial Development Authority (AcadeMir Charter School Middle & Preparatory Academy Obligated Group) Series 2022 5.00%, 07/01/2037(a)	$525	$524,430
5.25%, 07/01/2042(a)	770	743,285
5.25%, 07/01/2052(a)	2,435	2,189,600
5.50%, 07/01/2061(a)	4,375	3,985,558
Middleton Community Development District A (Middleton Community Development District A Series 2022 Phase I Special Assmnt) Series 2022 6.20%, 05/01/2053	3,465	3,627,190
North Broward Hospital District (North Broward Hospital District) Series 2017-B 5.00%, 01/01/2037	4,070	4,152,844
5.00%, 01/01/2042	10,510	10,593,477
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2025 5.25%, 10/01/2056	14,250	14,979,650
Orange County Health Facilities Authority (Presbyterian Retirement Communities Obligated Group) Series 2023 4.00%, 08/01/2042	6,020	5,607,734
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041	1,030	928,602
4.00%, 10/01/2051	4,330	3,537,991
Series 2024 5.00%, 10/01/2043	2,260	2,282,636
5.25%, 10/01/2053	2,850	2,854,287
Palm Beach County Health Facilities Authority (Federation CCRC Operations Obligated Group) Series 2020 5.00%, 06/01/2055	3,490	3,213,374
Series 2022 4.25%, 06/01/2056	5,825	4,707,293
Palm Beach County Health Facilities Authority (Green Cay Life Plan Village) Series 2022 11.50%, 07/01/2027(a)	1,800	2,557,687
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2022 5.00%, 11/01/2038	400	419,813

38 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 11/01/2039	$685	$714,029
5.00%, 11/01/2040	650	672,951
5.00%, 11/01/2041	3,130	3,228,008
5.00%, 11/01/2042	500	512,849
5.00%, 11/01/2047	14,335	14,488,025
5.00%, 11/01/2052	11,915	11,650,656
Series 2025 5.00%, 11/01/2031	2,115	2,312,482
5.00%, 11/01/2032	1,015	1,117,340
5.00%, 11/01/2033	1,345	1,494,140
5.00%, 11/01/2036	1,000	1,091,564
5.00%, 11/01/2043	1,620	1,663,748
5.00%, 11/01/2044	2,000	2,041,826
5.00%, 11/01/2045	1,700	1,730,889
5.25%, 11/01/2038	1,515	1,662,418
5.25%, 11/01/2039	1,595	1,739,775
5.25%, 11/01/2040	1,685	1,818,509
5.25%, 11/01/2042	1,500	1,586,458
5.25%, 11/01/2055	32,220	32,915,043
5.75%, 11/01/2050	3,830	4,074,565
Pinellas County Industrial Development Authority (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding) Series 2019 5.00%, 07/01/2029	855	869,348
Pinellas County Industrial Development Authority (Pinellas County Industrial Development Authority) Series 2019 5.00%, 07/01/2039	6,620	6,632,463
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(d)(e)(f)(j)(k)	3,805	761,000
St. Johns County Industrial Development Authority (Presbyterian Retirement Communities Obligated Group) Series 2020 4.00%, 08/01/2055	5,300	4,391,140
Village Community Development District No. 13 (Village Community Development Dist No. 13 Phase II Series 2020 Special Assmnts) Series 2020 3.50%, 05/01/2051(a)	4,780	3,735,560
Village Community Development District No. 13 (Village Community Development District No. 13 Phase I Series 2019 Special Assmnts) Series 2019 3.00%, 05/01/2029	765	753,767

ABFunds.com	AB Municipal Income Shares 39

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

3.375%, 05/01/2034	$1,415	$1,377,326
3.55%, 05/01/2039	2,455	2,273,409
3.70%, 05/01/2050	9,395	7,665,777
Village Community Development District No. 14 (Village Community Development District No. 14 Series 2022 Phase I Special Asmnt) Series 2022 5.50%, 05/01/2053	2,110	2,148,110
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt) Series 2023 5.00%, 05/01/2043(a)	1,225	1,241,420
5.25%, 05/01/2054(a)	2,095	2,101,366
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2024 Special Assessment) Series 2024 4.80%, 05/01/2055(a)	995	947,463

		1,066,141,157

Georgia – 3.9%
Atlanta Development Authority (The) (City of Atlanta GA Westside Tax Allocation District Gulch Area) Series 2024 0.00%, 12/15/2048(a)(g)	39,450	35,162,235
Series 2024-A 5.00%, 04/01/2034(a)	3,250	3,317,542
5.50%, 04/01/2039(a)	10,500	10,787,463
Atlanta Development Authority (The) (PRG - CAU Properties LLC) Series 2025 5.00%, 07/01/2035(a)	1,600	1,666,677
5.25%, 07/01/2040(a)	1,850	1,893,629
6.00%, 07/01/2055(a)	1,185	1,224,210
Augusta Development Authority (WellStar Health System Obligated Group) Series 2018 5.00%, 07/01/2027	1,635	1,684,701
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2019-B 5.00%, 07/01/2044	9,000	9,187,899
Series 2025-2 5.00%, 07/01/2047(a)(b)	10,000	10,239,121
Series 2025-B 5.00%, 07/01/2036	4,930	5,518,468

40 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 07/01/2038	$5,550	$6,114,524
5.00%, 07/01/2039	3,750	4,098,544
5.00%, 07/01/2040	3,935	4,254,020
5.25%, 07/01/2043	1,670	1,796,258
Clarke County Hospital Authority (Piedmont Healthcare Obligated Group) Series 2016 5.00%, 07/01/2031	2,500	2,531,529
Development Authority for Fulton County (Piedmont Healthcare Obligated Group) Series 2016-A 5.00%, 07/01/2032	2,000	2,024,781
Development Authority of Burke County (The) (Oglethorpe Power Corp.) Series 2018 4.125%, 11/01/2045	1,000	918,559
Development Authority of Cobb County (The) (MT Bethel Christian Academy) Series 2025 6.00%, 06/01/2045(a)	1,720	1,776,553
6.25%, 06/01/2055(a)	1,660	1,714,391
6.25%, 06/01/2064(a)	3,150	3,230,912
Development Authority of Gwinnett County (Board of Regents of the University System of Georgia Lease) Series 2017A 5.00%, 07/01/2032	1,205	1,244,378
5.00%, 07/01/2033	2,370	2,444,899
5.00%, 07/01/2035	4,945	5,085,089
5.00%, 07/01/2037	2,335	2,390,369
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2032	750	830,209
5.00%, 10/01/2034	750	840,785
5.00%, 10/01/2035	825	918,184
5.00%, 10/01/2036	900	994,645
5.00%, 10/01/2044	2,000	2,068,638
5.25%, 10/01/2049	14,595	15,193,278
5.25%, 10/01/2054	21,085	21,818,362
Fayette County Hospital Authority/GA (Piedmont Healthcare Obligated Group) Series 2016 5.00%, 07/01/2034	1,620	1,638,732
5.00%, 07/01/2035	6,355	6,423,787
5.00%, 07/01/2036	2,735	2,762,366

ABFunds.com	AB Municipal Income Shares 41

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

George L Smith II Congress Center Authority (George L Smith II Congress Center Authority) Series 2021 4.00%, 01/01/2054	$1,885	$1,610,115
Georgia Ports Authority (Georgia Ports Authority) Series 2022 5.25%, 07/01/2052	10,000	10,522,780
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2043	10,880	10,928,042
5.00%, 08/01/2047	1,800	1,803,782
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(a)	24,500	24,639,025
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-B 5.00%, 12/01/2052	12,195	12,809,285
Series 2023-A 5.00%, 06/01/2053	6,750	7,155,984
Series 2023-D 5.00%, 05/01/2054	55,235	58,836,250
Series 2024-C 5.00%, 12/01/2054	23,805	25,614,356
Series 2024-E 5.00%, 05/01/2055	26,820	29,126,563
Series 2025-B 5.00%, 12/01/2055	35,900	39,368,917
Main Street Natural Gas, Inc. (Macquarie Group Ltd.)
Series 2019-A 5.00%, 05/15/2033	5,000	5,249,066
5.00%, 05/15/2043	15,500	15,786,846
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 4.561% (SOFR + 1.70%), 12/01/2053(c)	25,000	25,892,845
Series 2023-B 5.00%, 07/01/2053	11,720	12,560,694
Series 2023-C 5.00%, 09/01/2053	24,815	26,547,387
Series 2024-A 5.00%, 05/01/2054	35,000	37,847,156
Series 2024-B 5.00%, 12/01/2054	44,070	47,940,822

42 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Main Street Natural Gas, Inc. (Toronto-Dominion Bank) Series 2024-D 5.00%, 04/01/2054	$26,300	$28,540,955
Municipal Electric Authority of Georgia (JEA Electric System Revenue) Series 2019 5.00%, 01/01/2049	5,000	5,010,584
Series 2022 4.50%, 07/01/2063	15,000	14,638,278
5.00%, 07/01/2052	12,000	12,164,780
AG Series 2023 5.00%, 07/01/2048	1,570	1,608,201
5.00%, 07/01/2064	6,055	6,158,217
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2056	4,655	4,659,773
Municipal Electric Authority of Georgia (PowerSouth Energy Cooperative) Series 2019 5.00%, 01/01/2039	695	712,548
5.00%, 01/01/2048	2,460	2,467,343
5.00%, 01/01/2059	6,270	6,233,688
Series 2023 5.50%, 07/01/2064	10,200	10,462,549
Savannah Georgia Convention Center Authority (Savannah Georgia Convention Center Authority) Series 2025 5.125%, 06/01/2050	2,250	2,259,117
5.25%, 06/01/2061	2,250	2,240,933

		665,192,618

Guam – 0.5%
Guam Education Financing Foundation (Guam Education Financing Foundation COP) Series 2016-B 5.00%, 10/01/2026(a)	3,370	3,367,351
Guam Government Waterworks Authority (Guam Govt Waterworks Authority) Series 2020-A 5.00%, 01/01/2050	3,790	3,816,995
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2025-A 5.25%, 07/01/2050	2,300	2,375,011
5.50%, 07/01/2055	12,210	12,786,278

ABFunds.com	AB Municipal Income Shares 43

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Guam Power Authority (Guam Power Authority) Series 2022-A 5.00%, 10/01/2043	$3,300	$3,395,117
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	1,310	1,332,067
5.00%, 12/01/2030	4,160	4,230,997
5.00%, 12/01/2032	3,545	3,602,628
Territory of Guam (Prerefunded - US Treasuries) Series 2015 5.00%, 11/15/2029	13,375	13,384,112
Series 2015-D 5.00%, 11/15/2033	3,570	3,572,432
5.00%, 11/15/2035	8,945	8,951,094
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2036	4,050	4,096,330
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	1,325	1,400,646
Series 2025-G 5.00%, 01/01/2035	3,000	3,327,878
5.00%, 01/01/2036	2,650	2,909,035
5.25%, 01/01/2037	2,000	2,213,395
5.25%, 01/01/2038	2,250	2,474,940

		77,236,306

Hawaii – 0.1%
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2025-2 5.00%, 07/01/2040(a)(b)	4,700	5,105,586
5.00%, 07/01/2041(a)(b)	7,560	8,077,582
5.00%, 07/01/2042(a)(b)	4,650	4,998,643
5.00%, 07/01/2043(a)(b)	3,000	3,157,411
Series 2025-A 5.50%, 07/01/2054	1,220	1,317,345
Series 2025-C 5.00%, 07/01/2044	1,925	2,011,156
5.00%, 07/01/2045	1,500	1,560,622

		26,228,345

44 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Idaho – 0.1%
Idaho Health Facilities Authority (North Canyon Medical Center) Series 2023 7.00%, 11/01/2048	$4,500	$4,813,602
7.125%, 11/01/2057	7,495	8,033,929
Idaho Housing & Finance Association (Battelle Energy Alliance) Series 2010-A 7.00%, 02/01/2036	200	200,392

		13,047,923

Illinois – 6.0%
Bellwood Municipal Housing Corp. (Village of Bellwood IL) Series 2024 6.375%, 12/01/2059(a)	6,450	6,074,878
Chicago Board of Education (Chicago Board of Education) Series 2012-A 5.00%, 12/01/2042	7,220	6,818,586
Series 2015-C 5.25%, 12/01/2035	2,135	2,134,962
5.25%, 12/01/2039	8,080	7,960,658
Series 2015-E 5.125%, 12/01/2032	1,000	1,000,065
Series 2016-A 7.00%, 12/01/2044	5,850	5,864,905
Series 2016-B 6.50%, 12/01/2046	1,900	1,913,896
Series 2017-A 7.00%, 12/01/2046(a)	4,000	4,154,662
Series 2017-B 7.00%, 12/01/2042(a)	5,000	5,196,161
Series 2017-G 5.00%, 12/01/2034	4,150	4,150,103
Series 2017-H 5.00%, 12/01/2036	10,360	10,303,816
5.00%, 12/01/2046	3,620	3,284,718
Series 2018-A 5.00%, 12/01/2026	5,430	5,475,031
5.00%, 12/01/2027	6,300	6,377,014
Series 2019-A 5.00%, 12/01/2029	2,950	3,024,226
5.00%, 12/01/2030	2,000	2,044,382
Series 2021-A 5.00%, 12/01/2032	2,400	2,445,681
5.00%, 12/01/2033	4,510	4,574,259
5.00%, 12/01/2036	1,210	1,205,466

ABFunds.com	AB Municipal Income Shares 45

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 12/01/2038	$7,730	$7,609,805
5.00%, 12/01/2039	2,000	1,956,298
5.00%, 12/01/2040	1,750	1,692,490
5.00%, 12/01/2041	7,765	7,470,842
Series 2021-B 5.00%, 12/01/2036	1,000	996,253
Series 2023 5.00%, 04/01/2045	1,500	1,500,862
5.25%, 04/01/2033	1,250	1,385,402
5.25%, 04/01/2034	1,000	1,103,373
5.50%, 04/01/2042	5,000	5,288,812
Series 2023-A 5.875%, 12/01/2047	19,500	19,593,972
6.00%, 12/01/2049	36,165	36,763,690
Series 2025-B 6.00%, 12/01/2039(h)	2,000	2,143,278
6.00%, 12/01/2041(h)	31,365	33,173,321
6.00%, 12/01/2042(h)	42,995	45,056,133
6.00%, 12/01/2043(h)	19,060	19,868,405
6.00%, 12/01/2044(h)	18,500	19,150,815
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2022-2 5.50%, 01/01/2055(a)(b)	19,000	19,811,038
Series 2024-A 5.25%, 01/01/2041	2,150	2,323,990
5.25%, 01/01/2042	2,450	2,624,898
5.25%, 01/01/2043	2,625	2,789,592
5.50%, 01/01/2044	2,625	2,840,682
5.50%, 01/01/2053	21,080	22,411,729
Series 2024-C 5.00%, 01/01/2033	11,000	12,226,394
Chicago O’Hare International Airport (TrIPs Obligated Group) Series 2018 5.00%, 07/01/2033	1,395	1,441,126
5.00%, 07/01/2038	1,500	1,525,912
5.00%, 07/01/2048	5,000	5,000,111
Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2020-A 5.00%, 12/01/2045	5,000	5,142,311
5.00%, 12/01/2055	6,000	6,041,639
Series 2024-A 5.00%, 12/01/2049	18,500	19,062,492
City of Chicago IL (City of Chicago IL) Series 2019-A 5.50%, 01/01/2049	17,670	17,381,438

46 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2025-A 6.00%, 01/01/2050	$20,150	$21,137,016
Series 2025-B 5.50%, 01/01/2040	10,400	11,003,984
5.50%, 01/01/2041	7,000	7,336,949
Series 2025-E 6.00%, 01/01/2042	1,500	1,631,367
6.00%, 01/01/2044	1,500	1,607,360
6.00%, 01/01/2045	3,130	3,340,062
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052(d)(e)	1,050	642,796
Eastern Illinois Economic Development Authority (City of Mattoon IL Sales & Hotel Tax) Series 2023 5.00%, 11/01/2033	755	753,178
6.00%, 05/01/2046	3,580	3,508,216
Eastern Illinois Economic Development Authority (Eastern Illinois Economic Development Authority) Series 2025 6.50%, 02/15/2040	2,620	2,611,928
7.00%, 02/15/2056	8,355	8,073,500
Illinois Finance Authority (Acero Charter Schools Obligated Group) Series 2021 4.00%, 10/01/2035(a)	1,280	1,226,115
4.00%, 10/01/2042(a)	4,150	3,565,818
Illinois Finance Authority (Ascension Health Credit Group) Series 2016-C 5.00%, 02/15/2041	1,475	1,494,788
Illinois Finance Authority (Board of Trustees of the University of Illinois/The) Series 2020 4.00%, 10/01/2050	3,615	3,158,005
Illinois Finance Authority (Bradley University) Series 2021-A 4.00%, 08/01/2046	2,000	1,660,180
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2043(a)	24,150	24,116,151
Series 2025 4.80%, 12/01/2043(a)	31,325	32,369,002
Illinois Finance Authority (DePaul College Prep) Series 2023 4.30%, 08/01/2028(a)	935	943,030

ABFunds.com	AB Municipal Income Shares 47

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

4.50%, 08/01/2033(a)	$1,275	$1,321,655
5.25%, 08/01/2038(a)	3,895	4,136,799
5.50%, 08/01/2043(a)	4,485	4,692,635
5.625%, 08/01/2053(a)	7,250	7,429,059
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2039	2,000	1,772,156
4.00%, 09/01/2041	6,625	5,685,072
5.00%, 09/01/2036	2,095	2,099,622
5.00%, 09/01/2038	5,930	5,940,287
5.00%, 09/01/2040	2,285	2,238,425
Illinois Finance Authority (Lake Forest College) Series 2022-A 5.25%, 10/01/2052	1,500	1,494,168
5.50%, 10/01/2042	1,045	1,078,207
5.50%, 10/01/2047	1,000	1,021,115
Illinois Finance Authority (LRS Holdings LLC) Series 2023 7.375%, 09/01/2042(a)	20,000	22,754,484
Illinois Finance Authority (Park Place of Elmhurst Obligated Group)
Series 2021 5.125%, 05/15/2060	4,391	3,225,641
Illinois Finance Authority (Plymouth Place Obligated Group) Series 2022 6.50%, 05/15/2042	2,000	2,142,232
6.50%, 05/15/2047	2,000	2,106,834
6.625%, 05/15/2052	1,910	2,006,877
6.75%, 05/15/2058	1,765	1,850,068
Illinois Finance Authority (Prerefunded - US Treasuries) Series 2016-C 5.00%, 02/15/2041	1,360	1,400,807
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science) Series 2017-A 5.00%, 08/01/2042	1,000	1,003,059
5.00%, 08/01/2047	2,475	2,451,382
Series 2017-C 5.00%, 08/01/2046	2,900	2,885,944
Series 2025 5.25%, 08/01/2035(a)	2,595	2,654,389

48 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Washington & Jane Smith Community - Orland Park) Series 2022 4.00%, 10/15/2044	$10,890	$8,538,111
Illinois Housing Development Authority (Circle Park Preservation) Series 2024-H 4.00%, 01/01/2042	14,245	13,784,696
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	1,675	1,721,530
Series 2024 5.67%, 11/01/2038(f)	16,210	16,033,914
Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2015-A 5.00%, 01/01/2031	1,500	1,502,350
5.00%, 01/01/2032	1,625	1,627,536
Series 2015-B 5.00%, 01/01/2036	2,850	2,857,389
Series 2016-B 5.00%, 01/01/2041	3,450	3,468,075
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2012 Zero Coupon, 12/15/2041	9,400	4,667,308
Zero Coupon, 12/15/2051	11,385	3,141,315
Series 2015-B 5.00%, 12/15/2045	13,300	13,301,298
Series 2017 0.00%, 12/15/2042(g)	1,400	1,065,625
Series 2017-A 5.00%, 06/15/2057	4,000	3,982,401
Series 2017-B Zero Coupon, 12/15/2054	9,850	2,324,316
Series 2020 5.00%, 06/15/2042	2,675	2,734,073
5.00%, 06/15/2050	38,345	38,403,453
AG Series 2017 Zero Coupon, 12/15/2056	23,000	5,112,861
Regional Transportation Authority (Regional Transportation Authority) Series 2025-A 5.00%, 06/01/2050	13,755	14,241,578
State of Illinois (State of Illinois) Series 2010 7.35%, 07/01/2035	9,189	10,142,712

ABFunds.com	AB Municipal Income Shares 49

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2016 5.00%, 02/01/2029	$5,945	$6,087,953
5.00%, 11/01/2032	5,245	5,346,699
5.00%, 11/01/2035	8,000	8,123,760
Series 2017-A 5.00%, 12/01/2028	2,700	2,806,173
5.00%, 12/01/2034	2,585	2,667,756
Series 2017-C 5.00%, 11/01/2029	4,335	4,499,188
Series 2018-A 5.00%, 10/01/2029	1,030	1,090,593
5.00%, 05/01/2030	2,185	2,294,927
Series 2019-B 4.00%, 11/01/2036	6,375	6,376,839
4.00%, 11/01/2037	16,920	16,851,909
Series 2020 5.50%, 05/01/2030	2,750	2,954,265
5.75%, 05/01/2045	2,500	2,635,281
Series 2020-B 5.00%, 10/01/2030	2,000	2,187,245
Series 2022-A 5.25%, 03/01/2037	2,500	2,737,031
5.50%, 03/01/2042	12,610	13,600,423
5.50%, 03/01/2047	4,500	4,732,223
Series 2022-B 5.25%, 10/01/2037	13,000	14,274,477
Series 2022-C 5.50%, 10/01/2045	19,000	20,154,244
Series 2023-B 5.00%, 05/01/2036	5,000	5,443,455
5.25%, 05/01/2041	2,750	2,937,002
5.25%, 05/01/2042	5,000	5,301,386
5.25%, 05/01/2043	2,500	2,631,434
5.50%, 05/01/2047	5,000	5,261,953
Series 2023-C 5.00%, 12/01/2045	5,625	5,794,723
Series 2023-D 5.00%, 07/01/2036	5,000	5,447,276
Series 2024-A 5.257%, 05/01/2030	10,000	10,393,844
5.277%, 05/01/2031	2,000	2,086,656
Series 2024-B 4.25%, 05/01/2046	4,750	4,480,063
5.00%, 05/01/2038	16,075	17,597,556
5.00%, 05/01/2039	3,000	3,254,636
5.00%, 05/01/2040	5,000	5,381,991
5.25%, 05/01/2043	3,085	3,288,739
Series 2025-E 5.00%, 09/01/2043	10,755	11,237,853
5.00%, 09/01/2045	15,000	15,476,797

50 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

State of Illinois Sales Tax Revenue (State of Illinois Sales Tax Revenue) Series 2024-C 5.00%, 06/15/2040	$1,525	$1,652,634
Upper Illinois River Valley Development Authority (High Point Residence Fox Valley Obligated Group) Series 2025 7.00%, 11/01/2060	6,000	5,853,124
Village of Antioch IL Special Service Areas No. 1 & 2 (Village of Antioch IL Special Service Areas No. 1 & 2) Series 2016-A 4.50%, 03/01/2033	2,671	2,671,213
Series 2016-B 7.00%, 03/01/2033	1,269	1,269,197
Village of Pingree Grove IL Special Service Area No. 7 (Prerefunded - US Treasuries) Series 2015 5.00%, 03/01/2036	2,957	2,960,529
Series 2015-B 6.00%, 03/01/2036	746	747,306

		1,012,191,828

Indiana – 1.5%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(d)(e)	1,243	124
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.50%, 01/01/2034(a)	1,675	1,733,013
4.875%, 01/01/2044(a)	1,550	1,562,878
5.00%, 01/01/2054(a)	8,000	7,894,002
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	10,000	10,571,215
Series 2025 4.20%, 06/01/2044	21,560	22,572,762
Indiana Finance Authority (Baptist Healthcare System Obligated Group) Series 2017 5.00%, 08/15/2051	3,905	3,940,658
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(d)(e)(f)	30,305	1,515,250

ABFunds.com	AB Municipal Income Shares 51

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2038	$1,220	$1,369,928
5.00%, 10/01/2040	1,000	1,100,214
5.00%, 10/01/2041	1,500	1,634,153
5.00%, 10/01/2042	1,435	1,548,372
5.00%, 10/01/2043	1,550	1,657,750
5.00%, 10/01/2044	1,600	1,699,422
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2037	2,620	2,553,463
4.00%, 04/01/2039	1,630	1,554,177
4.00%, 04/01/2041	2,305	2,104,987
4.00%, 04/01/2042	2,400	2,156,765
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2021 4.00%, 11/15/2043	6,700	5,814,354
Series 2023-2 4.00%, 11/15/2025	985	984,900
4.00%, 11/15/2028	1,000	1,003,494
4.00%, 11/15/2029	1,000	1,005,548
4.00%, 11/15/2037	1,800	1,732,465
Indiana Finance Authority (Indiana University Health Obligated Group) Series 2025-C 5.25%, 10/01/2046	2,000	2,157,748
Indiana Finance Authority (Ohio Valley Electric) Series 2020 3.00%, 11/01/2030	11,725	11,343,489
Series 2020-A 3.00%, 11/01/2030	7,290	7,052,796
Series 2021-B 2.50%, 11/01/2030	5,065	4,785,731
Series 2022-A 4.25%, 11/01/2030	3,000	3,067,755
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-A 5.00%, 11/01/2054	10,000	10,169,660
Series 2024-B 3.699% (SOFR + 0.71%), 11/01/2046(c)(f)	31,100	31,077,098
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 4.25%, 07/01/2044	1,300	1,209,691

52 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 07/01/2049	$3,000	$3,032,922
5.00%, 07/01/2054	1,400	1,407,069
5.00%, 07/01/2059	3,035	3,039,738
5.25%, 07/01/2064	2,835	2,872,863
Indiana Finance Authority (University of Evansville) Series 2022 5.00%, 09/01/2029	1,755	1,820,627
5.00%, 09/01/2030	1,845	1,928,388
5.00%, 09/01/2031	1,935	2,034,258
5.00%, 09/01/2032	2,035	2,144,762
5.25%, 09/01/2037	3,415	3,556,781
5.25%, 09/01/2044	10,000	9,894,469
5.25%, 09/01/2057	5,995	5,790,879
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-A 5.00%, 04/01/2031(a)	573	552,264
5.25%, 04/01/2041(a)	5,325	4,643,018
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043	6,670	7,047,554
6.00%, 03/01/2053	9,200	9,615,284
6.125%, 03/01/2057	10,930	11,494,478
Series 2023-F 7.75%, 03/01/2067	10,750	11,894,574
BAM Series 2023 5.25%, 03/01/2067	20,060	20,867,479

		252,211,269

Iowa – 0.5%
Iowa Finance Authority (Prerefunded - US Treasuries) Series 2022 5.00%, 12/01/2050	35,950	41,378,889
Iowa Finance Authority (Wesley Retirement Services Obligated Group) Series 2021 4.00%, 12/01/2031	3,630	3,574,720
4.00%, 12/01/2041	7,810	6,731,863
4.00%, 12/01/2046	5,225	4,129,453
4.00%, 12/01/2051	9,340	7,029,094
Iowa Higher Education Loan Authority (Des Moines University Osteopathic Medical Center) Series 2022 5.375%, 10/01/2052	1,600	1,630,865

ABFunds.com	AB Municipal Income Shares 53

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.50%, 11/01/2051	$7,160	$6,272,106
Iowa Tobacco Settlement Authority (Iowa Tobacco Settlement Authority) Series 2021-A 4.00%, 06/01/2049	4,000	3,394,409
Series 2021-B Zero Coupon, 06/01/2065	68,850	10,174,226

		84,315,625

Kansas – 0.4%
City of Colby KS (Citizens Medical Center) Series 2024 5.50%, 07/01/2026	18,800	18,810,859
City of Overland Park KS Sales Tax Revenue (City of Overland Park KS Sales Tax Revenue) Series 2022 6.00%, 11/15/2034(a)	1,185	1,249,260
6.50%, 11/15/2042(a)	13,650	14,354,983
City of Topeka KS (Congregational Home Obligated Group) Series 2022-A 5.75%, 12/01/2033	3,125	3,251,243
6.25%, 12/01/2042	2,920	3,012,851
6.50%, 12/01/2052	6,000	6,103,767
Kansas Development Finance Authority (State of Kansas Lease) Series 2021-K 2.39%, 05/01/2036	8,000	6,497,391
Overland Park Development Corp. (City of Overland Park KS) Series 2019 5.00%, 03/01/2035	2,085	2,160,787
5.00%, 03/01/2037	2,070	2,129,873
5.00%, 03/01/2039	2,325	2,376,194
5.00%, 03/01/2044	2,670	2,675,000
5.00%, 03/01/2049	5,875	5,752,553
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Govt Sales Tax) Series 2018 4.50%, 06/01/2040	1,055	1,055,606

		69,430,367

Kentucky – 1.6%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 4.00%, 02/01/2035	930	921,679

54 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Henderson KY (Pratt Paper KY LLC) Series 2022 4.45%, 01/01/2042(a)	$9,000	$8,886,086
County of Trimble KY (Louisville Gas & Electric) Series 2020 1.30%, 09/01/2044	8,500	7,938,755
Kenton County Airport Board (Cincinnati/Northern Kentucky Intl Airport) Series 2024-A 5.25%, 01/01/2038	3,000	3,343,232
5.25%, 01/01/2049	15,000	15,688,182
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2034	1,500	1,544,926
5.00%, 08/15/2035	3,085	3,171,984
5.00%, 08/15/2037	1,550	1,588,503
5.00%, 08/15/2041	6,905	7,037,974
5.00%, 08/15/2046	2,740	2,772,361
Kentucky Economic Development Finance Authority (Carmel Manor, Inc.) Series 2022 4.50%, 10/01/2027	4,000	4,000,755
Kentucky Economic Development Finance Authority (CommonSpirit Health Obligated Group) Series 2019-A 5.00%, 08/01/2044	9,040	9,161,775
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky Obligated Group) Series 2012 5.375%, 11/15/2042	1,685	1,446,212
5.50%, 11/15/2045	710	595,444
Series 2016 5.00%, 05/15/2031	2,000	1,976,103
Series 2016-A 5.00%, 05/15/2046	3,600	2,963,241
5.00%, 05/15/2051	2,000	1,580,073
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2015 5.25%, 06/01/2050	24,090	24,089,680
Series 2017-A 5.00%, 06/01/2031	2,000	2,038,339
5.00%, 06/01/2032	3,500	3,565,250
5.00%, 06/01/2037	4,325	4,370,400

ABFunds.com	AB Municipal Income Shares 55

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 06/01/2041	$3,300	$3,314,579
5.25%, 06/01/2041	7,625	7,695,417
Series 2017-B 5.00%, 06/01/2040	5,000	5,025,549
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.50%, 11/15/2035	2,265	2,141,459
5.75%, 11/15/2045	5,265	4,425,110
5.75%, 11/15/2050	1,100	887,464
Kentucky Housing Corp. (Churchill Park LLLP) Series 2022-A 5.75%, 11/01/2040(a)	12,370	12,526,155
Series 2022-B 6.75%, 11/01/2040(a)	2,050	2,074,906
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	68,890	74,830,640
Kentucky Public Energy Authority (Goldman Sachs Group) Series 2024-A 5.00%, 05/01/2055	14,815	15,742,779
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 4.868% (SOFR + 1.98%), 04/01/2054(c)	25,000	25,000,000
5.25%, 04/01/2054	10,000	11,026,161
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2020 5.00%, 10/01/2047	1,965	2,100,251
Series 2020-A 5.00%, 10/01/2038	965	1,013,195

		276,484,619

Louisiana – 1.3%
Jefferson Sales Tax District (Jefferson Sales Tax District) AG Series 2017-B 5.00%, 12/01/2034	1,000	1,038,522
5.00%, 12/01/2036	2,400	2,480,778
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration ELL System Restoration Revenue) Series 2022 4.475%, 08/01/2039	10,000	9,741,810
Series 2023 5.048%, 12/01/2034	10,000	10,324,001

56 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.00%, 11/15/2035	$2,100	$2,100,661
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2020-2 5.00%, 10/01/2036(a)(b)	8,985	9,215,171
5.00%, 10/12/2036(a)(b)	8,460	8,636,097
5.00%, 10/01/2037(a)(b)	5,000	5,091,722
5.00%, 10/01/2044(a)(b)	5,155	5,201,663
Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy) Series 2025 5.00%, 06/15/2035(a)	1,000	1,032,230
5.50%, 06/15/2040(a)	3,500	3,595,460
6.00%, 06/15/2045(a)	1,000	1,019,612
6.00%, 06/15/2059(a)	2,200	2,209,265
6.15%, 06/15/2055(a)	4,850	4,933,224
Louisiana Public Facilities Authority (Calcasieu Bridge Partners) Series 2024 5.00%, 09/01/2066	5,035	4,830,395
5.75%, 09/01/2064	61,485	63,753,237
Louisiana Public Facilities Authority (Geo Prep Mid-City of Greater Baton Rouge) Series 2022 5.625%, 06/01/2037(a)	310	319,145
6.25%, 06/01/2062(a)	1,425	1,441,210
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039(d)(e)	2,750	27
Series 2014-A 7.50%, 07/01/2023(d)(l)	1,250	13
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Auxiliary Revenue) Series 2019 5.00%, 07/01/2059	10,270	10,287,789
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease) Series 2017 5.00%, 07/01/2042	1,500	1,515,162
5.00%, 07/01/2047	6,515	6,530,959

ABFunds.com	AB Municipal Income Shares 57

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 07/01/2052	$7,300	$7,306,887
5.00%, 07/01/2057	2,250	2,251,776
Louisiana Public Facilities Authority (Prerefunded - US Govt Agencies) Series 2016 5.00%, 05/15/2047	10	10,118
New Orleans Aviation Board (New Orleans Aviation Board) Series 2017-B 5.00%, 01/01/2043	1,000	1,003,749
Series 2024 5.00%, 01/01/2035	6,120	6,758,321
5.25%, 01/01/2040	8,500	9,283,980
5.25%, 01/01/2041	3,460	3,747,497
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(a)	10,945	11,910,958
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2019 2.20%, 06/01/2037	3,700	3,682,563
Series 2024 3.30%, 06/01/2037	17,400	17,611,648

		218,865,650

Maine – 0.1%
Finance Authority of Maine (Casella Waste Systems) Series 2024 4.625%, 12/01/2047(a)	4,150	4,190,531
Maine Health & Higher Educational Facilities Authority (Maine Medical Center) Series 2018-A 5.00%, 07/01/2048	6,250	6,329,272

		10,519,803

Maryland – 1.1%
City of Baltimore MD (City of Baltimore MD Harbor Point Special Taxing District) Series 2019 3.625%, 06/01/2046(a)	1,750	1,474,639
Series 2019-B 3.875%, 06/01/2046(a)	300	262,498
Maryland Economic Development Corp. (Maryland Econ Dev Corp-Morgan View & Thurgood Marshall Student Hsg) Series 2020 4.25%, 07/01/2050	1,130	1,009,674

58 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2022 5.75%, 07/01/2053	$2,860	$3,005,327
6.00%, 07/01/2058	10,000	10,619,945
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.00%, 12/31/2036	3,200	3,364,875
5.00%, 06/30/2037	2,400	2,515,507
5.00%, 12/31/2037	2,605	2,721,781
5.00%, 06/30/2038	2,920	3,041,784
5.00%, 12/31/2038	1,015	1,054,072
5.25%, 06/30/2047	1,350	1,355,947
5.25%, 06/30/2052	52,190	51,926,759
5.25%, 06/30/2055	25,655	25,293,506
Maryland Health & Higher Educational Facilities Authority (TidalHealth Obligated Group) Series 2020 4.00%, 07/01/2037	2,575	2,556,009
4.00%, 07/01/2038	1,555	1,529,884
4.00%, 07/01/2040	1,645	1,603,831
5.00%, 07/01/2046	22,040	22,300,409
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2022-2 5.00%, 05/01/2050(a)(b)	29,840	32,607,195
State of Maryland Department of Transportation (Maryland Aviation Administration) AG Series 2025-2 5.00%, 08/01/2034(a)(b)	1,550	1,758,215
5.00%, 08/01/2038(a)(b)	2,200	2,413,692
5.00%, 08/01/2039(a)(b)	1,270	1,382,105
5.25%, 08/01/2040(a)(b)	1,600	1,772,672
5.25%, 08/01/2041(a)(b)	1,700	1,865,439
5.25%, 08/01/2042(a)(b)	1,805	1,962,134
5.25%, 08/01/2043(a)(b)	1,520	1,638,129
5.25%, 08/01/2044(a)(b)	1,100	1,177,501

		182,213,529

Massachusetts – 1.3%
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2022-E 5.00%, 11/01/2052	10,000	10,387,061
Series 2024-A 5.00%, 01/01/2054	10,000	10,454,555
Series 2024-B 5.00%, 05/01/2054	12,780	13,381,336
Series 2025-A 5.00%, 04/01/2055	10,000	10,519,418

ABFunds.com	AB Municipal Income Shares 59

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2023-A 5.25%, 07/01/2048	$10,000	$10,723,762
Series 2024-A 5.00%, 07/01/2043	3,000	3,260,674
5.25%, 07/01/2052	5,500	5,888,179
Series 2025-B 5.25%, 07/01/2055	11,000	11,849,341
Massachusetts Development Finance Agency (Boston Medical Center Obligated Group) Series 2023 5.25%, 07/01/2052	2,000	2,013,180
Massachusetts Development Finance Agency (Care Communities Obligated Group) Series 2025 6.375%, 07/15/2045(a)	1,200	1,214,179
6.50%, 07/15/2060(a)	17,370	17,362,522
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2047	8,170	7,948,614
Series 2017-A 5.00%, 01/01/2040	940	947,558
Series 2025 5.00%, 01/01/2030	1,120	1,186,175
5.00%, 01/01/2031	1,200	1,284,657
5.00%, 01/01/2035	1,230	1,339,065
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2043	3,405	3,248,639
Massachusetts Development Finance Agency (GingerCare Living Obligated Group) Series 2024-A 5.50%, 12/01/2044(a)	3,685	3,394,972
5.875%, 12/01/2060(a)	1,285	1,182,354
Massachusetts Development Finance Agency (Lasell University) Series 2021 4.00%, 07/01/2027	250	248,715
Massachusetts Development Finance Agency (Lifespan Obligated Group) Series 2025 5.25%, 08/15/2045	1,500	1,566,478
5.50%, 08/15/2050	7,000	7,287,996

60 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Merrimack College) Series 2017 5.00%, 07/01/2047	$3,665	$3,583,022
Series 2022 5.00%, 07/01/2052	1,150	1,119,066
Massachusetts Development Finance Agency (PRG Medford Properties) Series 2025 5.25%, 06/01/2055	1,380	1,444,917
5.25%, 06/01/2060	4,150	4,309,426
5.25%, 06/01/2065	8,035	8,331,144
5.50%, 06/01/2050	3,900	4,208,407
Massachusetts Development Finance Agency (Salem Community Obligated Group) Series 2022 5.25%, 01/01/2050	2,680	2,484,980
Massachusetts Development Finance Agency (Simmons University) Series 2018-L 5.00%, 10/01/2034	1,360	1,327,489
Series 2023 5.00%, 10/01/2043	1,100	975,930
5.25%, 10/01/2036	415	411,400
5.25%, 10/01/2037	500	489,980
5.25%, 10/01/2038	515	498,683
5.25%, 10/01/2039	520	497,094
Massachusetts Development Finance Agency (South Shore Hospital Obligated Group) Series 2016-I 4.00%, 07/01/2036	2,000	1,956,232
5.00%, 07/01/2031	1,350	1,361,054
5.00%, 07/01/2041	2,500	2,503,318
Massachusetts Development Finance Agency (Southcoast Health System Obligated Group) Series 2021-G 5.00%, 07/01/2050	1,000	1,003,210
Massachusetts Development Finance Agency (Springfield College) Series 2021 4.00%, 06/01/2056	4,000	3,033,103
5.00%, 06/01/2026	420	422,652
5.00%, 06/01/2027	445	448,914
5.00%, 06/01/2028	1,850	1,877,681
Series 2021-B 4.00%, 06/01/2050	1,700	1,339,330
Massachusetts Development Finance Agency (Suffolk University) Series 2025 5.25%, 07/01/2055	6,670	6,701,313
6.00%, 07/01/2050	3,000	3,232,906

ABFunds.com	AB Municipal Income Shares 61

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2013-G 5.00%, 07/01/2037	$3,050	$3,028,006
Series 2024 8.50%, 10/01/2026	16,305	16,324,105
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2041	1,480	1,484,930
5.00%, 07/01/2046	2,500	2,489,397
Massachusetts Port Authority (Massachusetts Port Authority) Series 2021-E 5.00%, 07/01/2051	2,260	2,293,674
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2009 5.715%, 08/15/2039	10,255	10,828,779

		216,699,572

Michigan – 0.8%
City of Detroit MI (City of Detroit MI) 4.813%, 06/15/2049(d)(e)	8,435	9,120,468
Series 2014-B 4.00%, 04/01/2044(g)	9,943	7,917,253
Series 2018 5.00%, 04/01/2033	1,000	1,037,840
5.00%, 04/01/2034	2,250	2,330,791
5.00%, 04/01/2038	2,135	2,189,196
Series 2020 5.50%, 04/01/2045	1,690	1,749,549
5.50%, 04/01/2050	2,170	2,230,642
Series 2021-A 5.00%, 04/01/2050	1,000	1,004,730
Series 2023-A 5.25%, 05/01/2027	300	308,357
5.25%, 05/01/2029	700	747,120
Series 2023-B 6.844%, 05/01/2028	445	456,849
Series 2023-C 6.00%, 05/01/2043	1,500	1,653,999
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	1,720	1,790,004

62 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017-A 5.00%, 11/01/2032	$1,055	$1,055,395
5.00%, 11/01/2037	600	579,520
Great Lakes Water Authority Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue) Series 2016-A 5.00%, 07/01/2046	1,025	1,030,861
Series 2016-D 5.00%, 07/01/2036	25,210	25,549,226
Series 2025-C 5.25%, 07/01/2050	9,000	9,712,002
5.25%, 07/01/2055	7,000	7,520,982
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) Series 2019 5.00%, 05/15/2037	1,100	1,114,791
Series 2020 5.00%, 05/15/2055	6,860	6,252,426
Kalamazoo Hospital Finance Authority (Prerefunded - US Treasuries) Series 2016 4.00%, 05/15/2031	10	10,057
4.00%, 05/15/2032	20	20,114
4.00%, 05/15/2033	30	30,171
4.00%, 05/15/2036	65	65,371
Michigan Finance Authority (Albion College) Series 2022 4.00%, 12/01/2046	1,895	1,190,110
4.00%, 12/01/2051	1,935	1,172,996
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	4,340	4,134,297
4.00%, 06/01/2049	5,000	4,323,167
Series 2020-B Zero Coupon, 06/01/2065	7,575	764,298
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2033	2,000	2,072,410

ABFunds.com	AB Municipal Income Shares 63

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 12/31/2043	$5,000	$5,005,419
5.00%, 06/30/2048	8,600	8,455,834
AG Series 2018 4.25%, 12/31/2038	3,630	3,632,229
4.50%, 06/30/2048	4,000	3,758,595
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp/MI) Series 2008-C Zero Coupon, 06/01/2058	263,800	6,670,104
Wayne State University (Wayne State University) Series 2018-A 5.00%, 11/15/2043	4,000	4,104,683

		130,761,856

Minnesota – 0.9%
City of Bloomington MN (City of Bloomington MN) Series 2024-A 6.18%, 07/01/2041(a)	10,670	10,496,207
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(a)(g)	23,500	24,235,745
City of Brooklyn Park MN (Brooklyn Park AH II LLLP) Series 2024 6.26%, 07/01/2041(a)	25,045	24,785,161
City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(a)	19,500	19,624,911
City of Fridley MN (Roers Fridley Apartments Owner II) Series 2023-A 5.75%, 06/01/2041(a)	6,775	7,022,106
City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2024 5.00%, 05/01/2041	1,000	1,080,608
5.00%, 05/01/2042	1,000	1,070,932
City of Woodbury MN (Math & Science Academy/MN) Series 2025 5.25%, 06/01/2045(a)	1,000	943,351
5.50%, 06/01/2055(a)	3,460	3,257,331
5.50%, 06/01/2063(a)	1,855	1,720,794

64 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.66%, 07/01/2041(a)	$19,240	$18,819,389
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 3.00%, 06/01/2031(f)	700	329,000
4.00%, 06/01/2041(f)	1,220	573,400
4.00%, 06/01/2051(f)	1,250	587,500
4.00%, 06/01/2056(f)	2,180	1,024,600
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2024 5.25%, 01/01/2044	10,000	10,608,677
5.25%, 01/01/2049	1,000	1,047,267
Minnesota Health & Education Facilities Authority (College of St. Scholastica) Series 2019 4.00%, 12/01/2040	6,900	6,146,964
Minnesota Health & Education Facilities Authority (St. Catherine University) Series 2018-A 5.00%, 10/01/2045	1,900	1,861,602
Washington County Community Development Agency (Raymie Johnson Estates) Series 2025 4.66%, 07/01/2027	2,150	2,151,793
6.08%, 07/01/2042	7,350	7,553,657
Western Minnesota Municipal Power Agency (Western Minnesota Municipal Power Agency) Series 2019-A 3.156%, 01/01/2039	2,000	1,727,423

		146,668,418

Mississippi – 0.4%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2025 5.25%, 07/01/2036	1,000	1,126,024
5.25%, 07/01/2037	1,000	1,119,552
5.25%, 07/01/2038	1,000	1,112,804
5.25%, 07/01/2039	1,350	1,490,494
5.25%, 07/01/2040	1,315	1,434,801
5.25%, 07/01/2041	1,040	1,121,330

ABFunds.com	AB Municipal Income Shares 65

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.25%, 07/01/2042	$1,065	$1,138,446
5.25%, 07/01/2044	1,500	1,580,666
5.25%, 07/01/2045	1,645	1,726,327
5.50%, 07/01/2050	6,750	7,083,188
5.50%, 07/01/2055	6,225	6,502,739
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029(d)(e)(f)	14,500	9,860,000
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2041(a)	2,500	2,083,868
5.00%, 10/01/2026(a)	1,700	1,711,154
5.00%, 10/01/2027(a)	900	911,653
5.00%, 10/01/2028(a)	1,900	1,938,695
5.00%, 10/01/2033(a)	2,270	2,340,396
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016-A 5.00%, 09/01/2036	1,645	1,657,152
5.00%, 09/01/2041	16,350	16,382,553
Mississippi Hospital Equipment & Facilities Authority (Forrest County General Hospital) Series 2019 4.00%, 01/01/2037	720	720,860
5.00%, 01/01/2035	1,230	1,303,798

		64,346,500

Missouri – 0.6%
Cape Girardeau County Industrial Development Authority (Mercy Health/MO) Series 2017-A 5.00%, 03/01/2036	2,810	2,862,281
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2025-A 5.00%, 04/01/2038	5,000	5,768,069
5.00%, 04/01/2040	2,000	2,273,963
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2016-A 5.00%, 02/01/2046	1,000	975,764
Series 2019 4.00%, 02/01/2042	18,770	16,953,107

66 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

4.00%, 02/01/2048	$21,850	$18,279,666
5.00%, 02/01/2042	620	623,685
5.00%, 02/01/2048	2,600	2,513,861
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 2.00%, 11/15/2046(d)(e)	2,319	107,836
5.00%, 11/15/2046(d)(e)	5,196	3,515,540
Series 2021-A 10.00%, 11/15/2046(d)(e)	1,536	1,308,388
Series 2021-C 7.50%, 11/15/2037(d)(e)	1,279	984,428
Kansas City Industrial Development Authority (Platte Purchase Project) Series 2019 5.00%, 07/01/2040(a)	2,455	2,436,660
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036	1,300	1,303,298
5.00%, 08/15/2046	1,760	1,611,146
5.00%, 08/15/2051	1,000	887,687
Series 2018 5.00%, 08/15/2042	6,940	6,653,433
Series 2021-A 5.00%, 08/15/2056	9,825	8,585,364
St. Louis County Industrial Development Authority (Friendship Village St. Louis Obligated Group) Series 2018 5.25%, 09/01/2053	7,560	7,460,438
St. Louis County Industrial Development Authority (St. Andrews Resources for Seniors Obligated Group) Series 2015-A 5.00%, 12/01/2035	2,000	1,993,516
5.125%, 12/01/2045	4,500	4,090,836
Taney County Industrial Development Authority (Taney County Industrial Development Authority Lease) Series 2023 5.00%, 10/01/2033(a)	1,000	1,009,358
6.00%, 10/01/2049(a)	2,475	2,476,774

		94,675,098

Montana – 0.1%
County of Gallatin MT (Bozeman Fiber, Inc.) Series 2025 0.00%, 10/15/2055(a)(g)	19,115	15,966,262

ABFunds.com	AB Municipal Income Shares 67

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2034	$1,085	$1,108,549

		17,074,811

Nebraska – 0.5%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	11,255	12,066,368
Central Plains Energy Project (Goldman Sachs Group) Series 2017-A 5.00%, 09/01/2031	2,050	2,198,641
5.00%, 09/01/2034	1,510	1,660,080
5.00%, 09/01/2036	5,000	5,493,174
5.00%, 09/01/2037	8,715	9,538,032
Series 2022-1 5.00%, 05/01/2053	5,000	5,273,457
Central Plains Energy Project (Royal Bank of Canada) Series 2025-A 5.00%, 08/01/2055	40,500	43,743,503

		79,973,255

Nevada – 0.4%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	21,000	3,400,322
Clark County School District (Clark County School District) AG Series 2019-B 3.00%, 06/15/2037	5,185	4,744,424
Las Vegas Redevelopment Agency (Las Vegas Redevelopment Agency Redevelopment Area 1) Series 2016 5.00%, 06/15/2040	1,800	1,805,185
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.25%, 07/01/2040	2,415	2,645,522
5.25%, 07/01/2043	1,500	1,598,820
5.25%, 07/01/2044	1,155	1,222,878
5.25%, 07/01/2054	8,970	9,347,639
Sparks Tourism Improvement District No. 1 (Sparks Tourism Improvement District No. 1) Series 2019-A 2.75%, 06/15/2028(a)	965	945,516

68 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

State of Nevada Department of Business & Industry (Desertxpress Enterprises) Series 2025 9.50%, 01/01/2065(a)	$41,900	$33,520,000
State of Nevada Department of Business & Industry (Fulcrum Sierra Holdings) Series 2018 6.95%, 02/15/2038(d)(e)(f)	1,693	17
Tahoe-Douglas Visitors Authority (Tahoe-Douglas Visitors Authority) Series 2020 5.00%, 07/01/2040	4,200	4,322,891
5.00%, 07/01/2045	2,800	2,818,371
5.00%, 07/01/2051	9,000	8,962,864

		75,334,449

New Hampshire – 2.5%
National Finance Authority (NFA 2024-3) Series 2024-3, Class A 4.034%, 10/20/2051	19,042	18,743,637
New Hampshire Business Finance Authority (ARC70 2025-1) Series 2025-1, Class A1 4.75%, 06/20/2041	12,939	13,423,442
Series 2025-1, Class A2 5.15%, 06/20/2041	3,695	3,856,207
New Hampshire Business Finance Authority (ARC70 II TRUST) Series 2024 4.15%, 10/20/2040	13,621	13,589,245
New Hampshire Business Finance Authority (Brazoria-Fort Bend County Municipal Utility District No. 3) Series 2024 4.875%, 12/01/2033(a)	2,132	2,132,219
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(a)	19,579	19,591,431
New Hampshire Business Finance Authority (Collin County Municipal Utility District No. 4) Series 2025 5.50%, 12/01/2030(a)	8,609	8,688,230
New Hampshire Business Finance Authority (Emberly & Canterra Creek Projects) Series 2024 5.375%, 12/01/2031(a)	3,346	3,355,000

ABFunds.com	AB Municipal Income Shares 69

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (Greater Raleigh Area Christian Education) Series 2025 5.75%, 08/01/2055	$3,000	$2,979,970
6.00%, 08/01/2065	5,410	5,450,417
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(a)	4,485	4,487,391
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2025 4.086%, 01/20/2041(a)	1,585	1,218,851
Series 2025-2 5.15%, 09/28/2037	18,455	18,667,653
Series 2025-A Zero Coupon, 02/01/2035(a)	25,383	14,110,120
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034	19,871	20,270,585
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036	39,668	40,430,737
Series 2022-1, Class X 0.334%, 09/20/2036(i)	23,927	461,540
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036	25,875	25,655,169
New Hampshire Business Finance Authority (NFA 2023-2) Series 2023-2, Class A 3.875%, 01/20/2038	1,946	1,877,026
New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class A 4.25%, 07/01/2051	13,453	13,411,514
Series 2024-1, Class X 0.495%, 07/01/2051(i)	17,419	634,518
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class A 3.625%, 08/20/2039	7,823	7,483,571
Series 2024-2, Class X 0.506%, 08/20/2039(i)	39,611	1,563,593

70 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (NFA 2025-1) Series 2025 5.75%, 04/28/2042	$13,420	$14,009,946
5.875%, 12/15/2033(a)	38,650	38,931,376
Series 2025-1, Class A1 4.086%, 01/20/2041	8,457	8,425,270
Series 2025-1, Class A2 4.086%, 01/20/2041	995	930,067
New Hampshire Business Finance Authority (Novant Health Obligated Group) Series 2025 5.00%, 06/01/2055	17,000	17,146,528
5.25%, 06/01/2044	6,500	6,858,080
5.25%, 06/01/2045	6,625	6,952,359
5.50%, 06/01/2055	10,400	10,940,481
New Hampshire Business Finance Authority (Reworld Holding Corp.) Series 2018 4.625%, 11/01/2042(a)	10,000	8,920,554
4.875%, 11/01/2042(a)	12,520	11,254,857
Series 2020-A 3.625%, 07/01/2043(a)	4,800	4,001,332
Series 2020-B 3.75%, 07/01/2045(a)	4,785	3,966,221
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(a)	8,207	8,208,472
New Hampshire Business Finance Authority (The Highlands Project) Series 2024 5.125%, 12/15/2030	4,708	4,720,735
New Hampshire Business Finance Authority (Valencia Project) Series 2024 5.30%, 12/01/2032(a)	5,500	5,517,928
New Hampshire Health & Education Facilities Authority Act (Dartmouth Health Obligated Group) Series 2020-A 5.00%, 08/01/2059	24,445	25,365,838

		418,232,110

New Jersey – 2.7%
Camden County Improvement Authority (The) (KIPP Cooper Norcross Obligated Group) Series 2022 6.00%, 06/15/2047	1,030	1,081,027
6.00%, 06/15/2062	5,360	5,572,880

ABFunds.com	AB Municipal Income Shares 71

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Essex County Improvement Authority (North Star Academy Charter School of Newark) Series 2020 4.00%, 07/15/2050(a)	$1,260	$1,071,694
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.375%, 01/01/2035(a)	7,300	7,582,304
6.625%, 01/01/2045(a)	14,670	15,248,718
New Jersey Economic Development Authority (Lutheran Social Ministries at Crane’s Mill) Series 2018 5.00%, 01/01/2034	1,500	1,530,140
5.00%, 01/01/2039	2,500	2,514,555
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2018-A 5.00%, 06/15/2042	4,385	4,489,563
5.00%, 06/15/2047	1,500	1,522,080
New Jersey Economic Development Authority (North Star Academy Charter School of Newark) Series 2017 5.00%, 07/15/2047	1,000	1,000,210
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	6,045	6,055,294
New Jersey Economic Development Authority (Port Newark Container Terminal) Series 2017 5.00%, 10/01/2037	8,895	9,033,404
5.00%, 10/01/2047	13,560	13,567,267
New Jersey Economic Development Authority (State of New Jersey Lease) Series 2018-C 5.00%, 06/15/2042	7,085	7,258,298
Series 2019 5.00%, 06/15/2035	2,750	2,962,738
Series 2024-S 5.00%, 06/15/2035	1,500	1,727,728
5.25%, 06/15/2036	3,000	3,486,425
5.25%, 06/15/2037	3,065	3,537,835
5.25%, 06/15/2039	3,000	3,401,145
New Jersey Economic Development Authority (State of New Jersey Motor Vehicle Surcharge Revenue Lease) Series 2017-A 5.00%, 07/01/2033	1,640	1,674,048

72 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012-A 5.125%, 06/15/2043	$735	$734,945
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	5,840	5,840,035
Series 2014-B 5.625%, 11/15/2030	1,475	1,475,009
New Jersey Educational Facilities Authority (Stevens Institute of Technology Intl) Series 2020-A 5.00%, 07/01/2045	4,460	4,533,193
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group) Series 2017-A 5.00%, 07/01/2035	1,300	1,343,037
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2036	1,000	1,022,293
5.00%, 07/01/2042	7,645	7,729,721
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2035	1,070	1,118,088
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	1,000	1,012,783
5.00%, 06/15/2028	21,660	21,943,666
5.00%, 06/15/2029	13,435	13,609,565
5.00%, 06/15/2030	6,000	6,076,406
Series 2018-A 5.00%, 06/15/2029	1,910	1,934,817
5.00%, 06/15/2030	24,975	25,291,503
5.00%, 06/15/2031	12,000	12,153,109
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) AG Series 2006-C Zero Coupon, 12/15/2033	5,170	3,997,668

ABFunds.com	AB Municipal Income Shares 73

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Jersey Transportation Trust Fund Authority (Prerefunded - US Treasuries) Series 2019 5.00%, 06/15/2046	$810	$870,267
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2018-A 5.00%, 12/15/2033	22,085	23,502,429
Series 2019 5.00%, 06/15/2046	1,515	1,547,559
Series 2023-A 5.00%, 06/15/2039	5,085	5,600,609
5.00%, 06/15/2040	4,000	4,370,084
Series 2023-B 5.00%, 06/15/2042	9,040	9,748,927
5.25%, 06/15/2050	20,000	21,151,206
Series 2024-A 4.00%, 06/15/2042	6,200	6,114,904
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2019-A 5.00%, 01/01/2048	11,320	11,608,869
Series 2024-A 4.00%, 01/01/2035	8,000	8,620,482
5.00%, 01/01/2033	9,000	10,346,818
Series 2024-C 5.00%, 01/01/2043	3,500	3,770,519
Series 2025-A 5.25%, 01/01/2055	24,000	25,808,122
Passaic County Improvement Authority (The) (Paterson Arts & Science Charter School) Series 2023 4.25%, 07/01/2033	520	533,703
5.25%, 07/01/2043	1,020	1,047,897
South Jersey Transportation Authority (South Jersey Transportation Authority) Series 2022 4.625%, 11/01/2047	5,000	5,063,860
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2031	1,425	1,491,475
5.00%, 06/01/2046	4,200	4,154,755
Series 2018-B 5.00%, 06/01/2046	117,880	114,772,436

		464,258,112

74 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Mexico – 0.1%
City of Santa Fe NM (El Castillo Retirement Residences Obligated Group) Series 2019 5.00%, 05/15/2039	$480	$482,547
5.00%, 05/15/2044	500	485,566
5.00%, 05/15/2049	1,200	1,118,831
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2049	12,925	11,526,329
New Mexico Municipal Energy Acquisition Authority (Royal Bank of Canada) Series 2025 5.00%, 06/01/2054	10,580	11,355,914

		24,969,187

New York – 8.0%
Brookhaven Local Development Corp. (Jefferson’s Ferry) Series 2020 4.00%, 11/01/2045	2,250	2,007,391
Build NYC Resource Corp. (Albert Einstein College of Medicine) Series 2016 5.50%, 09/01/2045(a)	33,340	32,905,300
Build NYC Resource Corp. (Global Community Charter School) Series 2022 5.00%, 06/15/2057	1,050	871,716
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2052	2,000	2,019,220
5.25%, 07/01/2062	4,500	4,518,073
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2039(d)(e)	1,560	1,092,000
5.25%, 11/01/2034(d)(e)	2,240	1,568,000
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052(f)	1,250	1,110,345
Build NYC Resource Corp. (South Bronx Charter School For Intl Cultures & The Arts) Series 2023 7.00%, 04/15/2053(a)	4,360	4,460,981
7.00%, 04/15/2058(a)	11,305	11,516,910

ABFunds.com	AB Municipal Income Shares 75

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Build NYC Resource Corp. (TrIPs Obligated Group) Series 2025 5.50%, 07/01/2055	$6,620	$6,879,034
Build NYC Resource Corp. (Zeta Charter Schools Obligated Group) Series 2025 5.375%, 10/15/2055(a)	6,000	5,955,402
5.375%, 10/15/2061(a)	16,000	15,624,658
City of New York NY (City of New York NY) Series 2022-2 5.00%, 03/01/2037(a)(b)	7,500	7,809,813
5.00%, 03/01/2038(a)(b)	10,000	10,387,622
Series 2025-G 5.25%, 02/01/2048	15,000	16,093,843
5.25%, 02/01/2050	16,740	17,879,890
County of Nassau NY (County of Nassau NY) Series 2025-A 5.00%, 04/01/2055	10,000	10,472,524
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2045	9,600	9,571,635
5.00%, 07/01/2051	15,520	15,261,390
Hempstead Town Local Development Corp. (Evergreen Charter School) Series 2022-A 5.25%, 06/15/2052	17,470	17,047,661
5.50%, 06/15/2057	7,350	7,359,322
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2016-A 5.00%, 11/15/2032	4,740	4,791,901
Series 2016-D 5.00%, 11/15/2029	1,750	1,788,403
Series 2017-C 5.00%, 11/15/2028	12,930	13,606,377
5.00%, 11/15/2029	16,435	17,313,533
5.00%, 11/15/2034	6,810	7,125,601
Series 2019-C 5.00%, 11/15/2038	380	396,149
Series 2020-A 5.00%, 11/15/2045	4,740	5,134,735
Series 2020-C 4.75%, 11/15/2045	23,880	23,956,566
5.00%, 11/15/2050	8,750	8,897,339

76 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.25%, 11/15/2055	$15,885	$16,346,227
Series 2020-D 4.00%, 11/15/2048	7,150	6,539,594
4.00%, 11/15/2049	6,425	5,850,143
5.00%, 11/15/2043	5,000	5,156,840
Series 2021-A 4.00%, 11/15/2041	2,000	1,950,306
Series 2025 5.00%, 11/15/2042	2,500	2,688,296
5.00%, 11/15/2043	4,150	4,419,520
5.25%, 11/15/2045	5,840	6,260,507
5.25%, 11/15/2055	5,840	6,193,249
AG Series 2020-A 4.00%, 11/15/2043	2,020	1,904,569
Metropolitan Transportation Authority (Prerefunded - US Treasuries) Series 2015-C 5.00%, 11/15/2027	1,110	1,110,779
5.25%, 11/15/2030	4,000	4,003,136
Series 2015-D 5.00%, 11/15/2031	1,350	1,350,947
5.00%, 11/15/2032	5,135	5,138,603
5.00%, 11/15/2034	5,430	5,433,810
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.875%, 07/01/2052(a)	4,675	4,632,532
6.00%, 07/01/2057(a)	1,615	1,615,222
Monroe County Industrial Development Corp./NY (Eugenio Maria de Hostos Charter School) Series 2024 5.00%, 07/01/2054(a)	2,000	1,794,857
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2050	6,520	5,630,995
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2059(a)	1,620	1,532,762
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community) 5.00%, 01/01/2058(j)(k)	525	37,552
New York City Housing Development Corp. (8 Spruce NY Owner LLC) Series 2024 4.00%, 12/15/2031	665	681,833

ABFunds.com	AB Municipal Income Shares 77

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

4.375%, 12/15/2031	$1,275	$1,304,217
5.25%, 12/15/2031	3,115	3,211,505
New York City Housing Development Corp. (New York City Housing Development) Series 2020 2.55%, 08/01/2040	3,645	2,819,033
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2022-F 3.75%, 02/01/2033	13,000	12,505,043
3.85%, 02/01/2034	3,955	3,788,870
Series 2024-F 4.25%, 02/01/2054	6,500	6,297,194
Series 2025 5.00%, 05/01/2046	6,955	7,380,060
5.00%, 05/01/2050	18,870	19,723,096
Series 2025-H 5.00%, 11/01/2044	4,495	4,816,401
5.25%, 11/01/2045	14,470	15,710,584
New York Counties Tobacco Trust V (New York Counties Tobacco Trust V) Series 2005 Zero Coupon, 06/01/2050	30,000	4,512,114
NEW York Energy Finance Development Corp. (Athene Annuity & Life Co.) Series 2025 5.00%, 07/01/2056	28,715	30,868,444
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(a)	13,560	13,559,723
5.375%, 11/15/2040(a)	3,395	3,395,625
7.25%, 11/15/2044(a)	9,665	9,671,921
New York Power Authority (New York Power Authority SFP Transmission Project) AG Series 2023 5.00%, 11/15/2048	5,250	5,534,973
5.00%, 11/15/2053	7,000	7,312,827
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2030(a)	1,200	1,212,311
5.00%, 12/01/2031(a)	1,000	1,009,532
5.00%, 12/01/2034(a)	2,000	2,008,409

78 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2035	$2,085	$2,126,647
Series 2024 5.50%, 11/01/2047	1,000	1,048,533
AG Series 2020 3.00%, 09/01/2050	14,890	10,968,714
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2025 5.00%, 05/01/2042	5,000	5,299,233
5.00%, 05/01/2043	4,000	4,202,094
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2021 2.252%, 03/15/2032	13,000	11,607,762
Series 2021-2 2.20%, 03/15/2034(a)(b)	13,000	11,104,054
Series 2025-C 5.00%, 03/15/2055	7,750	8,092,107
5.25%, 03/15/2050	4,000	4,288,764
New York State Dormitory Authority (Trustees of Columbia University in the City of New York) Series 2018-A 5.00%, 10/01/2048	11,000	12,333,107
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2057	17,245	14,339,726
New York State Dormitory Authority (White Plains Hospital Obligated Group) Series 2024 5.25%, 10/01/2049	4,500	4,583,378
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016-A 5.00%, 01/01/2041	3,800	3,803,967
New York State Thruway Authority (State of New York Pers Income Tax) Series 2025 5.00%, 03/15/2055	20,335	21,298,891
Series 2025-A 5.00%, 03/15/2045	8,940	9,558,443
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2028	15,300	15,857,827

ABFunds.com	AB Municipal Income Shares 79

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 01/01/2029	$18,660	$19,333,307
Series 2020 4.00%, 10/01/2030	13,980	14,247,615
4.375%, 10/01/2045	40,110	37,493,649
Series 2023 5.625%, 04/01/2040	11,250	11,812,992
6.00%, 04/01/2035	13,875	15,316,576
New York Transportation Development Corp. (Empire State Thruway Partners) Series 2021 4.00%, 04/30/2053	15,475	13,227,530
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2020 5.00%, 12/01/2030	1,000	1,080,358
5.00%, 12/01/2035	1,100	1,161,434
Series 2022 5.00%, 12/01/2039	1,510	1,580,163
5.00%, 12/01/2040	2,500	2,596,637
5.00%, 12/01/2041	11,500	11,834,993
New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2054	9,465	9,742,858
5.50%, 12/31/2060	49,415	50,466,907
AG Series 2024 0.00%, 12/31/2054(g)	12,740	8,277,783
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060	35,900	36,073,070
6.00%, 06/30/2054	31,580	32,953,149
Series 2024 5.00%, 06/30/2060	63,160	61,000,913
5.25%, 06/30/2049	2,250	2,273,917
5.50%, 06/30/2054	4,390	4,487,607
5.50%, 06/30/2060	59,040	60,278,110
Series 2025 6.00%, 06/30/2059	56,410	59,989,288
AG Series 2023 5.00%, 06/30/2049	5,000	5,031,588
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2041	15,840	15,840,938
5.00%, 07/01/2046	6,895	6,864,923
5.25%, 01/01/2050	29,285	29,284,485

80 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Niagara Area Development Corp. (Reworld Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)	$6,045	$5,353,292
Onondaga Civic Development Corp. (Syracuse University) Series 2025 5.50%, 12/01/2056	20,500	22,424,343
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2021 3.175%, 07/15/2060	10,000	6,656,914
Series 2024-2 5.00%, 09/01/2037	3,000	3,300,775
5.00%, 09/01/2038	3,000	3,275,377
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 5.00%, 12/01/2034	5,500	5,668,227
6.00%, 12/01/2053	12,400	12,579,737
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.591%, 05/15/2036	4,000	3,342,176
2.917%, 05/15/2040	10,000	7,913,414
Series 2022 5.00%, 05/15/2052	4,000	4,486,805
Series 2022-2 5.25%, 05/15/2052(a)(b)	10,000	10,496,725
5.25%, 05/15/2057(a)(b)	10,000	10,424,969
Series 2022-C 5.00%, 05/15/2047	10,000	10,385,196
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2020-A 5.00%, 11/15/2049	2,060	2,122,796
Triborough Bridge & Tunnel Authority Sales Tax Revenue (Triborough Bridge & Tunnel Authority Sales Tax Revenue) Series 2024-A 5.25%, 05/15/2064	19,000	20,066,536
TSASC, Inc./NY (TSASC, Inc./NY) Series 2016 5.00%, 06/01/2045	10,200	9,034,895
5.00%, 06/01/2048	19,765	17,339,192
Series 2017-A 5.00%, 06/01/2041	1,560	1,564,344

ABFunds.com	AB Municipal Income Shares 81

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	$860	$859,602
5.25%, 09/15/2042	365	354,328
5.25%, 09/15/2047	625	581,722
5.25%, 09/15/2053	1,340	1,214,485
Ulster County Capital Resource Corp. (Woodland Pond Obligated Group) Series 2025 5.875%, 09/15/2059(a)(h)	3,000	2,966,143
Western Regional Off-Track Betting Corp. (Western Regional Off-Track Betting) Series 2021 3.00%, 12/01/2026(a)	270	266,122

		1,347,779,647

North Carolina – 0.5%
City of Charlotte NC Airport Revenue (City of Charlotte NC Airport Revenue) Series 2022 4.50%, 07/01/2047	13,170	13,046,290
Fayetteville State University (Fayetteville State University) Series 2023 5.00%, 04/01/2027(a)	415	424,763
5.00%, 04/01/2028(a)	455	473,123
5.00%, 04/01/2029(a)	500	528,227
5.00%, 04/01/2030(a)	545	583,387
5.00%, 04/01/2031(a)	600	650,862
5.00%, 04/01/2034(a)	770	858,569
5.00%, 04/01/2036(a)	900	991,274
5.00%, 04/01/2037(a)	970	1,061,094
5.00%, 04/01/2040(a)	1,205	1,291,269
5.00%, 04/01/2042(a)	1,380	1,459,830
Greater Asheville Regional Airport Authority (Greater Asheville Regional Airport Authority) AG Series 2022-A 5.50%, 07/01/2047	2,880	3,023,980
5.50%, 07/01/2052	5,000	5,216,556
Nash Health Care Systems (Nash Health Care Systems) Series 2025 5.25%, 02/01/2055	14,800	15,427,766
5.75%, 02/01/2050	12,000	13,067,420
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community Obligated Group) Series 2017 5.00%, 07/01/2047	2,950	2,416,948

82 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community) Series 2015 4.875%, 07/01/2040	$5,000	$4,334,442
5.00%, 07/01/2045	4,650	3,869,533
North Carolina Medical Care Commission (Duke University Health System Obligated Group) Series 2025-A 5.00%, 06/01/2041	6,000	6,555,393
5.00%, 06/01/2042	3,110	3,355,699
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2025 5.00%, 10/01/2036	245	256,128
5.25%, 10/01/2037	430	452,091
5.25%, 10/01/2039	1,440	1,494,673
5.25%, 10/01/2040	760	783,591
5.625%, 10/01/2055	360	363,539
North Carolina Medical Care Commission (Sharon Towers) Series 2019-A 5.00%, 07/01/2044	1,000	972,889
North Carolina Medical Care Commission (United Methodist Retirement Homes Obligated Group) Series 2024 5.00%, 10/01/2049	510	511,633
5.125%, 10/01/2054	2,000	2,014,445
North Carolina Turnpike Authority (North Carolina Turnpike Authority) AG Series 2024 Zero Coupon, 01/01/2050	11,750	3,709,226
Zero Coupon, 01/01/2051	7,490	2,238,253
Zero Coupon, 01/01/2052	6,435	1,820,852
Zero Coupon, 01/01/2053	1,750	469,474

		93,723,219

North Dakota – 0.3%
City of Grand Forks ND (Altru Health System Obligated Group) Series 2021 4.00%, 12/01/2035	4,000	3,944,669
4.00%, 12/01/2036	3,625	3,543,854
4.00%, 12/01/2037	1,190	1,152,368
4.00%, 12/01/2040	1,875	1,742,396
4.00%, 12/01/2041	1,865	1,700,456
5.00%, 12/01/2034	7,545	7,990,952

ABFunds.com	AB Municipal Income Shares 83

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2023-A 5.42%, 12/01/2053	$5,270	$5,392,981
AG Series 2021 3.00%, 12/01/2051	4,000	2,867,626
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2048	10,500	10,016,535
5.00%, 06/01/2053	5,230	4,893,738

		43,245,575

Ohio – 3.1%
Akron Bath Copley Joint Township Hospital District (Prerefunded - US Treasuries) Series 2020
3.00%, 11/15/2040	4,500	4,542,628
4.00%, 11/15/2037	800	845,666
4.00%, 11/15/2038	750	792,812
American Municipal Power, Inc. (Prerefunded - US Govt Agencies) Series 2016-A 5.00%, 02/15/2041	6,000	6,035,653
5.00%, 02/15/2046	4,000	4,023,769
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-A 4.00%, 06/01/2048	10,000	8,657,574
Series 2020-B Zero Coupon, 06/01/2057	113,000	10,677,935
5.00%, 06/01/2055	145,385	121,838,329
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2037	3,765	3,836,984
5.00%, 12/01/2047	3,735	3,750,078
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.00%, 01/01/2037	1,325	1,451,837
5.25%, 01/01/2041	1,655	1,784,144
5.25%, 01/01/2045	16,450	17,216,813
5.50%, 01/01/2050	10,425	11,076,850
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2042	12,600	12,605,772
5.00%, 02/15/2052	5,680	5,299,858

84 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.25%, 02/15/2047	$12,860	$12,829,917
5.50%, 02/15/2057	9,370	9,323,622
County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049	3,715	3,436,395
County of Hamilton OH (Christ Hospital Obligated Group) Series 2024-2 5.00%, 06/01/2034(a)(b)	8,075	8,840,059
5.00%, 06/01/2038(a)(b)	7,440	7,995,871
County of Hamilton OH (UC Health Obligated Group) Series 2020 5.00%, 09/15/2050	23,425	23,087,853
Series 2025-A 5.50%, 08/01/2044	1,000	1,047,950
5.50%, 08/01/2045	1,900	1,982,954
5.50%, 08/01/2051	5,000	5,161,866
County of Marion OH (United Church Homes Obligated Group) Series 2019 5.125%, 12/01/2049	2,210	1,674,452
County of Montgomery OH (County of Montgomery OH) 6.00%, 04/01/2038(d)(e)(f)(j)(k)	1,588	18,667
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(d)(e)(f)(j)(k)	8,021	95,052
County of Ross OH (Adena Health System Obligated Group) Series 2019 5.00%, 12/01/2049	6,000	6,032,010
County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 6.375%, 12/01/2037	1,000	1,080,521
6.625%, 12/01/2042	21,540	22,857,451
6.75%, 12/01/2052	29,085	30,133,613
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(a)	7,500	5,881,755
Series 2023 5.00%, 12/01/2053(a)	16,000	16,407,030
Lancaster Port Authority (Royal Bank of Canada) Series 2024-A 5.00%, 02/01/2055	10,900	11,670,759

ABFunds.com	AB Municipal Income Shares 85

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Ohio Air Quality Development Authority (American Electric Power) Series 2019 2.40%, 12/01/2038	$1,030	$977,410
Ohio Air Quality Development Authority (Duke Energy Corp.) Series 2022 4.25%, 11/01/2039	7,100	7,213,535
Ohio Air Quality Development Authority (Ohio Valley Electric) Series 2019 3.25%, 09/01/2029	1,780	1,753,114
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.25%, 01/01/2047	2,750	2,781,756
Ohio Higher Educational Facility Commission (John Carroll University) Series 2022 4.00%, 10/01/2047	1,750	1,446,750
4.00%, 10/01/2052	11,900	9,440,285
Series 2025 5.375%, 10/01/2045	3,000	3,020,867
5.50%, 10/01/2050	4,000	4,012,828
5.50%, 10/01/2057	4,000	3,995,818
Ohio Higher Educational Facility Commission (Xavier University) Series 2024 5.00%, 05/01/2039	880	942,643
5.00%, 05/01/2040	785	831,827
5.00%, 05/01/2041	815	855,275
5.00%, 05/01/2042	435	452,433
5.25%, 05/01/2049	5,630	5,773,452
5.25%, 05/01/2054	6,825	6,959,948
Ohio Housing Finance Agency (Havens Edge Apartments) Series 2025 5.70%, 08/01/2043(a)	2,250	2,328,434
Port of Greater Cincinnati Development Authority (Duke Energy Convention Center Project) Series 2024 5.00%, 12/01/2053	1,275	1,303,528
5.00%, 12/01/2063	13,605	13,832,737
Port of Greater Cincinnati Development Authority (IDEA Greater Cincinnati) Series 2021 4.375%, 06/15/2056	3,480	3,454,617

86 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Port of Greater Cincinnati Development Authority (Port of Greater Cincinnati Development Authority) Series 2025-A 6.50%, 01/01/2045(a)	$2,500	$2,585,332
State of Ohio (Cleveland Clinic Health System Obligated Group) Series 2019 3.276%, 01/01/2042	1,635	1,363,778
Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021 4.00%, 01/01/2041	3,000	2,827,943
4.00%, 01/01/2043	2,000	1,827,125
4.00%, 01/01/2046	2,000	1,751,758
4.00%, 01/01/2051	8,500	7,130,865
4.00%, 01/01/2057	7,500	6,112,733
University of Toledo (University of Toledo) Series 2023-2 4.63%, 06/01/2036(a)(b)	48,190	47,550,692

		526,521,982

Oklahoma – 1.1%
Oklahoma Capitol Improvement Authority (State of Oklahoma State Lease) Series 2025 5.25%, 07/01/2055	10,610	11,391,969
Oklahoma Development Finance Authority (Oklahoma City University Obligated Group) Series 2019 5.00%, 08/01/2044	7,650	7,531,555
5.00%, 08/01/2049	12,780	12,275,745
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2038	1,000	1,014,607
5.25%, 08/15/2043	11,545	11,624,501
5.50%, 08/15/2052	8,390	8,422,761
5.50%, 08/15/2057	23,625	23,669,025
Series 2022-A 5.50%, 08/15/2037	10,000	10,538,797
5.50%, 08/15/2041	11,995	12,353,774
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority)
Series 2025-A 5.50%, 01/01/2054	14,710	16,012,450

ABFunds.com	AB Municipal Income Shares 87

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2025-B 5.00%, 01/01/2037	$1,455	$1,694,225
5.00%, 01/01/2038	5,275	6,086,116
5.00%, 01/01/2039	4,765	5,449,829
5.00%, 01/01/2040	5,000	5,616,500
5.00%, 01/01/2041	2,750	3,055,377
5.00%, 01/01/2042	3,750	4,162,068
AG Series 2025-A 4.25%, 01/01/2055	10,000	9,756,764
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2035	23,975	27,647,941
6.25%, 12/01/2040	6,500	7,289,441

		185,593,445

Oregon – 0.4%
Astoria Hospital Facilities Authority (Columbia Lutheran Charities Obligated Group) Series 2024 5.00%, 08/01/2034	13,250	14,808,721
5.00%, 08/01/2035	1,660	1,842,041
5.25%, 08/01/2037	1,960	2,165,051
5.25%, 08/01/2038	2,185	2,391,209
5.25%, 08/01/2039	1,205	1,306,025
5.25%, 08/01/2040	1,000	1,071,183
5.25%, 08/01/2041	1,725	1,827,351
5.25%, 08/01/2054	13,250	13,360,452
Clackamas County Hospital Facility Authority (Rose Villa Obligated Group) Series 2020-A 5.125%, 11/15/2040	750	753,866
5.375%, 11/15/2055	2,940	2,885,268
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2022-2 5.00%, 08/15/2045(a)(b)	4,500	4,613,267
5.00%, 08/15/2050(a)(b)	5,500	5,586,749
Multnomah County School District No. 40 (Multnomah County School District No. 40) Series 2023-A Zero Coupon, 06/15/2043	6,430	2,766,453
Oregon State Facilities Authority (Legacy Health Obligated Group) Series 2022 5.00%, 06/01/2030	1,630	1,767,831
Oregon State Facilities Authority (Samaritan Health Services Obligated Group) Series 2020 5.00%, 10/01/2040	1,750	1,794,471

88 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2022-2 5.00%, 07/01/2052	$10,000	$10,150,350
Umatilla County School District No. 6R Umatilla (Umatilla County School District No. 6R Umatilla) Series 2023-B Zero Coupon, 06/15/2043	2,350	1,031,374
Zero Coupon, 06/15/2053	10,500	2,634,813

		72,756,475

Pennsylvania – 3.4%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018-A 5.00%, 04/01/2034	10,135	10,526,558
5.00%, 04/01/2035	12,500	12,949,002
5.00%, 04/01/2036	10,900	11,256,983
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Center City Investment Revenue) Series 2018 5.00%, 05/01/2033(a)	2,000	2,059,103
5.375%, 05/01/2042(a)	2,500	2,527,574
Series 2022 5.25%, 05/01/2042(a)	14,690	14,973,241
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Development Authority) Series 2025 5.50%, 05/01/2032(a)	2,015	2,183,546
6.00%, 05/01/2042(a)	2,050	2,208,318
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 5.00%, 06/30/2039	23,002	20,832,412
7.00%, 06/30/2039	7,800	6,256,044
8.00%, 06/30/2034	3,135	3,119,488
Series 2024-A 6.00%, 06/30/2034	1,483	1,596,641
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2046	11,850	10,427,400
4.00%, 07/01/2051	8,300	7,029,327
5.00%, 07/01/2030	1,275	1,354,439

ABFunds.com	AB Municipal Income Shares 89

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 07/01/2031	$2,300	$2,469,960
5.00%, 07/01/2033	1,170	1,250,118
5.00%, 07/01/2034	1,300	1,383,059
5.00%, 07/01/2035	1,555	1,645,197
5.00%, 07/01/2036	1,225	1,288,539
5.00%, 07/01/2038	1,000	1,040,357
5.00%, 07/01/2040	1,500	1,540,207
5.00%, 07/01/2041	3,630	3,702,576
5.00%, 07/01/2054	14,300	13,952,451
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2043	1,350	1,279,366
6.00%, 10/01/2048	9,000	8,484,925
Chester County Industrial Development Authority (Collegium Charter School) Series 2017-A 5.125%, 10/15/2037	1,500	1,468,143
5.25%, 10/15/2047	2,700	2,433,573
City of Philadelphia PA (City of Philadelphia PA) Series 2025-A 5.25%, 08/01/2043	5,000	5,541,608
5.25%, 08/01/2044	7,250	7,978,210
5.25%, 08/01/2045	5,555	6,073,219
City of Philadelphia PA Water & Wastewater Revenue (City of Philadelphia PA Water & Wastewater Revenue) Series 2021-B 2.926%, 07/01/2045	5,000	3,769,643
County of Lehigh PA (Thomas Jefferson University Obligated Group) Series 2016-A 4.00%, 07/01/2035	10,000	9,965,236
Series 2019 5.00%, 07/01/2044	6,885	7,035,924
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046	1,175	1,178,874
6.00%, 06/01/2051	2,200	2,204,275
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) Series 2019 5.00%, 01/01/2045	1,815	1,699,105
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2032	1,750	1,765,358

90 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040	$2,000	$1,872,536
5.00%, 03/01/2050	500	413,703
Series 2022 5.00%, 03/01/2029	2,170	2,163,539
Lancaster Municipal Authority (Garden Spot Village Obligated Group) Series 2024 5.00%, 05/01/2049	1,000	999,227
5.00%, 05/01/2054	800	783,637
Montgomery County Higher Education & Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2047	5,500	5,328,704
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2035	3,600	3,766,896
Series 2019 5.00%, 09/01/2051	2,300	2,335,115
Series 2022 4.00%, 05/01/2052	5,900	5,205,325
Montgomery County Industrial Development Authority/PA (Whitemarsh Continuing Care Retirement Community) Series 2015 5.25%, 01/01/2040	4,745	4,745,011
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University) Series 2016-A 5.00%, 03/01/2037	2,675	2,675,692
Series 2016-B 5.25%, 03/01/2031	1,640	1,651,959
5.25%, 03/01/2037	1,170	1,173,596
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.75%, 06/30/2048	11,000	11,468,624
6.00%, 06/30/2061	24,600	26,014,815
AG Series 2022 5.75%, 12/31/2062	12,850	13,619,666

ABFunds.com	AB Municipal Income Shares 91

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029	$20,160	$20,167,437
Pennsylvania Economic Development Financing Authority (Noble Environmental, Inc.) Series 2025 6.875%, 09/01/2047(a)	5,750	5,982,496
Pennsylvania Economic Development Financing Authority (Pennsylvania Economic Development Finance Authority Sewage) Series 2020 4.00%, 01/01/2027	1,530	1,540,260
4.00%, 01/01/2029	450	458,101
4.00%, 01/01/2030	1,575	1,613,728
4.00%, 01/01/2032	800	826,770
Pennsylvania Economic Development Financing Authority (Reworld Holding Corp.) Series 2019 3.25%, 08/01/2039(a)	2,110	1,701,511
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2025-B 5.00%, 03/15/2050	8,000	8,263,665
Pennsylvania Higher Educational Facilities Authority (Drexel University) Series 2016 5.00%, 05/01/2032	1,000	1,005,722
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University Obligated Group) Series 2024 4.00%, 11/01/2042	2,000	1,914,684
4.375%, 11/01/2054	4,750	4,363,426
5.25%, 11/01/2044	1,500	1,608,132
5.50%, 11/01/2054	1,700	1,807,299
AG Series 2024 4.375%, 11/01/2054	4,000	3,721,213
5.25%, 11/01/2048	3,050	3,244,314
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group) Series 2025 5.00%, 08/15/2055	27,330	28,323,918
Series 2025-2 5.50%, 08/15/2055(a)(b)	16,000	17,392,829

92 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission) Series 2018-A 5.00%, 12/01/2043	$10,000	$10,311,959
Series 2024-C 5.25%, 12/01/2054	11,250	12,099,606
Pennsylvania Turnpike Commission (Prerefunded - US Treasuries) Series 2016 5.00%, 06/01/2037	4,000	4,006,531
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue (Pennsylvania Turnpike Commission Oil Franchise Tax Revenue) Series 2022-2 5.00%, 12/01/2046(a)(b)	26,610	27,852,195
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2050	5,000	4,776,258
5.00%, 08/01/2054	3,560	3,379,509
Philadelphia Authority for Industrial Development (Philadelphia Electrical & Technology Charter High School) Series 2021 4.00%, 06/01/2056	2,550	1,921,093
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2040(a)	3,285	3,249,947
5.00%, 06/15/2050(a)	4,585	4,223,815
Philadelphia Authority for Industrial Development (St. Joseph’s University) Series 2022
5.50%, 11/01/2060	10,000	10,462,097
Philadelphia Gas Works Co. (Philadelphia Gas Works) Series 2017 5.00%, 08/01/2042	5,000	5,080,418
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AG Series 2023-2 4.53%, 09/01/2040(a)(b)	46,555	46,104,483
School District of Philadelphia (The) (School District of Philadelphia/The) Series 2016-F 5.00%, 09/01/2033	3,000	3,032,672

ABFunds.com	AB Municipal Income Shares 93

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 09/01/2036	$1,000	$1,008,201
Series 2018-A 5.00%, 09/01/2034	1,000	1,046,743
5.00%, 09/01/2036	1,000	1,044,559
5.00%, 09/01/2037	1,000	1,042,552
5.00%, 09/01/2038	1,000	1,039,338
Series 2018-B 5.00%, 09/01/2043	3,000	3,069,361
Series 2019-A 5.00%, 09/01/2044	17,900	18,289,196
Scranton-Lackawanna Health & Welfare Authority (Community Development Properties Scranton) Series 2025 6.25%, 08/01/2053(a)	11,630	11,813,600
7.75%, 08/01/2060(a)	2,290	2,417,365
State Public School Building Authority (Harrisburg School District) AG Series 2016 5.00%, 12/01/2030	7,160	7,297,704
Union County Hospital Authority (WellSpan Evangelical Community Hospital Obligated Group) Series 2018 5.00%, 08/01/2038	2,685	2,761,145
5.00%, 08/01/2043	5,750	5,824,948

		579,758,844

Puerto Rico – 2.4%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A Zero Coupon, 07/01/2033	6,410	4,623,826
4.00%, 07/01/2033	12,000	11,863,039
4.00%, 07/01/2035	4,200	4,125,402
4.00%, 07/01/2037	1,631	1,560,285
4.00%, 07/01/2041	2,217	2,034,503
5.625%, 07/01/2029	2,542	2,714,681
5.75%, 07/01/2031	3,784	4,195,579
Series 2022-A Zero Coupon, 11/01/2051	12,233	7,247,814
0.00%, 11/01/2051	41,000	12,050,000
5.069%, 11/01/2051	40,540	27,364,418
Series 2022-C Zero Coupon, 11/01/2043	84,608	54,043,206
GDB Debt Recovery Authority of Puerto Rico (GDB Debt Recovery Authority of Puerto Rico) Series 2018 7.50%, 08/20/2040	4,392	4,275,427

94 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(a)	$5,500	$5,727,924
5.00%, 07/01/2035(a)	9,455	9,781,137
Series 2021-A 4.00%, 07/01/2042(a)	2,500	2,280,562
Series 2021-B 4.00%, 07/01/2042(a)	4,000	3,648,900
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) Series 2007-T 5.00%, 07/01/2032(d)(e)	7,315	4,827,900
5.00%, 07/01/2037(d)(e)	15,260	10,071,600
Series 2008-W 5.25%, 07/01/2033(d)(e)	1,000	660,000
5.50%, 07/01/2038(d)(e)	10,490	6,923,400
Series 2010-A 5.25%, 07/01/2029(d)(e)	2,950	1,947,000
5.25%, 07/01/2030(d)(e)	1,040	686,400
Series 2010-C 5.00%, 07/01/2024(d)(l)	1,735	1,145,100
5.25%, 07/01/2027(d)(e)	3,360	2,217,600
5.25%, 07/01/2028(d)(e)	500	330,000
Series 2010-X 5.25%, 07/01/2040(d)(e)	20,585	13,586,100
5.75%, 07/01/2036(d)(e)	7,375	4,867,500
Series 2010DDD 5.00%, 07/01/2021(d)(l)	1,050	693,000
5.00%, 07/01/2022(d)(l)	950	627,000
Series 2010ZZ 5.25%, 07/01/2018(d)(l)	3,500	2,310,000
5.25%, 07/01/2024(d)(l)	2,565	1,692,900
5.25%, 07/01/2025(d)(l)	620	409,200
Series 2012-A 5.00%, 07/01/2029(d)(e)	2,510	1,656,600
5.00%, 07/01/2042(d)(e)	2,125	1,402,500
5.05%, 07/01/2042(d)(e)	2,585	1,706,100
Series 2013-A 7.00%, 07/01/2033(d)(e)	1,700	1,122,000
7.00%, 07/01/2040(d)(e)	750	495,000
AG Series 2007-V 5.25%, 07/01/2031	25,380	25,854,365
NATL Series 2007-V 5.25%, 07/01/2029	5,965	6,010,509
5.25%, 07/01/2033	9,250	9,379,804

ABFunds.com	AB Municipal Income Shares 95

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	$1,972	$1,959,411
6.625%, 01/01/2028	15,042	14,926,327
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.50%, 01/01/2042	3,250	3,682,851
6.75%, 01/01/2045	3,500	3,953,884
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2027	384	363,216
Zero Coupon, 07/01/2046	123,224	42,885,957
Zero Coupon, 07/01/2051	58,864	14,541,121
Series 2019-A 4.329%, 07/01/2040	15,975	15,487,678
4.55%, 07/01/2040	1,198	1,188,169
4.75%, 07/01/2053	2,000	1,891,004
5.00%, 07/01/2058	52,251	50,748,298

		409,786,197

Rhode Island – 0.0%
Rhode Island Health & Educational Building Corp. (City of Woonsocket RI Lease) AG Series 2017-A 5.00%, 05/15/2029	1,000	1,033,230

South Carolina – 2.5%
Charleston County Airport District (Charleston County Airport District) Series 2024-A 5.25%, 07/01/2044	1,000	1,058,031
5.25%, 07/01/2054	4,000	4,159,723
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 5.26%, 11/01/2032	620	620,704
5.41%, 11/01/2039	12,570	12,214,387
6.28%, 11/01/2039	525	510,913
Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(a)	16,500	15,020,346

96 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Last Step Recycling LLC (Last Step Recycling LLC) 9.50%, 12/15/2028(f)(j)(k)(m)	$6,622	$6,621,718
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group) Series 2023-2 5.25%, 10/01/2054(a)(b)	30,000	32,726,661
South Carolina Jobs-Economic Development Authority (Beaufort Memorial Hospital Obligated Group) Series 2024 5.00%, 11/15/2035	1,225	1,296,667
5.25%, 11/15/2039	1,000	1,069,938
5.50%, 11/15/2044	1,000	1,021,032
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health) Series 2020 5.00%, 12/01/2046	10,595	10,830,340
Series 2025 5.25%, 11/01/2043	6,500	7,096,643
5.25%, 11/01/2044	3,600	3,897,964
South Carolina Jobs-Economic Development Authority (Connexion Communities Obligated Group) Series 2025 6.75%, 10/15/2060(a)	31,110	31,215,118
South Carolina Jobs-Economic Development Authority (FAH Pelham LLC) Series 2023 10.00%, 08/01/2039(a)	580	549,321
Series 2023-A 6.50%, 02/01/2056(a)	16,895	17,298,001
Series 2023-B 7.50%, 08/01/2047(a)	7,000	6,989,790
South Carolina Jobs-Economic Development Authority (International Paper Co.) Series 2023 4.00%, 04/01/2033	6,000	6,025,116
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031(d)(e)(f)	2,470	271,700
6.25%, 06/01/2040(d)(e)(f)	6,100	671,000
6.50%, 06/01/2051(d)(e)(f)	9,070	997,700

ABFunds.com	AB Municipal Income Shares 97

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 5.00%, 11/01/2038	$6,590	$7,301,737
5.25%, 11/01/2041	4,000	4,400,622
5.25%, 11/01/2044	3,000	3,208,264
5.50%, 11/01/2048	9,355	10,018,801
5.50%, 11/01/2050	3,965	4,226,485
5.50%, 11/01/2054	48,175	51,282,856
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments) Series 2022 0.00%, 06/01/2052(g)	15,800	11,756,616
South Carolina Jobs-Economic Development Authority (Rolling Green Village) Series 2025 4.00%, 12/01/2030(h)	2,510	2,510,373
4.25%, 12/01/2031(h)	8,000	8,000,538
4.60%, 12/01/2032(h)	6,480	6,479,983
5.00%, 12/01/2035(h)	1,750	1,801,497
5.00%, 12/01/2040(h)	1,370	1,356,952
5.50%, 12/01/2045(h)	1,270	1,262,380
5.75%, 12/01/2060(h)	1,045	1,015,513
5.80%, 12/01/2050(h)	1,220	1,220,516
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2015-A 5.00%, 12/01/2050	14,525	14,527,259
Series 2016-A 5.00%, 12/01/2034	3,815	3,856,955
5.00%, 12/01/2036	1,000	1,009,634
Series 2016-B 5.00%, 12/01/2037	2,000	2,032,215
5.00%, 12/01/2041	10,500	10,600,960
Series 2021-A 4.00%, 12/01/2035	1,000	1,025,916
Series 2022 4.00%, 12/01/2038	550	553,191
4.00%, 12/01/2049	5,166	4,716,389
5.00%, 12/01/2036	447	488,875
5.00%, 12/01/2038	1,742	1,871,130
Series 2022-A 4.00%, 12/01/2052	14,000	12,574,576
5.00%, 12/01/2055	10,000	10,198,475

98 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2024-A 5.00%, 12/01/2039	$1,310	$1,438,689
5.00%, 12/01/2040	2,000	2,179,412
5.00%, 12/01/2041	3,000	3,236,852
5.00%, 12/01/2042	3,135	3,344,805
Series 2024-B 5.00%, 12/01/2043	2,965	3,135,256
Series 2025-A 5.00%, 12/01/2045	3,250	3,405,741
5.00%, 12/01/2055	24,625	25,369,276
5.25%, 12/01/2050	8,375	8,855,588
Series 2025-B 5.00%, 12/01/2044	3,695	3,888,134
5.00%, 12/01/2045	2,375	2,488,810
5.00%, 12/01/2047	5,000	5,184,491
5.00%, 12/01/2048	2,250	2,328,463
AG Series 2024-B 5.00%, 12/01/2054	12,000	12,510,131

		418,827,169

South Dakota – 0.2%
County of Lincoln SD (Augustana College Association/SD) Series 2021
4.00%, 08/01/2051	7,970	6,458,804
4.00%, 08/01/2056	2,415	1,908,393
4.00%, 08/01/2061	6,350	4,901,908
South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group) Series 2017 5.00%, 09/01/2033	3,260	3,343,407
5.00%, 09/01/2040	15,035	15,257,343
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039	5,360	5,511,739

		37,381,594

Tennessee – 1.7%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	9,080	8,718,346
5.125%, 12/01/2042(a)	31,490	29,758,292
Series 2016-B Zero Coupon, 12/01/2031(a)	3,800	2,723,576

ABFunds.com	AB Municipal Income Shares 99

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 8.75%, 11/01/2032(f)	$2,000	$2,005,761
9.25%, 11/01/2042(f)	5,450	5,413,483
9.50%, 11/01/2052(f)	15,765	15,252,251
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trevecca Nazarene University) Series 2021 4.00%, 10/01/2051	2,000	1,600,654
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2040	2,435	2,451,069
Series 2017-A 5.00%, 07/01/2048	2,335	2,350,127
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(d)(e)(f)(j)(k)	4,001	47,409
Metropolitan Government of Nashville & Davidson County Industrial Development Board (Nashville & Davidson County TN South Nashville Central Business Improvement Dist) Series 2021 Zero Coupon, 06/01/2043(a)	6,940	2,957,334
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2022-B
5.25%, 07/01/2047	12,500	12,983,814
5.50%, 07/01/2052	13,000	13,631,137
Shelby County Health & Educational Facilities Board (Madrone Memphis Student Housing I) Series 2024 5.25%, 06/01/2056(a)	5,000	4,755,554
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	27,000	29,277,963
Tennergy Corp./TN (Royal Bank of Canada) Series 2024 5.00%, 10/01/2054	41,975	44,785,508
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2021 5.00%, 05/01/2052	27,820	30,008,758

100 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Tennessee Energy Acquisition Corp. (Pacific Life Insurance) Series 2025-A 5.00%, 12/01/2035	$61,585	$67,027,500
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	9,875	7,832,807

		283,581,343

Texas – 6.5%
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools) Series 2024 4.25%, 06/15/2039(a)	1,095	1,044,968
4.50%, 06/15/2044(a)	830	757,704
4.75%, 06/15/2049(a)	1,830	1,664,904
4.875%, 06/15/2059(a)	1,000	898,231
5.00%, 06/15/2064(a)	1,700	1,528,118
Series 2025 5.75%, 06/15/2055(a)	5,800	5,866,551
5.875%, 06/15/2065(a)	6,550	6,637,428
Arlington Higher Education Finance Corp. (Cypress Christian School) Series 2024-2 6.00%, 06/01/2053(a)	5,080	5,101,185
6.25%, 06/01/2063(a)	9,155	9,234,107
Arlington Higher Education Finance Corp. (Magellan School/The) Series 2022 6.25%, 06/01/2052(a)	6,015	6,075,916
6.375%, 06/01/2062(a)	9,785	9,889,508
Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue)
Series 2021 4.00%, 10/01/2045	8,545	7,810,468
4.00%, 10/01/2050	3,815	3,341,865
Beaumont Housing Authority (Beaumont Housing Authority) Series 2025 6.50%, 07/01/2055(a)	17,640	17,517,400
Board of Managers Joint Guadalupe County-City of Seguin Hospital (Board of Managers Joint Guadalupe County-City of Seguin Hospital) Series 2015 5.00%, 12/01/2040	8,380	8,355,223
5.00%, 12/01/2045	9,660	9,145,703

ABFunds.com	AB Municipal Income Shares 101

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Brazoria County Industrial Development Corp. (Brazoria County Industrial Development) 10.00%, 06/01/2042(d)(e)(f)(j)(k)	$9,374	$937
12.00%, 06/01/2043(d)(e)(f)(j)(k)	2,343	234
Central Texas Regional Mobility Authority (Central Texas Regional Mobility Authority) Series 2020-A 5.00%, 01/01/2044	2,230	2,290,806
5.00%, 01/01/2049	3,940	4,018,176
Series 2021-B 5.00%, 01/01/2046	4,600	4,729,214
Central Texas Turnpike System (Central Texas Turnpike System) Series 2024-A 5.00%, 08/15/2038	8,100	9,000,001
Series 2024-C 5.00%, 08/15/2041	3,500	3,781,736
5.00%, 08/15/2042	1,850	1,984,270
City of Dallas Housing Finance Corp. (DHFC The Briscoe Apartments) Series 2022 Zero Coupon, 12/01/2062(a)	183,265	11,777,232
6.00%, 12/01/2062	20,940	19,407,399
City of Dallas Housing Finance Corp. (DHFC The Dylan Apartments) Series 2022 6.00%, 12/01/2062(a)	10,025	9,136,418
6.25%, 12/01/2054(a)	4,070	3,545,362
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2030	1,965	1,967,851
City of Houston TX (City of Houston TX) Series 2021-B 2.047%, 03/01/2033	2,495	2,149,362
2.147%, 03/01/2034	7,405	6,269,072
City of Houston TX Airport System Revenue (City of Houston TX Airport System Revenue) Series 2025-A 5.25%, 07/01/2036	1,250	1,420,594
5.25%, 07/01/2037	4,000	4,512,776
5.25%, 07/01/2039	5,350	5,933,999
5.25%, 07/01/2040	4,000	4,384,485
AG Series 2023 5.25%, 07/01/2042	5,000	5,338,364
5.25%, 07/01/2043	5,000	5,297,275
5.25%, 07/01/2048	5,000	5,229,176

102 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	$13,920	$13,920,085
Series 2015-B 5.00%, 07/15/2030	1,960	1,960,012
5.00%, 07/15/2035	1,000	1,000,006
Series 2018 5.00%, 07/15/2028	22,875	23,535,415
Series 2020 5.00%, 07/01/2027	1,750	1,784,141
5.00%, 07/15/2027	2,500	2,549,996
Series 2024-B 5.25%, 07/15/2033	1,350	1,462,355
5.25%, 07/15/2034	1,000	1,083,810
5.50%, 07/15/2036	17,505	19,242,279
5.50%, 07/15/2037	49,350	53,912,250
5.50%, 07/15/2038	16,940	18,392,271
5.50%, 07/15/2039	14,980	16,147,051
City of San Antonio TX Electric & Gas Systems Revenue (City of San Antonio TX Electric & Gas Systems Revenue) Series 2024-E 5.25%, 02/01/2049	10,000	10,762,579
Clifton Higher Education Finance Corp. (Valor Texas Education Foundation) Series 2023-A 5.50%, 06/15/2033(a)	975	996,385
6.00%, 06/15/2043(a)	3,365	3,317,317
6.00%, 06/15/2048(a)	5,125	4,859,788
6.25%, 06/15/2053(a)	5,800	5,577,031
Conroe Local Government Corp. (Conroe Local Govt Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2050	1,525	1,349,199
County of Denton TX (County of Denton TX) Series 2024 4.00%, 07/15/2044	1,000	987,877
County of Harris TX Toll Road Revenue (County of Harris TX Toll Road Revenue) Series 2021 4.00%, 08/15/2050	23,100	21,846,402
Series 2024-A 4.00%, 08/15/2054	5,500	5,061,081

ABFunds.com	AB Municipal Income Shares 103

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Dallas County Flood Control District No. 1 (Dallas County Flood Control District No. 1) Series 2015 5.00%, 04/01/2028(a)	$1,255	$1,254,966
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2022-A 4.507%, 11/01/2051	2,000	1,778,996
Series 2025-A 5.00%, 11/01/2033	8,825	9,928,424
5.00%, 11/01/2035	3,560	3,998,360
5.00%, 11/01/2036	8,780	9,777,481
5.25%, 11/01/2037	13,800	15,626,910
5.25%, 11/01/2038	12,400	13,933,775
5.25%, 11/01/2039	3,520	3,922,188
Grand Parkway Transportation Corp. (Grand Parkway Transportation) Series 2018-A 5.00%, 10/01/2043	10,000	10,266,166
Series 2020 4.00%, 10/01/2045	14,600	13,775,204
Harris County Industrial Development Corp. (Energy Transfer LP) Series 2023 4.05%, 11/01/2050	24,195	25,040,869
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-A Zero Coupon, 12/01/2042	2,000	884,551
Zero Coupon, 12/01/2051	11,540	2,845,431
Zero Coupon, 12/01/2054	3,340	695,134
Zero Coupon, 12/01/2056	17,105	3,186,078
Series 2022-B Zero Coupon, 12/01/2042	1,395	592,785
Zero Coupon, 12/01/2043	2,000	791,093
Zero Coupon, 12/01/2044	5,640	2,081,833
Zero Coupon, 12/01/2046	1,665	541,425
Zero Coupon, 12/01/2055	2,895	544,757
Zero Coupon, 12/01/2056	5,000	890,031
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2044	8,505	8,522,350
Lamar Consolidated Independent School District (Lamar Consolidated Independent School District) Series 2023-A 5.00%, 02/15/2058	10,185	10,544,527

104 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	$23,905	$23,987,444
New Hope Cultural Education Facilities Finance Corp. (Army Retirement Residence Obligated Group) Series 2022 5.75%, 07/15/2052	4,490	4,447,485
6.00%, 07/15/2057	10,300	10,369,086
New Hope Cultural Education Facilities Finance Corp. (Bella Vida Forefront Living Obligated Group) Series 2025 4.25%, 10/01/2030	3,000	3,009,390
New Hope Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes Obligated Group) Series 2025 5.375%, 01/01/2060(h)	2,500	2,436,089
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) Series 2023 0.00%, 12/31/2030(d)(e)	1,388	927,790
7.25%, 12/31/2030(d)(e)	7,820	7,686,138
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community Obligated Group) Series 2021 2.00%, 11/16/2061(d)(e)(g)	214	56,302
7.50%, 11/15/2036(d)(e)	50	41,482
7.50%, 11/15/2037(d)(e)	10	7,963
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(f)	20,030	20,026,222
New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park Obligated Group) Series 2018-A 5.50%, 07/01/2054	10,200	8,514,616
Series 2025 5.25%, 07/01/2032	2,150	2,172,318
6.75%, 07/01/2044	5,795	5,930,991
7.125%, 07/01/2056	2,890	2,944,661

ABFunds.com	AB Municipal Income Shares 105

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2040	$790	$758,700
5.00%, 01/01/2055	3,010	2,534,574
Series 2022 4.00%, 01/01/2047	4,575	3,469,025
4.25%, 01/01/2057	1,380	996,981
5.00%, 01/01/2057	2,950	2,449,153
New Hope Cultural Education Facilities Finance Corp. (New Hope Cultural Education Facilities Finance) Series 2025-A 6.50%, 10/01/2060	1,125	1,161,213
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057	500	505,775
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 6.25%, 07/01/2045(a)	9,645	9,217,172
6.50%, 07/01/2056(a)	19,490	18,375,807
Newark Higher Education Finance Corp. (Abilene Christian University) Series 2022 4.00%, 04/01/2057	10,000	8,422,064
North East Texas Regional Mobility Authority (Prerefunded - US Treasuries) Series 2016 5.00%, 01/01/2046	4,940	4,955,678
North Texas Municipal Water District (North Texas Municipal Water District Buffalo Creek Wastewater Interceptor System) Series 2025 5.25%, 06/01/2055	11,950	12,523,777
North Texas Tollway Authority (North Texas Tollway System) Series 2017-B 5.00%, 01/01/2033	1,400	1,434,119
5.00%, 01/01/2043	6,000	6,058,166
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 5.00%, 01/01/2039(a)	28,120	27,691,865

106 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.125%, 01/01/2044(a)	$4,175	$4,095,346
5.25%, 01/01/2054(a)	2,900	2,785,479
10.00%, 07/01/2026(a)	4,000	4,014,467
Port of Beaumont Navigation District (Jefferson Railport Terminal II) Series 2020 4.00%, 01/01/2050(a)	2,900	2,233,034
Series 2021 2.125%, 01/01/2028(a)	540	516,715
2.25%, 01/01/2029(a)	800	751,681
2.50%, 01/01/2030(a)	905	843,913
2.625%, 01/01/2031(a)	500	461,427
Rockwall Independent School District (Rockwall Independent School District) Series 2024 5.00%, 02/15/2054	10,000	10,440,429
San Antonio Water System (San Antonio Water System) Series 2022-B 5.25%, 05/15/2052	10,000	10,534,617
Tarrant County Cultural Education Facilities Finance Corp. (Cumberland Rest Obligated Group) Series 2024 5.00%, 10/01/2044	1,175	1,187,143
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles) 5.00%, 11/15/2030(d)(e)(j)(k)	3,273	– 0	–
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2024-A 5.75%, 12/01/2054	4,679	4,031,809
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance) 5.00%, 11/15/2045(d)(e)(j)(k)	2,896	– 0	–
5.25%, 11/15/2047(d)(e)(j)(k)	894	– 0	–
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources Obligated Group) Series 2025-A 5.00%, 11/15/2039	2,000	2,227,069
5.00%, 11/15/2055	12,000	12,475,320
5.50%, 11/15/2052	9,795	10,690,337

ABFunds.com	AB Municipal Income Shares 107

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Texas Municipal Gas Acquisition & Supply Corp. III (Macquarie Group Ltd.) Series 2021 5.00%, 12/15/2029	$	4,710	$4,993,902
5.00%, 12/15/2031		4,775	5,167,007
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054		1,660	1,779,535
Series 2023-B 5.50%, 01/01/2054		46,605	52,850,932
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055		60,170	66,227,007
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2019 4.00%, 12/31/2037		4,000	4,001,394
5.00%, 12/31/2031		5,000	5,365,367
Series 2023 5.50%, 12/31/2058		45,420	47,247,696
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3) Series 2019 5.00%, 06/30/2058		40,345	40,137,114
Texas Transportation Commission State Highway 249 System (Texas Transportation Commission State Highway 249 System) Series 2019 5.00%, 08/01/2057		56,130	56,956,570
Uptown Development Authority (City of Houston TX Reinvestment Zone No. 16) Series 2017-A 5.00%, 09/01/2035		1,015	1,022,186

			1,104,364,224

Utah – 1.4%
Black Desert Public Infrastructure District (Black Desert Public Infrastructure District Black Desert Assessment Area No. 1) Series 2024 5.625%, 12/01/2053(a)		10,200	10,303,360
City of Salt Lake City UT Airport Revenue (City of Salt Lake City UT Airport Revenue) Series 2025-A 5.00%, 07/01/2035		1,695	1,912,359

108 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 07/01/2036	$2,155	$2,426,046
5.00%, 07/01/2037	3,320	3,704,347
5.00%, 07/01/2038	4,400	4,868,158
5.00%, 07/01/2039	9,000	9,871,055
5.00%, 07/01/2040	3,750	4,064,185
5.25%, 07/01/2041	7,900	8,629,066
5.25%, 07/01/2042	5,890	6,368,572
5.25%, 07/01/2043	6,525	6,989,710
5.50%, 07/01/2050	10,000	10,700,647
Downtown Revitalization Public Infrastructure District (City of Salt Lake City UT Revitalization Sales Tax Revenue) AG Series 2025 5.50%, 06/01/2055	23,000	24,775,439
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(a)	12,300	12,060,406
Grapevine Wash Local District (Grapevine Wash Local District Residential Facilities Fee Revenue) Series 2024-A 6.00%, 03/01/2055(a)	16,200	15,241,673
Intermountain Power Agency (Intermountain Power Agency) Series 2023 5.00%, 07/01/2035	4,485	4,986,650
MIDA Mountain Veterans Program Public Infrastructure District (MIDA Mountain Veterans Program Public Infrastructure District) Series 2024 5.00%, 06/01/2044(a)	1,000	1,003,004
5.20%, 06/01/2054(a)	4,435	4,367,534
Mida Mountain Village Public Infrastructure District (Military Installation Development Auth Military Recreation Fac Project Area) Series 2024-1 5.125%, 06/15/2054(a)	4,000	3,976,534
Series 2024-2 6.00%, 06/15/2054(a)	4,000	4,117,141
Military Installation Development Authority (Military Installation Development Auth Military Recreation Fac Project Area) Series 2021-A 4.00%, 06/01/2052	5,000	4,135,448

ABFunds.com	AB Municipal Income Shares 109

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Point Phase 1 Public Infrastructure District No. 1 (Point Phase 1 Public Infrastructure District No. 1) Series 2025 8.50%, 03/15/2055	$11,402	$11,548,930
Series 2025-A 0.00%, 03/01/2055(g)	1,000	800,148
5.125%, 03/01/2035	3,000	3,133,918
5.875%, 03/01/2045	3,345	3,454,081
6.125%, 03/01/2055	12,330	12,853,328
Utah Housing Corp. (255 State 4 LLC) Series 2020 4.58%, 01/01/2040(a)(g)	14,021	12,152,577
Utah Infrastructure Agency (Utah Infrastructure Agency) Series 2022 5.00%, 10/15/2032	1,000	1,075,456
5.00%, 10/15/2037	1,410	1,472,757
5.00%, 10/15/2046	3,570	3,532,333
Series 2023 5.625%, 10/15/2038	1,000	1,091,631
6.00%, 10/15/2047	2,765	3,003,290
Series 2024 5.00%, 10/15/2028	490	510,461
5.00%, 10/15/2029	515	542,873
5.00%, 10/15/2030	540	576,051
5.00%, 10/15/2031	570	614,509
5.00%, 10/15/2032	595	646,556
5.00%, 10/15/2033	625	680,357
5.00%, 10/15/2034	660	719,801
5.25%, 10/15/2036	535	585,607
5.25%, 10/15/2039	500	532,301
5.50%, 10/15/2044	1,050	1,089,622
5.50%, 10/15/2048	1,280	1,312,265
Series 2025 5.25%, 10/15/2037	5,870	6,349,344
5.25%, 10/15/2040	1,335	1,408,987
5.25%, 10/15/2049	1,780	1,789,954
Wakara Ridge Public Infrastructure District (Wakara Ridge Public Infrastructure District Wakara Ridge Assessment Area) Series 2025 5.625%, 12/01/2054(a)	2,000	2,046,479
Wohali Public Infrastructure District No. 1 (Wohali Public Infrastructure District No. 1 Assessment Area No. 1) Series 2023 7.00%, 12/01/2042(a)	6,443	5,270,150

110 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Wolf Creek Infrastructure Financing District No. 1 (Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1) Series 2025 5.75%, 12/01/2044	$	8,900	$9,099,399

			232,394,499

Vermont – 0.1%
Vermont Economic Development Authority (Casella Waste Systems) Series 2018 4.625%, 04/01/2036(a)		1,100	1,116,431
Series 2022 5.00%, 06/01/2052(a)		3,750	3,798,416
Vermont Educational & Health Buildings Financing Agency (St. Michael’s College) Series 2023 5.25%, 10/01/2052(a)		3,000	2,503,934
5.50%, 10/01/2043(a)		2,500	2,291,191

			9,709,972

Virginia – 1.6%
Atlantic Park Community Development Authority (Atlantic Park Community Development Authority District) Series 2023 6.25%, 08/01/2045(a)		19,060	18,170,782
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.15%, 03/01/2035(a)		1,000	1,001,318
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2022 4.00%, 05/15/2042		10,065	10,031,271
Henrico County Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.00%, 11/01/2048		11,900	12,389,120
Henrico County Economic Development Authority (Westminster-Canterbury Obligated Group) Series 2022 5.00%, 10/01/2052		4,500	4,524,325
James City County Economic Development Authority (Williamsburg Landing Obligated Group) Series 2024-A 6.875%, 12/01/2058		2,100	2,272,933

ABFunds.com	AB Municipal Income Shares 111

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Tobacco Settlement Financing Corp./VA (Tobacco Settlement Financing Corp./VA) Series 2007-B1 5.00%, 06/01/2047	$7,490	$6,276,657
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	16,440	14,771,850
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 5.375%, 09/01/2029	3,000	3,023,017
7.00%, 09/01/2053	3,665	4,032,099
7.00%, 09/01/2059	7,050	7,720,708
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(a)	1,500	1,138,830
5.25%, 07/01/2035(a)	1,200	1,045,796
Series 2015-A 5.00%, 07/01/2035(a)	1,500	1,281,364
5.00%, 07/01/2045(a)	1,610	1,222,344
Virginia College Building Authority (Regent University Obligated Group) Series 2021 4.00%, 06/01/2036	1,700	1,680,986
Series 2025 6.00%, 06/01/2050	1,245	1,329,307
6.00%, 06/01/2055	4,075	4,331,999
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 01/01/2040	3,000	2,877,495
4.00%, 07/01/2040	1,325	1,269,527
4.00%, 01/01/2048	3,435	3,038,655
5.00%, 07/01/2038	4,250	4,450,820
Virginia Small Business Financing Authority (Bon Secours Mercy Health) Series 2022 5.00%, 10/01/2040	10,000	10,767,955
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo) Series 2022 4.00%, 01/01/2030	3,070	3,125,282
4.00%, 01/01/2033	7,500	7,658,262
4.00%, 07/01/2034	5,250	5,324,758
4.00%, 01/01/2035	2,550	2,576,287
4.00%, 07/01/2035	5,750	5,790,110

112 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (I-66 Express Mobility Partners) Series 2017 5.00%, 12/31/2056	$	57,210	$55,692,098
Virginia Small Business Financing Authority (LifeSpire of Virginia Obligated Group) Series 2024 4.50%, 12/01/2044		3,750	3,606,129
5.00%, 12/01/2034		5,000	5,436,880
5.00%, 12/01/2039		3,000	3,183,407
Virginia Small Business Financing Authority (National Senior Communities Obligated Group) Series 2020 4.00%, 01/01/2051		18,500	15,995,372
Virginia Small Business Financing Authority (P3 VB Holdings LLC) Series 2023 8.50%, 12/01/2052(a)		13,290	12,791,095
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake)
Series 2022 8.50%, 06/01/2042(d)(e)(f)		24,285	19,428,000
8.552% (SOFR + 5.50%), 06/01/2029(c)(d)(e)(f)		20,870	16,696,000

			275,952,838

Washington – 1.9%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax) Series 2016-S 5.00%, 11/01/2046		10,170	11,656,811
Grays Harbor County Public Hospital District No. 1 (Grays Harbor County Public Hospital District No. 1) Series 2023 6.875%, 12/01/2049		3,000	3,344,756
6.875%, 12/01/2053		1,155	1,279,316
King County Public Hospital District No. 4 (King County Public Hospital District No. 4) Series 2015-A 5.00%, 12/01/2030		2,235	2,236,378
Series 2025 6.625%, 12/01/2045		4,000	4,027,671
7.00%, 12/01/2060		29,545	30,155,627
Pend Oreille County Public Utility District No. 1 Box Canyon (Pend Oreille County Public Utility District No. 1 Box Canyon) Series 2018 5.00%, 01/01/2048		9,000	9,090,366

ABFunds.com	AB Municipal Income Shares 113

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Port of Seattle WA (Port of Seattle WA) Series 2019 5.00%, 04/01/2044	$15,295	$15,587,405
Series 2022 5.50%, 08/01/2047	4,275	4,524,248
Series 2025-2 5.00%, 08/01/2046(a)(b)	12,550	12,828,607
5.25%, 07/01/2049(a)(b)	17,485	18,414,763
Vancouver Housing Authority (Vancouver Housing Authority) Series 2025 4.25%, 02/01/2038	18,260	18,774,735
Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group) Series 2017 5.00%, 08/15/2033	6,710	6,886,946
5.00%, 08/15/2035	5,750	5,877,042
5.00%, 08/15/2037	3,565	3,625,740
Series 2019-A 5.00%, 08/01/2037	2,000	2,092,698
5.00%, 08/01/2039	2,690	2,798,035
Series 2025 5.00%, 09/01/2044	1,850	1,936,400
5.50%, 09/01/2055	5,000	5,310,056
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2025 4.00%, 03/01/2041	1,125	1,122,681
4.00%, 03/01/2042	1,445	1,420,657
4.25%, 03/01/2043	2,015	2,013,586
4.25%, 03/01/2045	4,200	4,064,744
5.00%, 03/01/2039	1,475	1,609,729
5.00%, 03/01/2040	2,670	2,872,753
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017 4.00%, 07/01/2042	3,500	3,305,646
Series 2017-A 5.00%, 07/01/2035	2,350	2,400,075
Series 2017-B 5.00%, 07/01/2034	1,855	1,898,490
Series 2017A 5.00%, 07/01/2036	2,965	3,022,137

114 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities Dist Lodging Tax Revenue) Series 2021 4.00%, 07/01/2043	$8,070	$7,381,645
Washington State Housing Finance Commission (Josephine Caring Community Obligated Group) Series 2025 4.20%, 07/01/2030(a)	5,155	5,130,177
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2013 5.00%, 01/01/2028(a)	650	642,637
5.25%, 01/01/2043(a)	2,870	2,579,225
Series 2015 6.00%, 01/01/2045(a)	2,920	2,888,735
Series 2016 4.00%, 01/01/2026(a)	920	919,398
5.00%, 01/01/2031(a)	5,305	5,354,445
5.00%, 01/01/2036(a)	1,075	1,081,406
5.00%, 01/01/2046(a)	1,140	1,077,766
Series 2019-A 5.00%, 01/01/2034(a)	1,000	1,023,719
5.00%, 01/01/2044(a)	1,330	1,284,389
5.00%, 01/01/2049(a)	5,430	5,044,808
5.00%, 01/01/2055(a)	12,670	11,491,819
Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 5.625%, 07/01/2038(a)	1,215	1,330,915
6.125%, 07/01/2053(a)	5,805	6,247,549
6.25%, 07/01/2059(a)	9,845	10,629,219
6.375%, 07/01/2063(a)	6,500	7,042,716
Washington State Housing Finance Commission (Spokane United Methodist Homes Obligated Group) Series 2020 5.00%, 01/01/2051(a)	2,000	1,783,313
5.00%, 01/01/2056(a)	2,500	2,190,098
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	18,298	17,795,655
Series 2021-1, Class X 0.727%, 12/20/2035(i)	13,982	536,874

ABFunds.com	AB Municipal Income Shares 115

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Washington State Housing Finance Commission (WSHFC 2023-1) Series 2023-1, Class A 3.375%, 04/20/2037	$30,893	$29,188,519
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.084%, 03/01/2050	11,027	10,784,966

		317,608,091

West Virginia – 0.4%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.50%, 06/01/2050(a)	1,000	797,213
Monongalia County Commission Excise Tax District (Monongalia County Commission Excise Tax District) Series 2023 0.00%, 06/01/2053(a)(g)	12,670	2,821,810
7.00%, 06/01/2043(a)	900	942,690
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.006%, 06/01/2040	2,150	1,728,529
4.875%, 06/01/2049	5,535	5,076,775
West Virginia Economic Development Authority (Appalachian Power Co.) Series 2024 3.375%, 03/01/2040	6,300	6,364,089
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(f)	31,250	28,125,000
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2023 4.375%, 06/01/2053	25,775	24,243,772

		70,099,878

Wisconsin – 6.2%
KDC Agribusiness LLC (KDC Agribusiness LLC) 12.00%, 09/14/2023(d)(j)(k)(l)	9,807	– 0	–
St. Croix Chippewa Indians of Wisconsin (St. Croix Chippewa Indians of Wisconsin) Series 2021 5.00%, 09/30/2041(a)	8,850	8,073,975

116 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(a)	$6,995	$6,977,998
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.00%, 07/01/2035	1,340	1,368,277
5.875%, 07/01/2055	2,325	2,333,553
6.00%, 07/01/2060	7,000	7,059,382
Series 2025 6.625%, 07/01/2060	7,750	8,076,794
Wisconsin Health & Educational Facilities Authority (Forensic Science & Protective Medicine Collaboration) Series 2024 5.00%, 08/01/2027(a)	10,200	10,307,335
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2037	1,550	1,498,839
4.00%, 01/01/2057	11,815	9,168,409
Wisconsin Health & Educational Facilities Authority (Sanford Obligated Group) Series 2024 5.50%, 02/15/2054	10,000	10,568,549
AG Series 2020 3.00%, 02/15/2038	1,035	954,460
BAM Series 2024 4.50%, 02/15/2054	2,000	1,970,614
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner) Series 2022 4.625%, 03/15/2040(a)	2,510	2,232,912
Series 2022-A 3.875%, 12/01/2039(a)	11,525	10,218,207
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 5.00%, 06/01/2049(a)	1,340	1,117,285
Wisconsin Public Finance Authority (Absolute Awakenings) Series 2025-A 7.00%, 01/01/2045(a)	7,160	7,694,760
7.25%, 01/01/2061(a)	12,430	13,359,468

ABFunds.com	AB Municipal Income Shares 117

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(a)	$23,900	$10,965,454
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	3,335	3,066,881
Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 4.00%, 01/01/2045	1,500	1,401,849
5.00%, 01/01/2038	550	576,477
5.00%, 01/01/2039	700	731,885
5.00%, 01/01/2040	500	519,662
Wisconsin Public Finance Authority (Carmelite System Obligated Group) Series 2020 5.00%, 01/01/2045	2,030	2,018,824
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(f)	57,000	53,126,405
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-B 5.00%, 12/01/2025	1,000	1,000,203
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	17,600	17,610,141
5.00%, 02/01/2062	21,165	21,075,737
5.50%, 02/01/2042(a)	5,950	6,155,325
5.75%, 02/01/2052(a)	16,500	16,820,628
6.00%, 02/01/2062(a)	20,960	21,544,520
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053(f)	14,895	14,952,758
8.125%, 07/01/2058(f)	14,900	14,979,147
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(a)	18,100	17,437,774
6.625%, 02/01/2046(a)	12,500	10,880,713

118 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Foundation Academy Charter School A NJ Nonprofit) Series 2024 5.00%, 07/01/2035(a)	$700	$733,366
5.00%, 07/01/2055(a)	4,500	4,085,673
5.00%, 07/01/2060(a)	3,550	3,173,132
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2042	3,450	3,385,198
5.00%, 05/01/2047	2,750	2,580,394
Wisconsin Public Finance Authority (Heritage Bend Project) Series 2025 Zero Coupon, 12/15/2042(a)	72,163	21,888,893
Wisconsin Public Finance Authority (Inperium Obligated Group) Series 2024 5.00%, 12/01/2034(a)	2,525	2,647,165
5.50%, 12/01/2044(a)	5,000	5,037,826
5.75%, 12/01/2054(a)	4,350	4,366,004
Wisconsin Public Finance Authority (Kaiser Obligated Group) Series 2022-A 5.00%, 10/01/2052	10,000	10,225,698
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023(d)(f)(j)(k)(l)	21,900	– 0	–
Series 2023 15.00%, 04/30/2023(d)(f)(j)(k)(l)	4,895	49
Wisconsin Public Finance Authority (KSU Bixby Real Estate Foundation) Series 2025 5.25%, 06/15/2045	550	563,638
5.25%, 06/15/2055	1,000	1,026,017
5.50%, 06/15/2055	750	770,432
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031	9,845	6,862,858
Wisconsin Public Finance Authority (Lehigh Valley Health Network) Series 2023 6.625%, 12/01/2032(a)	1,040	1,044,701
7.25%, 12/01/2042(a)	7,775	7,799,530
7.50%, 12/01/2052(a)	5,400	5,461,129

ABFunds.com	AB Municipal Income Shares 119

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (McLemore Resort Manager) Series 2021 4.50%, 06/01/2056(a)	$13,735	$10,026,550
Wisconsin Public Finance Authority (Montgomery County Municipal Utility District Nos 123 & 153) Series 2024 Zero Coupon, 12/15/2034(a)	9,962	5,797,808
Wisconsin Public Finance Authority (National Senior Communities Obligated Group) Series 2022 4.00%, 01/01/2047	1,400	1,253,701
4.00%, 01/01/2052	2,350	2,025,576
Wisconsin Public Finance Authority (NC A&T Real Estate Foundation) Series 2024
5.25%, 06/01/2054	1,000	1,013,969
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(a)	2,717	2,058,373
Wisconsin Public Finance Authority (Pinecrest Academy of Nevada) Series 2024 4.25%, 07/15/2044(a)	2,350	2,083,265
Wisconsin Public Finance Authority (Prerefunded - US Treasuries) Series 2020 5.00%, 04/01/2030(a)	25	26,247
5.00%, 04/01/2040(a)	80	87,332
5.00%, 04/01/2050(a)	335	365,701
Series 2022 4.00%, 04/01/2032(a)	15	15,457
4.00%, 04/01/2052(a)	40	42,770
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044	3,800	3,940,656
5.75%, 07/01/2049	19,030	19,873,769
5.75%, 07/01/2054	13,230	13,751,504
Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(a)	15,500	17,459,789
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	13,000	13,229,496
5.25%, 03/01/2047	5,440	5,459,228

120 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (RBS Evolution LLC) Series 2023 10.00%, 11/01/2038(a)	$19,500	$21,851,304
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2020 5.00%, 04/01/2030(a)	475	486,167
5.00%, 04/01/2040(a)	1,320	1,321,716
5.00%, 04/01/2050(a)	3,050	2,829,435
Series 2022 4.00%, 04/01/2052(a)	2,615	2,075,498
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(a)	29,090	20,507,865
Series 2022 4.00%, 06/01/2049(a)	3,870	2,869,355
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015-A 5.00%, 09/01/2030(a)	545	545,283
Wisconsin Public Finance Authority (Signorelli Projects) Series 2024 5.375%, 12/15/2032(a)	7,268	7,269,325
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(a)	11,060	11,240,113
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2046	8,000	6,442,015
4.00%, 02/01/2051	11,500	8,921,048
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 5.75%, 06/30/2060	103,650	107,038,101
5.75%, 12/31/2065	141,800	146,868,712
6.50%, 06/30/2060	25,065	27,628,721
6.50%, 12/31/2065(b)	99,680	109,477,368
Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2021 4.00%, 06/15/2051	6,415	5,178,683

ABFunds.com	AB Municipal Income Shares 121

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2022 5.00%, 06/15/2042	$1,140	$1,136,039
5.25%, 06/15/2052	1,610	1,574,478
5.375%, 06/15/2057	2,320	2,298,375
5.50%, 06/15/2050	640	640,608
5.50%, 06/15/2062	4,025	4,020,517
Series 2025 5.25%, 06/15/2045	2,275	2,260,190
5.25%, 06/15/2065	2,075	1,979,788
5.50%, 06/15/2055	1,200	1,205,098
Wisconsin Public Finance Authority (TrIPs Obligated Group) Series 2012-B 5.00%, 07/01/2042	5,000	5,000,901
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2039(a)	5,035	5,087,704
Wisconsin Public Finance Authority (UNC Health Appalachian Obligated Group) Series 2021 4.00%, 07/01/2046	1,100	890,376
Wisconsin Public Finance Authority (Uwharrie Charter Academy) Series 2022 5.00%, 06/15/2052(a)	4,315	3,991,116
5.00%, 06/15/2057(a)	6,105	5,576,646
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2031(a)	2,450	2,445,238
4.00%, 12/01/2041(a)	2,770	2,531,433
4.00%, 12/01/2051(a)	6,475	5,369,835
Wisconsin Public Finance Authority (Waterstone Projects) Series 2024 5.50%, 12/15/2038(a)	14,700	14,757,443
Wisconsin Public Finance Authority (WFCS Holdings II LLC) Series 2021-A1 5.00%, 01/01/2056(a)	4,915	4,151,849

		1,045,476,437

Total Long-Term Municipal Bonds (cost $17,758,750,810)		17,503,772,699

122 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 0.3%
New York – 0.3%
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2025 4.20% (MUNIPSA + 0.98%), 05/01/2026(c)	$	52,700	$52,700,000

Pennsylvania – 0.0%
Scranton-Lackawanna Health & Welfare Authority (Community Development Properties Scranton) Series 2025 6.25%, 08/01/2026(a)		175	175,177

Total Short-Term Municipal Notes (cost $52,843,629)			52,875,177

Total Municipal Obligations (cost $17,811,594,439)			17,556,647,876

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Agency CMBS – 0.0%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2022-ML13, Class AUS 3.125%, 09/25/2036		3,797	3,547,717
Series 2022-ML13, Class XCA 0.958%, 07/25/2036(i)		16,563	893,989
Series 2022-ML13, Class XUS 0.985%, 09/25/2036(i)		29,618	1,999,689

			6,441,395

Non-Agency Fixed Rate CMBS – 0.1%
California Housing Finance Agency Series 2021-3, Class X 0.769%, 08/20/2036(i)		19,497	872,261
New Hampshire Business Finance Authority Series 2022-2, Class X 0.675%, 10/01/2036(i)		23,958	1,010,005
Washington State Housing Finance Commission Series 2023-1, Class X
1.451%, 04/20/2037(i)		68,038	6,651,461

			8,533,727

Total Commercial Mortgage-Backed Securities (cost $14,682,908)			14,975,122

ABFunds.com	AB Municipal Income Shares 123

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 0.0%
Financial Institutions – 0.0%
REITs – 0.0%
Bridgewater Castle Rock ALF LLC 9.50%, 12/31/2025(j)(k) (cost $4,990,000)	$	4,990	$4,990,000

		Shares
PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Guayama Holdings 0.00%(d)(j)(k) (cost $5,885,339)		330,842	962,750

SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.96%(n)(o)(p) (cost $208,803,025)		208,803,025	208,803,025

Total Investments – 105.1% (cost $18,045,955,711)			17,786,378,773
Other assets less liabilities – (5.1)%			(858,927,506)

Net Assets – 100.0%			$16,927,451,267

124 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note C)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	219,860	01/15/2028	1.230%	CPI#	Maturity	$46,379,689	$	– 0	–	$46,379,689
USD	572,220	10/15/2028	CPI#	2.565%	Maturity	(2,058,556)		– 0	–	(2,058,556)
USD	265,880	01/15/2029	CPI#	3.390%	Maturity	(9,753,252)		– 0	–	(9,753,252)
USD	113,220	01/15/2029	CPI#	3.735%	Maturity	(567,361)		– 0	–	(567,361)
USD	79,070	01/15/2029	CPI#	3.331%	Maturity	(3,322,965)		– 0	–	(3,322,965)
USD	960,000	10/15/2029	2.485%	CPI#	Maturity	5,851,142		– 0	–	5,851,142
USD	742,122	10/15/2029	2.516%	CPI#	Maturity	3,411,379		– 0	–	3,411,379
USD	741,440	10/15/2029	2.451%	CPI#	Maturity	5,726,831		– 0	–	5,726,831
USD	741,438	10/15/2029	2.499%	CPI#	Maturity	4,017,541		– 0	–	4,017,541
USD	67,450	01/15/2030	1.572%	CPI#	Maturity	13,276,266		– 0	–	13,276,266
USD	67,450	01/15/2030	1.587%	CPI#	Maturity	13,175,158		– 0	–	13,175,158
USD	609,780	10/15/2030	CPI#	2.531%	Maturity	(1,841,639)		– 0	–	(1,841,639)
USD	93,000	01/15/2031	2.782%	CPI#	Maturity	7,573,347		– 0	–	7,573,347
USD	85,000	01/15/2031	2.680%	CPI#	Maturity	7,846,904		– 0	–	7,846,904
USD	52,820	01/15/2031	2.989%	CPI#	Maturity	3,121,770		– 0	–	3,121,770
USD	75,410	01/15/2032	CPI#	3.064%	Maturity	(3,242,320)		– 0	–	(3,242,320)
USD	52,000	04/15/2032	CPI#	2.909%	Maturity	(2,946,652)		– 0	–	(2,946,652)

						$86,647,282	$	– 0	–	$86,647,282

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note C)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	258,455	10/15/2029	1 Day SOFR	3.814%	Annual	$4,194,063	$	– 0	–	$4,194,063
USD	414,000	10/15/2030	1 Day SOFR	4.092%	Annual	12,912,061		– 0	–	12,912,061
USD	350,550	09/15/2031	1 Day SOFR	3.942%	Annual	8,789,041		(68,571)		8,857,612
USD	240,000	12/03/2031	1 Day SOFR	4.178%	Annual	9,001,349		– 0	–	9,001,349
USD	237,460	12/03/2031	1 Day SOFR	4.057%	Annual	7,072,068		– 0	–	7,072,068
USD	150,000	03/12/2032	1 Day SOFR	3.837%	Annual	2,526,510		– 0	–	2,526,510
USD	318,800	08/20/2035	3.804%	1 Day SOFR	Annual	(3,259,324)		– 0	–	(3,259,324)
USD	815,900	09/25/2035	3.587%	1 Day SOFR	Annual	6,271,549		– 0	–	6,271,549
USD	211,500	09/25/2035	3.510%	1 Day SOFR	Annual	3,008,273		– 0	–	3,008,273
USD	99,600	10/25/2035	3.521%	1 Day SOFR	Annual	1,293,278		– 0	–	1,293,278

						$51,808,868		$(68,571)		$51,877,439

ABFunds.com	AB Municipal Income Shares 125

PORTFOLIO OF INVESTMENTS (continued)

INTEREST RATE SWAPS (see Note C)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Bank of America NA	USD	10,000	05/06/2026	MMD 10 Year^	3.660%	Maturity	$782,642	$	– 0	–	$782,642
Bank of America NA	USD	5,000	06/25/2026	MMD 10 Year^	3.570%	Maturity	324,807		– 0	–	324,807
Bank of America NA	USD	10,000	08/10/2026	MMD 10 Year^	3.580%	Maturity	617,186		– 0	–	617,186
Bank of America NA	USD	20,000	09/18/2026	MMD 5 Year^	2.480%	Maturity	(88,011)		– 0	–	(88,011)
Citibank NA	USD	52,610	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	2,796,420		– 0	–	2,796,420
JPMorgan Chase Bank NA	USD	10,000	04/23/2026	MMD 10 Year^	3.840%	Maturity	971,006		– 0	–	971,006
JPMorgan Chase Bank NA	USD	8,000	06/04/2026	MMD 10 Year^	3.690%	Maturity	628,498		– 0	–	628,498
Morgan Stanley Capital Services LLC	USD	10,000	04/13/2026	MMD 10 Year^	3.890%	Maturity	1,028,090		– 0	–	1,028,090
Morgan Stanley Capital Services LLC	USD	10,000	05/29/2026	MMD 10 Year^	3.660%	Maturity	761,704		– 0	–	761,704
Morgan Stanley Capital Services LLC	USD	10,000	07/13/2026	MMD 5 Year^	2.930%	Maturity	194,950		– 0	–	194,950
Royal Bank of Canada	USD	2,000	09/18/2026	MMD 5 Year^	2.480%	Maturity	(8,801)		– 0	–	(8,801)
Royal Bank of Canada	USD	10,000	10/13/2026	MMD 5 Year^	2.610%	Maturity	10,123		– 0	–	10,123

							$8,018,614	$	– 0	–	$8,018,614

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap index.

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At October 31, 2025, the aggregate market value of these securities amounted to $4,563,880,270 or 27.0% of net assets.

(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note H).

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at October 31, 2025.

(d)	Non-income producing security.

(e)	Defaulted.

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.84% of net assets as of October 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.75%, 07/01/2030	05/16/2022	$1,555,637	$45,900	0.00%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	08/12/2020 - 07/20/2022	35,639,422	1,038,870	0.01%

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PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2021-A 6.00%, 07/01/2051	07/21/2022	$1,324,222	$43,605	0.00%
Brazoria County Industrial Development Corp. (Brazoria County Industrial Development) 10.00%, 06/01/2042	06/08/2022	9,187,032	937	0.00%
Brazoria County Industrial Development Corp. (Brazoria County Industrial Development) 12.00%, 06/01/2043	06/05/2023	2,343,422	234	0.00%
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052	09/21/2023	1,154,944	1,110,345	0.01%
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046	01/10/2023	3,375,497	2,178,000	0.01%
Colorado Educational & Cultural Facilities Authority (STEAD School/The) Series 2023-A 7.00%, 07/01/2034	12/20/2023	18,215,000	18,759,953	0.11%
Colorado Educational & Cultural Facilities Authority (STEAD School/The) Series 2023-B 8.125%, 07/01/2028	12/20/2023	465,000	469,853	0.00%
County of Montgomery OH (County of Montgomery OH) 6.00%, 04/01/2038	09/15/2020	809,671	18,667	0.00%
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018 - 10/05/2020	4,854,561	95,052	0.00%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041	01/14/2021	19,316,163	14,888,400	0.09%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 3.00%, 06/01/2031	04/27/2023	621,599	329,000	0.00%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041	11/14/2023 - 03/07/2025	864,339	573,400	0.00%

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PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051	05/09/2023	$888,308	$587,500	0.00%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2056	04/17/2023 - 11/14/2023	1,440,562	1,024,600	0.01%
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2024 5.67%, 11/01/2038	10/19/2022	16,210,000	16,033,914	0.09%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039	03/28/2019 - 06/09/2022	29,065,730	1,515,250	0.01%
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.699%, 11/01/2046	06/24/2024	31,100,000	31,077,098	0.18%
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2049	10/29/2020	6,890,000	5,512,000	0.03%
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2055	10/29/2020	3,628,674	2,960,000	0.02%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 8.75%, 11/01/2032	11/25/2022	2,000,000	2,005,761	0.01%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042	11/25/2022 - 07/26/2024	5,451,602	5,413,483	0.03%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.50%, 11/01/2052	11/25/2022 - 06/13/2025	15,750,549	15,252,251	0.09%
Last Step Recycling LLC (Last Step Recycling LLC) 9.50%, 12/15/2028	03/26/2025 - 06/23/2025	6,621,718	6,621,718	0.04%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018	3,973,604	47,409	0.00%

128 AB Municipal Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029	12/13/2022	$14,345,914	$9,860,000	0.06%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023 - 07/30/2024	20,029,755	20,026,222	0.12%
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033	10/23/2020	3,805,000	761,000	0.00%
Pueblo Urban Renewal Authority (Pueblo Urban Renewal Authority) Series 2021 4.75%, 12/01/2045	03/24/2021 - 03/30/2021	8,050,665	7,518,558	0.04%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031	10/04/2022 - 04/17/2023	2,079,453	271,700	0.00%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040	06/16/2021 - 07/20/2022	5,930,103	671,000	0.00%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051	06/16/2021 - 10/20/2022	7,844,598	997,700	0.01%
State of Nevada Department of Business & Industry (Fulcrum Sierra Holdings) Series 2018 6.95%, 02/15/2038	08/24/2018	1,693,166	17	0.00%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.50%, 06/01/2042	06/08/2022 - 07/29/2024	24,194,460	19,428,000	0.11%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.552%, 06/01/2029	06/08/2022 - 07/29/2024	20,795,556	16,696,000	0.10%
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038	05/31/2023 - 10/22/2024	31,199,442	28,125,000	0.17%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	57,000,000	53,126,405	0.31%

ABFunds.com	AB Municipal Income Shares 129

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053	07/10/2023	$14,895,000	$14,952,758		0.09%
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.125%, 07/01/2058	07/10/2023	14,900,000	14,979,147		0.09%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023	11/10/2022	21,900,000	– 0	–	0.00%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2023 15.00%, 04/30/2023	03/16/2023	4,895,000	49		0.00%

(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at October 31, 2025.

(h)	When-Issued or delayed delivery security.

(i)	IO – Interest Only.

(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(k)	Fair valued by the Adviser.

(l)	Defaulted matured security.

(m)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at October 31, 2025.

(n)	The rate shown represents the 7-day yield as of period end.

(o)	Affiliated investments.

(p)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

As of October 31, 2025, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.4% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

MMD – Municipal Market Data

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

See notes to financial statements.

130 AB Municipal Income Shares	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

October 31, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $17,837,152,686)	$17,577,575,748
Affiliated issuers (cost $208,803,025)	208,803,025
Cash	154,704
Cash collateral due from broker	87,432,771
Interest receivable	260,737,456
Receivable for investment securities sold	20,438,309
Receivable for shares of beneficial interest sold	15,183,141
Unrealized appreciation on interest rate swaps	8,115,426
Receivable for variation margin on centrally cleared swaps	2,613,523
Affiliated dividends receivable	808,866
Receivable due from Adviser	40,856

Total assets	18,181,903,825

Liabilities
Payable for floating rate notes issued*	975,315,000
Payable for investment securities purchased	189,118,471
Dividends payable	72,966,218
Payable for shares of beneficial interest redeemed	7,706,845
Cash collateral due to broker	6,310,000
Unrealized depreciation on interest rate swaps	96,812
Accrued expenses and other liabilities	2,939,212

Total liabilities	1,254,452,558

Net Assets	$16,927,451,267

Composition of Net Assets
Shares of beneficial interest, at par	$15,084
Additional paid-in capital	17,145,529,525
Accumulated loss	(218,093,342)

Net Assets	$16,927,451,267

Net Asset Value Per Share—unlimited shares of beneficial interest authorized, $.00001 par value (based on 1,508,403,259 common shares outstanding)	$11.22

*	Represents short-term floating rate certificates issued by tender option bond trusts (see Note H).

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended October 31, 2025 (unaudited)

Investment Income
Interest	$397,435,034
Dividends—Affiliated issuers	3,333,425
Other income(a)	162,750	$400,931,209

Expenses
Interest and investment expense	15,467,820

Total expenses		15,467,820

Net investment income		385,463,389

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions		(55,960,976)
Swaps		70,422,899
Net change in unrealized appreciation (depreciation) of:
Investments		463,151,984
Swaps		(85,343,610)

Net gain on investment transactions		392,270,297

Net Increase in Net Assets from Operations		$777,733,686

(a)	Other income includes a reimbursement for investment in affiliated issuer (see Note B).

See notes to financial statements.

132 AB Municipal Income Shares	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2025 (unaudited)		Year Ended April 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$385,463,389		$634,260,750
Net realized gain (loss) on investment transactions	14,461,923		(94,297,145)
Net change in unrealized appreciation (depreciation) of investments	377,808,374		97,661,463
Contributions from Affiliates (see Note B)	– 0	–	837

Net increase in net assets from operations	777,733,686		637,625,905
Distribution to Shareholders	(388,505,512)		(612,346,997)
Transactions in Shares of Beneficial Interest
Net increase	1,641,662,384		2,734,152,833

Total increase	2,030,890,558		2,759,431,741
Net Assets
Beginning of period	14,896,560,709		12,137,128,968

End of period	$16,927,451,267		$14,896,560,709

See notes to financial statements.

ABFunds.com	AB Municipal Income Shares 133

NOTES TO FINANCIAL STATEMENTS

October 31, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Corporate Shares (the “Trust”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end, diversified management investment company. The Trust, which is a Massachusetts Business Trust, operates as a “series” company currently offering four separate portfolios: AB Corporate Income Shares, AB Municipal Income Shares, AB Taxable Multi-Sector Income Shares and AB Impact Municipal Income Shares. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to AB Municipal Income Shares (the “Fund”).

Shares of the Fund are offered exclusively to holders of accounts established under wrap fee programs sponsored and maintained by certain registered investment advisers approved by AllianceBernstein L.P. (the “Adviser”). The Fund’s shares may be purchased at the relevant net asset value without a sales charge or other fee. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Trust’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed

134 AB Municipal Income Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

ABFunds.com	AB Municipal Income Shares 135

NOTES TO FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

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NOTES TO FINANCIAL STATEMENTS (continued)

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2025:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$17,496,158,681		$7,614,018	(a)	$17,503,772,699
Short-Term Municipal Notes		– 0	–	52,875,177		– 0	–	52,875,177
Commercial Mortgage-Backed Securities		– 0	–	14,975,122		– 0	–	14,975,122
Corporates—Non-Investment Grade		– 0	–	– 0	–	4,990,000		4,990,000
Preferred Stocks		– 0	–	– 0	–	962,750		962,750
Short-Term Investments		208,803,025		– 0	–	– 0	–	208,803,025

Total Investments in Securities		208,803,025		17,564,008,980		13,566,768	(a)	17,786,378,773
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	110,380,027		– 0	–	110,380,027	(c)
Centrally Cleared Interest Rate Swaps		– 0	–	55,068,192		– 0	–	55,068,192	(c)
Interest Rate Swaps		– 0	–	8,115,426		– 0	–	8,115,426
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(23,732,745)		– 0	–	(23,732,745	)(c)
Centrally Cleared Interest Rate Swaps		– 0	–	(3,259,324)		– 0	–	(3,259,324	)(c)
Interest Rate Swaps		– 0	–	(96,812)		– 0	–	(96,812)

Total		$208,803,025		$17,710,483,744		$13,566,768	(a)	$17,932,853,537

The Fund holds liabilities for floating rate note obligations which are not reflected in the table above. The fair value of the Fund’s liabilities for floating rate note obligations approximates their liquidation values. Floating rate note obligations are generally classified as level 2.

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

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NOTES TO FINANCIAL STATEMENTS (continued)

3. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

6. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

7. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating

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results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the advisory agreement, the Fund pays no advisory fee to the Adviser and the Adviser reimburses or pays for the Fund’s operating expenses. The Fund is an integral part of separately managed accounts in wrap fee programs and other investment programs. Typically, participants in these programs pay a fee to their investment adviser for all costs and expenses of the separately managed account, including costs and expenses associated with the Fund, and a fee is paid by their investment adviser to the Adviser. In certain cases, participants may have a direct relationship with the Adviser without the involvement of a third party investment adviser, in which case the participant would pay a fee directly to the Adviser. The Adviser serves as investment manager and adviser of the Fund and continuously furnishes an investment program for the Fund and manages, supervises and conducts the affairs of the Fund, subject to the supervisions of the Fund’s Board. The advisory agreement provides that the Adviser or an affiliate will furnish, or pay the expenses of the Fund for, office space, facilities and equipment, services of executive and other personnel of the Fund and certain administrative services.

The Fund has entered into a distribution agreement with AllianceBernstein Investments, Inc., the Fund’s principal underwriter (the “Underwriter”), to permit the Underwriter to distribute the Fund’s shares, which are sold at their net asset value without any sales charge. The Fund does not pay a fee for this service. The Underwriter is a wholly owned subsidiary of the Adviser.

AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, acts as the Fund’s registrar, transfer agent and dividend-disbursing agent. ABIS registers the transfer, issuance and redemption of Fund shares and disburses dividends and other distributions to Fund shareholders. The Fund does not pay a fee for this service.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the

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advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to reimburse the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended October 31, 2025, such reimbursement amounted to $162,750.

A summary of the Fund’s transactions in AB mutual funds for the six months ended October 31, 2025 is as follows:

Fund	Market Value 4/30/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$187,362	$1,890,538	$1,869,097	$208,803	$3,333

During the year ended April 30, 2025, the Adviser reimbursed the Fund $837 for trading losses incurred due to a trade entry error.

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended October 31, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$3,592,952,476		$1,411,683,756
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$572,673,345
Gross unrealized depreciation	(685,706,948)

Net unrealized depreciation	$(113,033,603)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

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The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, inflation or credit risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps on the statement of operations, in addition to any realized gain (loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain (loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate, inflation and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in

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basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended October 31, 2025, the Fund held interest rate swaps for hedging purposes.

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Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Fund against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the six months ended October 31, 2025, the Fund held inflation (CPI) swaps for hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

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During the six months ended October 31, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$165,516,790	*	Payable for variation margin on centrally cleared swaps	$26,992,069	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	8,115,426		Unrealized depreciation on interest rate swaps	96,812

Total		$173,632,216			$27,088,881

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$70,422,899	$(85,343,610)

Total		$70,422,899	$(85,343,610)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended October 31, 2025:

Interest Rate Swaps:
Average notional amount	$139,610,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$3,776,151,857
Centrally Cleared Inflation Swaps:
Average notional amount	$5,648,960,000

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the

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Fund as of October 31, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America NA	$1,724,635	$(88,011)			$(1,530,000)		$	– 0	–		$106,624
Citibank NA	2,796,420	– 0	–		(2,660,000)			– 0	–		136,420
JPMorgan Chase Bank NA	1,599,504	– 0	–		(320,000)			(951,512)			327,992
Morgan Stanley Capital Services LLC	1,984,744	– 0	–		(1,800,000)			– 0	–		184,744
Royal Bank of Canada	10,123	(8,801)			– 0	–		– 0	–		1,322

Total	$8,115,426	$(96,812)			$(6,310,000)			$(951,512)			$757,102	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Bank of America NA	$88,011	$(88,011)		$	– 0	–	$	– 0	–	$	– 0	–
Royal Bank of Canada	8,801	(8,801)			– 0	–		– 0	–		– 0	–

Total	$96,812	$(96,812)		$	– 0	–	$	– 0	–	$	– 0	–^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

NOTE D

Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	Shares		Amount
	Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30, 2025	Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30, 2025

Shares sold	270,618,728	436,539,505	$2,963,910,545	$4,893,605,949

Shares redeemed	(120,770,405)	(193,211,087)	(1,322,248,161)	(2,159,453,116)

Net increase	149,848,323	243,328,418	$1,641,662,384	$2,734,152,833

NOTE E

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market.

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Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and any accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Fund’s investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Fund invests more of its assets in a particular state’s municipal securities, the Fund may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. The Fund’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

Tax Risk—There is no guarantee that all of the Fund’s income will remain exempt from U.S. federal or state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in U.S. federal income tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Fund by increasing taxes on that income. In such event, the Fund’s net asset value, or NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Fund shares as investors anticipate adverse effects on the Fund or seek higher yields to offset the potential loss of the tax deduction. As a result, the Fund would be required to maintain higher

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levels of cash to meet the redemptions, which would negatively affect the Fund’s yield. The U.S. federal income tax treatment of payments in respect of certain derivative contracts is unclear.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

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Illiquid Investments Risk— Illiquid investments risk exists when particular investments, such as lower-rated securities, are or become difficult to purchase or sell, possibly preventing the Fund from selling such investments at an advantageous price. The Fund is subject to illiquid investments risk because the market for municipal securities is generally smaller than many other markets. Derivatives and securities involving substantial market and credit risk tend to involve greater illiquid investments risk than most other types of investments.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE F

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the Adviser. The Fund did not utilize the Facility during the six months ended October 31, 2025.

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NOTE G

Distributions to Shareholders

The tax character of distributions to be paid for the year ending April 30, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended April 30, 2025 and April 30, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$28,158,739	$31,837,803

Total taxable distributions	28,158,739	31,837,803
Tax-exempt income	584,188,258	431,142,946

Total distributions paid	$612,346,997	$462,980,749

As of April 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$61,622,693
Accumulated capital and other losses	(108,422,807	)(a)
Unrealized appreciation (depreciation)	(502,947,297	)(b)

Total accumulated earnings (deficit)	$(549,747,411	)(c)

(a)	As of April 30, 2025, the Fund had a net capital loss carryforward of $108,422,807.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of tender option bonds, the tax treatment of swaps, the tax deferral of losses on wash sales, and the tax treatment of bond restructuring.

(c)	The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the tax treatment of defaulted securities and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of April 30, 2025, the Fund had a net short-term capital loss carryforward of $60,333,008 and a net long-term capital loss carryforward of $48,089,799, which may be carried forward for an indefinite period.

NOTE H

Floating Rate Notes Issued in Connection with Securities Held

The Fund may engage in tender option bond (“TOB”) transactions in which the Fund transfers a fixed rate bond (“Fixed Rate Bond”) into a Special Purpose Vehicle (the “SPV”, which is generally organized as a trust). The Fund buys a residual interest in the assets and cash flows of the SPV, often referred to as an inverse floating rate obligation (“Inverse Floater”). The SPV also issues floating rate notes (“Floating Rate Notes”) which are sold to third parties. The Floating Rate Notes pay interest at rates that generally reset weekly and their holders have the option to tender their notes to a liquidity provider for redemption at par. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the

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holders of the Floating Rate Notes to tender their notes at par, and (2) to have the trustee transfer the Fixed Rate Bond held by the SPV to the Fund, thereby collapsing the SPV. The SPV may also be collapsed in certain other circumstances. In accordance with U.S. GAAP requirements regarding accounting for transfers and servicing of financial assets and extinguishments of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its portfolio of investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its statement of assets and liabilities. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The interest expense is also included in the Fund’s expense ratio. At October 31, 2025, the amount of the Fund’s Floating Rate Notes outstanding was $975,315,000 and the related interest rate was 2.60% to 4.30%. For the six months ended October 31, 2025, the average amount of Floating Rate Notes outstanding and the daily weighted average interest rate were $851,396,304 and 3.55%, respectively.

The Fund may also purchase Inverse Floaters in the secondary market without first owning the underlying bond. Such an Inverse Floater is included in the Fund’s portfolio of investments but is not required to be treated as a secured borrowing and reflected in the Fund’s financial statements as a secured borrowing.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 10.97	$ 10.88	$ 11.04	$ 11.36	$ 12.70	$ 10.80

Income From Investment Operations

Net investment income(a)	.27	.51	.50	.45	.43	.44

Net realized and unrealized gain (loss) on investment transactions	.25	.08	(.18)	(.30)	(1.35)	1.91

Contributions from Affiliates	– 0	–	.00	(b)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.52	.59	.32	.15	(.92)	2.35

Less: Dividends

Dividends from net investment income	(.27)	(.50)	(.48)	(.47)	(.42)	(.45)

Net asset value, end of period	$ 11.22	$ 10.97	$ 10.88	$ 11.04	$ 11.36	$ 12.70

Total Return

Total investment return based on net asset value(c)	4.91%	5.39	%+	2.99	%+	1.44	%+	(7.52)%	22.01%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$16,927,451	$14,896,561	$12,137,129	$9,368,786	$7,305,688	$6,349,716

Ratio to average net assets of:

Expenses(d)	.19	%^	.15%	.22%	.21%	.07%	.07%

Net investment income	4.83	%^	4.60%	4.65%	4.10%	3.38%	3.62%

Portfolio turnover rate	9%	16%	17%	18%	6%	10%

(a)	Based on average shares outstanding.

(b)	Amount is less than $.005.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	The expense ratios, excluding interest expense are .00%, .00%, .00%, .00%, .00% and .00%, respectively.

+

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

^	Annualized.

See notes to financial statements.

ABFunds.com	AB Municipal Income Shares 151

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of AB Corporate Shares (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Municipal Income Shares (the “Fund”) at a meeting held in-person on August 5-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors noted that the Fund is designed as a vehicle for the wrap fee account market (where investors pay fees to a wrap fee sponsor which pays investment fees and expenses from such fee). The directors also noted that no advisory fee is payable by the Fund, that the Advisory Agreement does not include the reimbursement provision for certain administrative expenses included in the advisory agreements of most of the open-end AB Funds, and that the Adviser is responsible for payment of the Fund’s ordinary expenses. The directors noted that the Company acknowledges in the Advisory Agreement that the Adviser and its affiliates expect to receive compensation from third parties in connection with services provided under the Advisory Agreement. The directors further noted that the Adviser receives payments from the wrap fee program sponsors (the “Sponsors”) that use the Fund as an investment vehicle for their clients.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the

152 AB Municipal Income Shares	ABFunds.com

directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the underlying fund advised by the Adviser

ABFunds.com	AB Municipal Income Shares 153

in which the Fund invests. The directors noted that the Adviser is compensated by the Sponsors. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Fund against a large group of similar funds (“peer universe”) selected by the 15(c) service provider, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors were cognizant that the Fund was neither designed nor offered as a standalone investment and was intended to serve solely as a component of certain separately managed accounts (“SMAs”). The Adviser had explained that this attribute made it difficult to select an appropriate benchmark for the Fund. At the directors’ request, the Adviser provided information showing the weighting of the Fund in a current SMA and the overall performance of the SMA versus its stated benchmark. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees

The directors considered the advisory fee rate payable by the Fund to the Adviser (zero) and information provided by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds.

The directors noted the unusual arrangements in the Advisory Agreement providing for no advisory fee but were cognizant that the Adviser is indirectly compensated by the Sponsors for its services to the Fund. The directors reviewed the fee arrangements between the Adviser and each of the current Sponsors and noted that such fees were negotiated on an arm’s length basis and were within the range of fees paid by wrap fee sponsors to other advisers of similar funds. While the Adviser’s fee arrangements with the Sponsors vary, the directors acknowledged the Adviser’s view that a portion of such fees (less the expenses of the Fund paid by the Adviser) may reasonably be viewed as compensating the Adviser for advisory services it provides to the Fund (the “implied fee”) and that the Adviser believes that while the Sponsors pay the Adviser different fee rates, the rate of fee attributable to Fund management at the Fund level is the same for all Sponsors. The directors also considered the fee rate schedules used by other registered investment companies that invest in fixed income securities that are advised by the Adviser.

154 AB Municipal Income Shares	ABFunds.com

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of the Fund.

The directors did not consider comparative expense information for the Fund because the Fund does not bear ordinary expenses.

Economies of Scale

The directors did not consider the extent to which fee levels in the Advisory Agreement for the Fund reflect economies of scale because the Advisory Agreement does not provide for any compensation to be paid to the Adviser by the Fund and the Fund’s expense ratio is zero. They did note, however, that the fee payable to the Adviser by the current Sponsors declines at a breakpoint based on either individual account sizes or on total assets managed by the Adviser for the Sponsor.

ABFunds.com	AB Municipal Income Shares 155

NOTES

156 AB Municipal Income Shares	ABFunds.com

AB MUNICIPAL INCOME SHARES

66 Hudson Boulevard East

New York, NY 10001

MIS-0152-1025

October 31, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB TAXABLE MULTI-SECTOR INCOME SHARES

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

October 31, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 61.8%
Industrial – 35.7%
Basic – 1.3%
AngloGold Ashanti Holdings PLC 3.375%, 11/01/2028	$2,000	$1,939,600
Westlake Corp. 3.60%, 08/15/2026	1,000	994,090
WRKCo, Inc. 4.00%, 03/15/2028	3,000	2,986,980

		5,920,670

Capital Goods – 6.3%
Boeing Co. (The) 3.25%, 03/01/2028	3,000	2,932,740
Caterpillar Financial Services Corp. 4.375%, 08/16/2029	2,000	2,029,580
4.70%, 11/15/2029	1,000	1,025,190
CNH Industrial Capital LLC 4.50%, 10/08/2027	2,000	2,013,160
CRH SMW Finance DAC 5.20%, 05/21/2029	2,000	2,061,680
John Deere Capital Corp. 4.50%, 01/16/2029	1,000	1,014,480
Northrop Grumman Corp. 3.20%, 02/01/2027	1,000	990,250
3.25%, 01/15/2028	3,000	2,951,820
Parker-Hannifin Corp. 3.25%, 06/14/2029	2,000	1,943,720
Republic Services, Inc. 2.30%, 03/01/2030	4,000	3,705,120
4.875%, 04/01/2029	1,000	1,024,960
RTX Corp. 3.125%, 05/04/2027	2,000	1,972,160
4.125%, 11/16/2028	2,000	2,001,840
5.75%, 11/08/2026	1,000	1,016,200
Trane Technologies Financing Ltd. 3.80%, 03/21/2029	1,000	990,400
Westinghouse Air Brake Technologies Corp. 4.70%, 09/15/2028(a)	2,000	2,023,260

		29,696,560

Communications - Telecommunications – 1.3%
AT&T, Inc. 1.65%, 02/01/2028	1,000	947,410
T-Mobile USA, Inc. 2.625%, 04/15/2026	3,402	3,378,458
TELUS Corp. 2.80%, 02/16/2027	2,000	1,963,720

		6,289,588

ABFunds.com	AB Taxable Multi-Sector Income Shares 1

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Automotive – 2.4%
American Honda Finance Corp. 2.00%, 03/24/2028	$1,000	$952,870
2.25%, 01/12/2029	2,000	1,885,920
Aptiv Swiss Holdings Ltd. 4.65%, 09/13/2029	2,000	2,031,300
Ford Motor Credit Co. LLC 2.90%, 02/16/2028	2,000	1,912,000
2.90%, 02/10/2029	2,000	1,863,800
4.95%, 05/28/2027	779	779,701
General Motors Financial Co., Inc. 4.30%, 04/06/2029	1,000	996,000
4.90%, 10/06/2029	1,000	1,014,620

		11,436,211

Consumer Cyclical - Other – 0.7%
Las Vegas Sands Corp. 3.50%, 08/18/2026	1,000	991,950
Marriott International, Inc./MD 5.55%, 10/15/2028	2,000	2,077,000

		3,068,950

Consumer Cyclical - Restaurants – 1.2%
McDonald’s Corp. 2.125%, 03/01/2030	3,000	2,753,730
3.50%, 03/01/2027	1,000	992,820
3.50%, 07/01/2027	1,000	992,370
Starbucks Corp. 4.50%, 05/15/2028	1,000	1,008,690

		5,747,610

Consumer Cyclical - Retailers – 0.2%
Ross Stores, Inc. 0.875%, 04/15/2026	1,000	984,700

Consumer Non-Cyclical – 7.4%
Altria Group, Inc. 3.40%, 05/06/2030	1,000	959,410
Archer-Daniels-Midland Co. 2.50%, 08/11/2026	1,000	988,690
3.25%, 03/27/2030	4,000	3,848,640
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	2,275	2,273,203
Bunge Ltd. Finance Corp. 3.25%, 08/15/2026	1,000	992,860
CVS Health Corp. 2.875%, 06/01/2026	2,000	1,981,980
3.25%, 08/15/2029	1,000	961,380

2 AB Taxable Multi-Sector Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

General Mills, Inc. 2.875%, 04/15/2030	$1,000	$942,160
4.20%, 04/17/2028	2,000	2,001,300
Gilead Sciences, Inc. 4.80%, 11/15/2029	1,000	1,026,930
Haleon US Capital LLC 3.375%, 03/24/2027	1,000	991,160
3.375%, 03/24/2029	2,000	1,948,120
HCA, Inc. 4.125%, 06/15/2029	1,000	992,490
Hershey Co. (The) 4.55%, 02/24/2028	1,000	1,016,200
IQVIA, Inc. 5.70%, 05/15/2028	2,000	2,061,140
Kellanova 3.40%, 11/15/2027	1,000	988,470
Kraft Heinz Foods Co. 3.875%, 05/15/2027	4,000	3,981,320
Mondelez International, Inc. 2.625%, 03/17/2027	2,000	1,961,920
Sysco Corp. 2.40%, 02/15/2030	1,000	926,820
Takeda Pharmaceutical Co., Ltd. 5.00%, 11/26/2028	2,000	2,043,280
Tyson Foods, Inc. 4.35%, 03/01/2029	2,000	2,001,980

		34,889,453

Energy – 5.0%
BP Capital Markets America, Inc. 3.937%, 09/21/2028	1,000	998,160
ConocoPhillips Co. 4.70%, 01/15/2030	1,000	1,020,240
Continental Resources, Inc./OK 4.375%, 01/15/2028	4,000	3,980,160
Diamondback Energy, Inc. 3.25%, 12/01/2026	2,000	1,982,040
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029	1,000	955,230
EQT Corp. 3.90%, 10/01/2027	747	741,577
Kinder Morgan, Inc. 5.00%, 02/01/2029	1,000	1,022,040
MPLX LP 4.125%, 03/01/2027	1,000	998,190
Occidental Petroleum Corp. 5.20%, 08/01/2029	1,000	1,021,020
ONEOK, Inc. 4.35%, 03/15/2029	4,000	3,995,160
4.55%, 07/15/2028	1,000	1,006,960

ABFunds.com	AB Taxable Multi-Sector Income Shares 3

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Targa Resources Corp. 6.15%, 03/01/2029	$2,000	$2,103,840
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(b)	2,000	1,876,400
Transcontinental Gas Pipe Line Co. LLC 4.00%, 03/15/2028	1,000	996,020
Williams Cos., Inc. (The) 3.75%, 06/15/2027	1,000	994,020

		23,691,057

Services – 1.3%
Expedia Group, Inc. 3.80%, 02/15/2028	1,000	991,680
4.625%, 08/01/2027	1,000	1,006,220
Mastercard, Inc. 3.35%, 03/26/2030	1,000	973,760
Moody’s Corp. 3.25%, 01/15/2028	1,000	982,940
PayPal Holdings, Inc. 2.85%, 10/01/2029	1,000	953,340
S&P Global, Inc. 2.70%, 03/01/2029	1,000	957,470

		5,865,410

Technology – 7.7%
Analog Devices, Inc. 1.70%, 10/01/2028	1,000	938,220
3.45%, 06/15/2027	1,000	992,160
Autodesk, Inc. 2.85%, 01/15/2030	3,000	2,838,990
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 01/15/2028	1,000	989,920
Broadcom, Inc. 1.95%, 02/15/2028	1,000	954,850
4.00%, 04/15/2029(b)	1,000	995,440
CDW LLC/CDW Finance Corp. 2.67%, 12/01/2026	4,000	3,928,440
Cisco Systems, Inc. 4.55%, 02/24/2028	1,000	1,014,420
Dell International LLC/EMC Corp. 4.90%, 10/01/2026	2,000	2,011,360
Fidelity National Information Services, Inc. 1.15%, 03/01/2026	3,000	2,969,340
Fiserv, Inc. 4.20%, 10/01/2028	1,000	990,480
International Business Machines Corp. 3.30%, 05/15/2026	2,000	1,992,220
3.50%, 05/15/2029	2,000	1,960,600

4 AB Taxable Multi-Sector Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Jabil, Inc. 3.95%, 01/12/2028	$1,000	$994,690
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.30%, 06/18/2029	2,000	1,993,960
Oracle Corp. 2.30%, 03/25/2028	2,000	1,913,160
2.65%, 07/15/2026	2,000	1,979,940
2.95%, 04/01/2030	1,000	935,160
Salesforce, Inc. 1.50%, 07/15/2028	1,000	940,210
VMware LLC 1.40%, 08/15/2026	5,000	4,897,400

		36,230,960

Transportation - Airlines – 0.2%
Southwest Airlines Co. 2.625%, 02/10/2030	1,000	921,420

Transportation - Services – 0.7%
Ryder System, Inc. 5.25%, 06/01/2028	3,000	3,078,000

		167,820,589

Financial Institutions – 21.5%
Banking – 14.4%
Ally Financial, Inc. 6.992%, 06/13/2029	2,000	2,101,600
Banco Bilbao Vizcaya Argentaria SA 5.381%, 03/13/2029	1,000	1,034,220
Banco Santander SA 3.80%, 02/23/2028	3,000	2,970,600
4.175%, 03/24/2028	1,000	998,360
Bank of America Corp. 1.734%, 07/22/2027	1,000	982,310
3.419%, 12/20/2028	2,000	1,969,860
Series G 3.593%, 07/21/2028	2,000	1,982,320
Barclays PLC 4.942%, 09/10/2030	2,000	2,031,800
5.086%, 02/25/2029	1,000	1,016,870
5.501%, 08/09/2028	1,000	1,020,220
Capital One NA 3.45%, 07/27/2026	1,000	994,290
Citigroup, Inc. 1.122%, 01/28/2027	1,000	992,210
3.52%, 10/27/2028	2,000	1,974,500
3.668%, 07/24/2028	1,000	991,310
3.887%, 01/10/2028	2,000	1,992,200
3.98%, 03/20/2030	3,000	2,965,890

ABFunds.com	AB Taxable Multi-Sector Income Shares 5

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Deutsche Bank AG/New York NY 2.311%, 11/16/2027	$1,000	$979,600
4.999%, 09/11/2030	2,000	2,026,960
Goldman Sachs Group, Inc. (The) 1.948%, 10/21/2027	1,000	978,260
2.64%, 02/24/2028	1,000	980,240
HSBC Holdings PLC 2.013%, 09/22/2028	2,000	1,920,920
2.206%, 08/17/2029	3,000	2,834,640
ING Groep NV 5.132% (SOFR + 1.01%), 04/01/2027(c)	1,350	1,353,186
JPMorgan Chase & Co. 2.182%, 06/01/2028	6,500	6,310,330
3.54%, 05/01/2028	1,000	991,390
4.203%, 07/23/2029	2,500	2,503,100
Lloyds Banking Group PLC 3.574%, 11/07/2028	1,000	987,460
Mizuho Financial Group, Inc. 4.254%, 09/11/2029	1,000	1,001,160
5.414%, 09/13/2028	1,000	1,023,270
Morgan Stanley 5.164%, 04/20/2029	2,000	2,043,800
Series G 3.772%, 01/24/2029	6,000	5,946,060
Santander Holdings USA, Inc. 2.49%, 01/06/2028	2,000	1,953,080
Santander UK Group Holdings PLC 3.823%, 11/03/2028	1,000	990,060
Synchrony Bank 5.625%, 08/23/2027	1,000	1,020,700
Synchrony Financial 3.95%, 12/01/2027	1,000	991,630
Toronto-Dominion Bank (The) 1.25%, 09/10/2026	1,000	977,470
UBS AG/Stamford CT 1.25%, 08/07/2026	1,000	979,460
Wells Fargo & Co. 2.393%, 06/02/2028	3,000	2,919,750

		67,731,086

Brokerage – 0.6%
Charles Schwab Corp. (The) 5.643%, 05/19/2029	1,000	1,037,410
Nomura Holdings, Inc. 2.329%, 01/22/2027	2,000	1,954,900

		2,992,310

REITs – 6.5%
American Homes 4 Rent LP 4.25%, 02/15/2028	1,000	1,001,300

6 AB Taxable Multi-Sector Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

American Tower Corp. 1.50%, 01/31/2028	$1,000	$943,570
3.65%, 03/15/2027	2,000	1,985,540
Boston Properties LP 4.50%, 12/01/2028	1,000	1,001,790
Brixmor Operating Partnership LP 4.125%, 05/15/2029	1,000	990,990
Crown Castle, Inc. 1.05%, 07/15/2026	2,000	1,955,460
3.80%, 02/15/2028	2,000	1,978,320
Digital Realty Trust LP 3.60%, 07/01/2029	1,000	976,460
EPR Properties 4.50%, 06/01/2027	1,000	1,000,450
Equinix, Inc. 1.45%, 05/15/2026	3,000	2,955,390
ERP Operating LP 2.50%, 02/15/2030	2,000	1,870,460
GLP Capital LP/GLP Financing II, Inc. 5.30%, 01/15/2029	3,000	3,057,510
Realty Income Corp. 3.10%, 12/15/2029	1,000	960,640
3.40%, 01/15/2030	1,000	969,000
Simon Property Group LP 1.375%, 01/15/2027	1,000	968,520
2.45%, 09/13/2029	4,000	3,760,640
Ventas Realty LP 4.00%, 03/01/2028	1,000	995,680
Welltower OP LLC 3.10%, 01/15/2030	1,000	957,250
4.125%, 03/15/2029	1,000	999,200
4.25%, 04/15/2028	1,000	1,005,770

		30,333,940

		101,057,336

Utility – 4.6%
Electric – 4.6%
AEP Texas, Inc. 3.95%, 06/01/2028	2,000	1,988,680
Commonwealth Edison Co. 2.20%, 03/01/2030	2,000	1,848,240
Series 122 2.95%, 08/15/2027	1,000	983,410
Consumers Energy Co. 4.60%, 05/30/2029	1,000	1,016,320
Dominion Energy, Inc. Series C 3.375%, 04/01/2030	2,000	1,922,000
Series D 2.85%, 08/15/2026	1,000	990,250

ABFunds.com	AB Taxable Multi-Sector Income Shares 7

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Entergy Mississippi LLC 2.85%, 06/01/2028	$3,000	$2,916,030
National Rural Utilities Cooperative Finance Corp. 3.40%, 02/07/2028	2,000	1,973,100
NextEra Energy Capital Holdings, Inc. 1.875%, 01/15/2027	1,000	974,900
Pacific Gas & Electric Co. 3.00%, 06/15/2028	2,000	1,928,740
PacifiCorp 5.10%, 02/15/2029	2,000	2,051,780
Southern California Edison Co. 5.85%, 11/01/2027	1,000	1,025,450
Xcel Energy, Inc. 1.75%, 03/15/2027	1,000	967,810
4.75%, 03/21/2028	1,000	1,012,820

		21,599,530

Total Corporates - Investment Grade (cost $287,862,452)		290,477,455

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 10.8%
United States – 10.8%
California Earthquake Authority (California Earthquake Authority)
Series 2022-A 5.603%, 07/01/2027	1,355	1,372,210
California State Public Works Board (State of California Lease)
Series 2024 4.917%, 04/01/2027	3,900	3,953,117
City of Detroit MI (City of Detroit MI)
Series 2023-B 6.844%, 05/01/2028	590	605,710
City of San Antonio TX (City of San Antonio TX)
Series 2023 5.635%, 02/01/2026	3,000	3,007,883
County of Broward FL Airport System Revenue (County of Broward FL Airport System Revenue)
Series 2019-C 2.384%, 10/01/2026	1,000	985,283
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport)
Series 2023 4.738%, 11/01/2026	1,125	1,135,271

8 AB Taxable Multi-Sector Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

District of Columbia Income Tax Revenue (District of Columbia Income Tax Revenue)
Series 2025-B 4.053%, 06/01/2028	$1,040	$1,045,365
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue)
Series 2021 1.425%, 10/01/2026	1,000	976,708
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization)
Series 2021 3.85%, 06/01/2050	8,100	7,430,372
Guam Government Waterworks Authority (Guam Govt Waterworks Authority)
Series 2020-B 2.75%, 07/01/2030	1,200	1,120,375
Inland Empire Tobacco Securitization Corp. (Inland Empire Tobacco Securitization)
Series 2019 3.678%, 06/01/2038	2,925	2,828,399
Massachusetts Port Authority (Massachusetts Port Authority)
Series 2011-B 6.202%, 07/01/2031	2,955	3,136,060
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia)
Series 2021 1.897%, 01/01/2027	385	375,628
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
NATL Series 1997-A 7.425%, 02/15/2029	3,000	3,145,913
New Jersey Economic Development Authority (State of New Jersey Lease)
Series 2023 4.927%, 03/01/2026	1,050	1,052,232
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission)
Series 2019 2.556%, 12/01/2025	760	759,098
San Francisco City & County Public Utilities Commission Wastewater Revenue (San Francisco City & County Public Utilities Commission Wastewater Revenue)
Series 2024 4.655%, 10/01/2027	3,000	3,042,488

ABFunds.com	AB Taxable Multi-Sector Income Shares 9

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

San Jose Evergreen Community College District (San Jose Evergreen Community College District)
Series 2012 5.102% (CME Term SOFR 3 Month + 1.00%), 07/01/2043(c)	$980	$975,044
State of California (State of California)
Series 2023 5.10%, 03/01/2029	2,000	2,081,373
State of Hawaii (State of Hawaii)
Series 2023-G 4.588%, 10/01/2026	2,000	2,013,719
State of Illinois (State of Illinois)
Series 2024-A 5.256%, 05/01/2026	5,000	5,027,408
Tennessee Energy Acquisition Corp. (Goldman Sachs Group)
Series 2023-A 5.75%, 05/01/2028	2,000	2,043,690
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV)
Series 2020 4.875%, 06/01/2049	2,740	2,513,164

Total Local Governments - US Municipal Bonds (cost $50,355,684)		50,626,510

ASSET-BACKED SECURITIES – 3.4%
Autos - Fixed Rate – 1.9%
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(b)	3,000	3,036,512
Carvana Auto Receivables Trust Series 2021-N1, Class C 1.30%, 01/10/2028	108	106,454
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(b)	934	943,491
Series 2025-1A, Class A2 5.10%, 10/15/2030(b)	3,392	3,386,136
Santander Bank Auto Credit-Linked Notes Series 2023-A, Class B 6.493%, 06/15/2033(b)	33	32,991
Tricolor Auto Securitization Trust Series 2025-2A, Class A 5.12%, 01/16/2029(d)(e)(f)	1,822	1,266,153

10 AB Taxable Multi-Sector Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

US Bank NA
Series 2023-1, Class B 6.789%, 08/25/2032(b)	$257	$259,413

		9,031,150

Other ABS - Fixed Rate – 1.5%
Commonwealth of Massachusetts
Series 2022-B 4.11%, 07/15/2031	396	396,569
Dext ABS LLC
Series 2023-1, Class A2 5.99%, 03/15/2032(b)	530	532,215
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(b)	778	738,728
Louisiana Local Government Environmental Facilities & Community Development Auth Series 2023-ELL, Class A1 5.081%, 06/01/2031	2,075	2,110,293
Oklahoma Development Finance Authority Series 2022-ONG, Class A1 3.877%, 05/01/2037	1,312	1,292,095
Pagaya AI Debt Trust Series 2024-1, Class A 6.66%, 07/15/2031(b)	65	65,121
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1 5.102%, 04/01/2035	1,675	1,728,247
Theorem Funding Trust Series 2023-1A, Class A 7.58%, 04/15/2029(b)	3	2,903

		6,866,171

Total Asset-Backed Securities (cost $16,377,850)		15,897,321

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.9%
Risk Share Floating Rate – 2.9%
Connecticut Avenue Securities Trust
Series 2023-R03, Class 2M1 6.683% (CME Term SOFR + 2.50%), 04/25/2043(b)(c)	457	463,041
Series 2023-R04, Class 1M1 6.483% (CME Term SOFR + 2.30%), 05/25/2043(b)(c)	1,182	1,207,369
Series 2023-R05, Class 1M1 6.083% (CME Term SOFR + 1.90%), 06/25/2043(b)(c)	1,297	1,309,235

ABFunds.com	AB Taxable Multi-Sector Income Shares 11

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2023-R06, Class 1M1 5.883% (CME Term SOFR + 1.70%), 07/25/2043(b)(c)	$402	$403,499
Series 2023-R07, Class 2M1 6.133% (CME Term SOFR + 1.95%), 09/25/2043(b)(c)	491	493,941
Series 2024-R03, Class 2M1 5.333% (CME Term SOFR + 1.15%), 03/25/2044(b)(c)	1,090	1,090,069
Series 2024-R04, Class 1M1 5.283% (CME Term SOFR + 1.10%), 05/25/2044(b)(c)	925	924,972
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2023-DNA1, Class M1A 6.287% (CME Term SOFR + 2.10%), 03/25/2043(b)(c)	220	223,565
Series 2023-DNA2, Class M1A 6.287% (CME Term SOFR + 2.10%), 04/25/2043(b)(c)	918	931,287
Series 2023-HQA1, Class M1A 6.183% (CME Term SOFR + 2.00%), 05/25/2043(b)(c)	1,165	1,175,251
Series 2023-HQA2, Class M1A 6.183% (CME Term SOFR + 2.00%), 06/25/2043(b)(c)	497	497,702
Series 2024-HQA2, Class M1 5.383% (CME Term SOFR + 1.20%), 08/25/2044(b)(c)	1,795	1,798,984
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA4
Series 2025-DNA4, Class M1 5.287% (CME Term SOFR + 1.10%), 10/25/2045(b)(c)	3,100	3,101,938
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C01, Class 1M2 11.047% (CME Term SOFR + 6.86%), 08/25/2028(c)	51	51,708
Series 2016-C02, Class 1M2 10.297% (CME Term SOFR + 6.11%), 09/25/2028(c)	20	20,558

		13,693,119

Agency Fixed Rate – 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 4459, Class CA 5.00%, 12/15/2034	6	5,856

Total Collateralized Mortgage Obligations (cost $13,620,018)		13,698,975

12 AB Taxable Multi-Sector Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.5%
Non-Agency Fixed Rate CMBS – 2.1%
BANK Series 2019-BN16, Class AS 4.267%, 02/15/2052	$2,639	$2,569,005
MAD Commercial Mortgage Trust Series 2025-11MD, Class A 4.754%, 10/15/2042(b)	4,000	3,994,619
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29, Class AS 3.604%, 05/15/2049	3,552	3,466,287

		10,029,911

Non-Agency Floating Rate CMBS – 0.4%
DBC Mortgage Trust Series 2025-DBC, Class B 5.65% (CME Term SOFR 1 Month + 1.60%), 06/15/2038(b)(c)	1,650	1,652,062

Total Commercial Mortgage-Backed Securities (cost $11,678,599)		11,681,973

CORPORATES - NON-INVESTMENT GRADE – 1.0%
Industrial – 0.8%
Communications - Media – 0.6%
Discovery Communications LLC 3.95%, 03/20/2028	1,604	1,573,412
4.125%, 05/15/2029	1,000	968,450
Warnermedia Holdings, Inc. 3.755%, 03/15/2027	316	312,502

		2,854,364

Consumer Non-Cyclical – 0.2%
YMCA of Greater New York 2.303%, 08/01/2026	875	860,772

		3,715,136

Utility – 0.2%
Other Utility – 0.2%
YMCA of Greater New York 2.303%, 08/01/2026	890	873,237

Total Corporates - Non-Investment Grade (cost $4,564,247)		4,588,373

	Shares
SHORT-TERM INVESTMENTS – 17.0%
Investment Companies – 16.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.96%(g)(h)(i) (cost $77,361,847)	77,361,847	77,361,847

ABFunds.com	AB Taxable Multi-Sector Income Shares 13

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 0.6%
Other – 0.6%
Taxable Municipal Funding Trust (Taxable Municipal Funding Trust) Series 2024-B 4.35%, 06/30/2028(b) (cost $3,000,000)	$3,000	$3,000,000

Total Short-Term Investments (cost $80,361,847)		80,361,847

Total Investments – 99.4% (cost $464,820,697)		467,332,454
Other assets less liabilities – 0.6%		2,935,075

Net Assets – 100.0%		$470,267,529

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note C)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	60,000	06/06/2027	1 Day SOFR	3.663%	Annual	$21,892	$	– 0	–	$21,892
USD	30,000	08/28/2027	1 Day SOFR	3.436%	Annual	(39,859)		– 0	–	(39,859)
USD	25,000	06/06/2030	3.591%	1 Day SOFR	Annual	(132,181)		– 0	–	(132,181)
USD	11,000	08/28/2030	3.395%	1 Day SOFR	Annual	21,117		– 0	–	21,117

						$(129,031)	$	– 0	–	$(129,031)

(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at October 31, 2025.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At October 31, 2025, the aggregate market value of these securities amounted to $34,136,884 or 7.3% of net assets.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at October 31, 2025.

(d)	Non-income producing security.

(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.27% of net assets as of October 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Tricolor Auto Securitization Trust
Series 2025-2A, Class A 5.12%, 01/16/2029	06/10/2025	$1,821,743	$1,266,153	0.27%

(f)	Defaulted.

14 AB Taxable Multi-Sector Income Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)	The rate shown represents the 7-day yield as of period end.

(i)	Affiliated investments.

Glossary:

ABS – Asset-Backed Securities

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

NATL – National Interstate Corporation

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

ABFunds.com	AB Taxable Multi-Sector Income Shares 15

STATEMENT OF ASSETS & LIABILITIES

October 31, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $387,458,850)	$389,970,607
Affiliated issuers (cost $77,361,847)	77,361,847
Cash	768
Cash collateral due from broker	476,375
Interest receivable	3,694,081
Receivable for shares of beneficial interest sold	588,428
Affiliated dividends receivable	278,164
Receivable for variation margin on centrally cleared swaps	22,288
Receivable due from Adviser	14,040

Total assets	472,406,598

Liabilities
Dividends payable	1,863,439
Payable for shares of beneficial interest redeemed	275,630

Total liabilities	2,139,069

Net Assets	$470,267,529

Composition of Net Assets
Shares of beneficial interest, at par	$477
Additional paid-in capital	469,560,695
Distributable earnings	706,357

Net Assets	$470,267,529

Net Asset Value Per Share—unlimited shares of beneficial interest authorized, $.00001 par value (based on 47,653,473 common shares outstanding)	$9.87

See notes to financial statements.

16 AB Taxable Multi-Sector Income Shares	ABFunds.com

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2025 (unaudited)

Investment Income
Interest	$9,494,297
Dividends—Affiliated issuers	1,121,009
Other income(a)	113,645

Total investment income		$10,728,951

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions		462,828
Swaps		(1,403)
Net change in unrealized appreciation (depreciation) of:
Investments		765,068
Swaps		(129,031)

Net gain on investment transactions		1,097,462

Contributions from Affiliates (see Note B)		58,863

Net Increase in Net Assets from Operations		$11,885,276

(a)	Other income includes a reimbursement for investment in affiliated issuer (see Note B).

See notes to financial statements.

ABFunds.com	AB Taxable Multi-Sector Income Shares 17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30, 2025
Increase in Net Assets from Operations
Net investment income	$10,728,951	$19,814,790
Net realized gain on investment transactions	461,425	1,806,769
Net change in unrealized appreciation (depreciation) of investments	636,037	7,061,764
Contributions from Affiliates (see Note B)	58,863	– 0	–

Net increase in net assets from operations	11,885,276	28,683,323
Distribution to Shareholders	(10,614,046)	(19,676,455)
Transactions in Shares of Beneficial Interest
Net increase	19,967,526	38,677,428

Total increase	21,238,756	47,684,296
Net Assets
Beginning of period	449,028,773	401,344,477

End of period	$470,267,529	$449,028,773

See notes to financial statements.

18 AB Taxable Multi-Sector Income Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

October 31, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Corporate Shares (the “Trust”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end, diversified management investment company. The Trust, which is a Massachusetts Business Trust, operates as a “series” company currently offering four separate portfolios: AB Corporate Income Shares, AB Municipal Income Shares, AB Taxable Multi-Sector Income Shares and AB Impact Municipal Income Shares. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to AB Taxable Multi-Sector Income Shares (the “Fund”).

Shares of the Fund are offered exclusively to holders of accounts established under wrap fee programs sponsored and maintained by certain registered investment advisers approved by AllianceBernstein L.P. (the “Adviser”). The Fund’s shares may be purchased at the relevant net asset value without a sales charge or other fee. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Trust’s Board of Trustees (the “Board”). Pursuant to these procedures, the Adviser serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at

ABFunds.com	AB Taxable Multi-Sector Income Shares 19

NOTES TO FINANCIAL STATEMENTS (continued)

the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer

20 AB Taxable Multi-Sector Income Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

ABFunds.com	AB Taxable Multi-Sector Income Shares 21

NOTES TO FINANCIAL STATEMENTS (continued)

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2025:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates – Investment Grade	$	– 0	–	$290,477,455		$	– 0	–	$290,477,455
Local Governments – US Municipal Bonds		– 0	–	50,626,510			– 0	–	50,626,510
Asset-Backed Securities		– 0	–	15,897,321			– 0	–	15,897,321
Collateralized Mortgage Obligations		– 0	–	13,698,975			– 0	–	13,698,975
Commercial Mortgage-Backed Securities		– 0	–	11,681,973			– 0	–	11,681,973
Corporates – Non-Investment Grade		– 0	–	4,588,373			– 0	–	4,588,373
Short-Term Investments:
Investment Companies		77,361,847		– 0	–		– 0	–	77,361,847
Short-Term Municipal Notes		– 0	–	3,000,000			– 0	–	3,000,000

Total Investments in Securities		77,361,847		389,970,607			– 0	–	467,332,454
Other Financial Instruments(a) :
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	43,009			– 0	–	43,009	(b)
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(172,040)			– 0	–	(172,040	)(b)

Total		$77,361,847		$389,841,576		$	– 0	–	$467,203,423

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

22 AB Taxable Multi-Sector Income Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

6. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

7. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

ABFunds.com	AB Taxable Multi-Sector Income Shares 23

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the Advisory Agreement, the Fund pays no advisory fee to the Adviser and the Adviser reimburses or pays for the Fund’s operating expenses. The Fund is an integral part of separately managed accounts in wrap fee programs and other investment programs. Typically, participants in these programs pay a fee to their investment adviser for all costs and expenses of the separately managed account, including costs and expenses associated with the Fund, and a fee is paid by their investment adviser to the Adviser. In certain cases, participants may have a direct relationship with the Adviser without the involvement of a third party investment adviser, in which case the participant would pay a fee directly to the Adviser. The Adviser serves as investment manager and adviser of the Fund and continuously furnishes an investment program for the Fund and manages, supervises and conducts the affairs of the Fund, subject to the supervisions of the Fund’s Board. The Advisory Agreement provides that the Adviser or an affiliate will furnish, or pay the expenses of the Fund for, office space, facilities and equipment, services of executive and other personnel of the Fund and certain administrative services.

The Fund has entered into a distribution agreement with AllianceBernstein Investments, Inc., the Fund’s principal underwriter (the “Underwriter”), to permit the Underwriter to distribute the Fund’s shares, which are sold at their net asset value without any sales charge. The Fund does not pay a fee for this service. The Underwriter is a wholly owned subsidiary of the Adviser.

AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, acts as the Fund’s registrar, transfer agent and dividend-disbursing agent. ABIS registers the transfer, issuance and redemption of Fund shares and disburses dividends and other distributions to Fund shareholders. The Fund does not pay a fee for this service.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to reimburse the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended October 31, 2025, such reimbursement amounted to $54,818.

24 AB Taxable Multi-Sector Income Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions in AB mutual funds for the six months ended October 31, 2025 is as follows:

Fund	Market Value 4/30/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$47,983	$114,811	$85,432	$77,362	$1,121

During the six months ended October 31, 2025, the Adviser reimbursed the Fund $58,863, for trading losses incurred due to a trade entry error.

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended October 31, 2025 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$141,718,061	$136,518,924
U.S. government securities	3,100,000	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$3,492,422
Gross unrealized depreciation	(1,109,696)

Net unrealized appreciation	$2,382,726

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions.” A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified

ABFunds.com	AB Taxable Multi-Sector Income Shares 25

NOTES TO FINANCIAL STATEMENTS (continued)

prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount

26 AB Taxable Multi-Sector Income Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended October 31, 2025, the Fund held interest rate swaps for hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with

ABFunds.com	AB Taxable Multi-Sector Income Shares 27

NOTES TO FINANCIAL STATEMENTS (continued)

collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended October 31, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$43,009	*	Payable for variation margin on centrally cleared swaps	$172,040	*

Total		$43,009			$172,040

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities.

This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(1,403)	$(129,031)

Total		$(1,403)	$(129,031)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended October 31, 2025:

Centrally Cleared Interest Rate Swaps:
Average notional amount	$109,600,000	(a)

(a)	Positions were open for five months during the period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE D

Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	Shares		Amount
	Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30, 2025	Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30, 2025

Shares sold	9,147,455	15,578,493	$90,189,112	$152,361,234

Shares redeemed	(7,123,383)	(11,623,597)	(70,221,586)	(113,683,806)

Net increase	2,024,072	3,954,896	$19,967,526	$38,677,428

NOTE E

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and any accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

ABFunds.com	AB Taxable Multi-Sector Income Shares 29

NOTES TO FINANCIAL STATEMENTS (continued)

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk—Investments in emerging-market countries may have more risk than investments in other foreign countries because the markets are less developed, less liquid and are subject to increased potential for market manipulation, and increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Mortgage-Related and/or Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes

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NOTES TO FINANCIAL STATEMENTS (continued)

in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Fund’s investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Fund invests more of its assets in a particular state’s municipal securities, the Fund may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. The Fund’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

ABFunds.com	AB Taxable Multi-Sector Income Shares 31

NOTES TO FINANCIAL STATEMENTS (continued)

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE F

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the Adviser. The Fund did not utilize the Facility during the year ended April 30, 2025.

NOTE G

Distributions to Shareholders

The tax character of distributions to be paid for the year ending April 30, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended April 30, 2025 and April 30, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$19,676,455	$14,094,957

Total taxable distributions paid	$19,676,455	$14,094,957

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NOTES TO FINANCIAL STATEMENTS (continued)

As of April 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,708,596
Accumulated capital and other losses	(2,244,086	)(a)
Unrealized appreciation (depreciation)	1,718,670	(b)

Total accumulated earnings (deficit)	$1,183,180	(c)

(a)

As of April 30, 2025, the Fund had a net capital loss carryforward of $2,244,086. During the fiscal year, the Fund utilized $1,974,384 of capital loss carry forwards to offset current year net realized gains.

(b)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of callable bonds and the tax deferral of losses on wash sales.

(c)	The difference between book-basis and tax-basis components of accumulated earnings (deficit) is attributable primarily to dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of April 30, 2025, the Fund had a net short-term capital loss carryforward of $2,244,086, which may be carried forward for an indefinite period.

NOTE H

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Taxable Multi-Sector Income Shares 33

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 9.84	$ 9.63	$ 9.57	$ 9.59	$ 10.04	$ 9.89

Income From Investment Operations
Net investment income(a)	.23	.44	.39	.23	.10	.14
Net realized and unrealized gain (loss) on investment transactions	.03	.21	.03	(.02)	(.39)	.16
Contributions from Affiliates	.00	(b)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.26	.65	.42	.21	(.29)	.30

Less: Dividends and Distributions
Dividends from net investment income	(.23)	(.44)	(.36)	(.22)	(.12)	(.15)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.01)	(.04)	– 0	–

Total dividends and distributions	(.23)	(.44)	(.36)	(.23)	(.16)	(.15)

Net asset value, end of period	$ 9.87	$ 9.84	$ 9.63	$ 9.57	$ 9.59	$ 10.04

Total Return
Total investment return based on net asset value(b)*	2.64%	6.85%	4.41%	2.21%	(2.98)%	3.02%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$470,268	$449,029	$401,344	$371,863	$297,166	$305,872

Ratio to average net assets of:

Net investment income	4.62	%^	4.51%	4.09%	2.44%	1.03%	1.36%
Portfolio turnover rate	35%	67%	40%	56%	45%	74%

(a)	Based on average shares outstanding.

(b)	Amount is less than $.005.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

*	Includes the impact of proceeds received by the Fund in connection with a trade-error reimbursement from the Adviser, which enhanced performance by .01%, for the six months ended October 31, 2025.

^	Annualized.

See notes to financial statements.

34 AB Taxable Multi-Sector Income Shares	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of AB Corporate Shares (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Taxable Multi-Sector Income Shares (the “Fund”) at a meeting held in-person on August 5-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors noted that the Fund is designed as a vehicle for the wrap fee account market (where investors pay fees to a wrap fee sponsor which pays investment fees and expenses from such fee). The directors also noted that no advisory fee is payable by the Fund, that the Advisory Agreement does not include the reimbursement provision for certain administrative expenses included in the advisory agreements of most of the open-end AB Funds, and that the Adviser is responsible for payment of the Fund’s ordinary expenses. The directors noted that the Company acknowledges in the Advisory Agreement that the Adviser and its affiliates expect to receive compensation from third parties in connection with services provided under the Advisory Agreement. The directors further noted that the Adviser receives payments from the wrap fee program sponsors (the “Sponsors”) that use the Fund as an investment vehicle for their clients.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the

ABFunds.com	AB Taxable Multi-Sector Income Shares 35

directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests. The directors noted that the Adviser is

36 AB Taxable Multi-Sector Income Shares	ABFunds.com

compensated by the Sponsors. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Fund against a large group of similar funds (“peer universe”) selected by the 15(c) service provider, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors were cognizant that the Fund was neither designed nor offered as a standalone investment and was intended to serve solely as a component of certain separately managed accounts (“SMAs”). The Adviser had explained that this attribute made it difficult to select an appropriate benchmark for the Fund. At the directors’ request, the Adviser provided information showing the weighting of the Fund in a current SMA and the overall performance of the SMA versus its stated benchmark. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees

The directors considered the advisory fee rate payable by the Fund to the Adviser (zero) and information provided by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds.

The directors noted the unusual arrangements in the Advisory Agreement providing for no advisory fee but were cognizant that the Adviser is indirectly compensated by the Sponsors for its services to the Fund. The directors reviewed the fee arrangements between the Adviser and each of the current Sponsors and noted that such fees were negotiated on an arm’s length basis and were within the range of fees paid by wrap fee sponsors to other advisers of similar funds. While the Adviser’s fee arrangements with the Sponsors vary, the directors acknowledged the Adviser’s view that a portion of such fees (less the expenses of the Fund paid by the Adviser) may reasonably be viewed as compensating the Adviser for advisory services it provides to the Fund (the “implied fee”) and that the Adviser believes that while the Sponsors pay the Adviser different fee rates, the rate of fee attributable to Fund management at the Fund level is the same for all Sponsors. The directors also considered the fee rate schedules used by other registered investment companies that invest in fixed income securities that are advised by the Adviser.

ABFunds.com	AB Taxable Multi-Sector Income Shares 37

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors recognized that such information was of limited utility in light of the Fund’s unusual fee arrangement. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors did not consider comparative expense information for the Fund because the Fund does not bear ordinary expenses.

Economies of Scale

The directors did not consider the extent to which fee levels in the Advisory Agreement for the Fund reflect economies of scale because the Advisory Agreement does not provide for any compensation to be paid to the Adviser by the Fund and the Fund’s expense ratio is zero. They did note, however, that the fee payable to the Adviser by the current Sponsors declines at a breakpoint based on either individual account sizes or on total assets managed by the Adviser for the Sponsor.

38 AB Taxable Multi-Sector Income Shares	ABFunds.com

NOTES

ABFunds.com	AB Taxable Multi-Sector Income Shares 39

NOTES

40 AB Taxable Multi-Sector Income Shares	ABFunds.com

AB Taxable Multi-Sector Income Shares

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

TMSIS-0152-1025

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Corporate Shares

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	December 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	December 26, 2025

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	December 26, 2025